UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07899 and 811-07885

Name of Fund:	BlackRock Index Funds, Inc.:
BlackRock International Index Fund
BlackRock S&P 500 Index Fund
BlackRock Small Cap Index Fund

Quantitative Master Series LLC:
Master International Index Series
Master S&P 500 Index Series
Master Small Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc. and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 12/31/2011

Item 1 – Report to Stockholders

December 31, 2011

Annual Report
BlackRock International Index Fund | of BlackRock Index Funds, Inc.

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Dear Shareholder

Investors endured a very difficult environment in 2011. Financial markets were extremely volatile as a number of high-profile global events drove frequent about-face changes in investor sentiment. As the year progressed, news flow increasingly influenced trading decisions, to the point where company fundamentals were largely ignored. In the end, lower-risk assets won the “risk on — risk off” trading tug-of-war that characterized 2011’s market activity.

Early in the year, political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted global supply chains and concerns mounted regarding US debt and deficit issues. Nevertheless, equities, commodities and high yield bonds outpaced the less risky asset classes as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data.

Markets reversed sharply in May, however, when the heightened possibility of Greece defaulting on its debt rekindled fears about sovereign debt problems spreading across Europe. Concurrently, economic indicators signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, debt problems escalated in Italy and Spain, and exposure to European sovereign bonds stressed banks globally. Late in the summer, economic data out of the United States and Europe grew increasingly bleak while China and other emerging economies began to show signs of slowing growth. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historical highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, after months of deliberation, European leaders began to show signs of progress toward stemming the region’s debt crisis. These encouraging developments brought investors back from the sidelines and risk assets rallied through the month. However, a lack of definitive details about Europe’s rescue plan soon raised doubts among investors and thwarted the rally at the end of October. The last two months of the year saw political instability in Greece, unsustainable yields on Italian bonds, and US policymakers bickering over budget issues. Global central bank actions and improving economic data energized investors, but confidence was easily tempered by sobering news flow that resurrected uncertainty about the ability of Europe’s leaders to ultimately contain the debt crisis.

Most equity markets failed to fully recover their late-summer losses, although US large cap stocks managed to finish the year with a marginal gain given their perceived safety and stronger US economic data. Conditions were worse overseas, and international markets experienced some significant downturns. Dividend-paying stocks performed relatively well as investors sought yield in the low interest rate environment. Fixed income securities benefited from declining yields and delivered positive returns for the year. US Treasury bonds outperformed other fixed income classes despite their quality rating downgrade, while municipal bonds also delivered superior results. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Many of the themes that caused uncertainty in 2011 are likely to persist well into 2012. While the investment landscape appears treacherous, BlackRock is working for you. We have a roadmap to show you the way.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“While the investment landscape appears treacherous, BlackRock is working for you. We have a roadmap to show you the way.”

Rob Kapito
President, BlackRock Advisors, LLC
Total Returns as of December 31, 2011

	6-month	12-month
US large cap equities (S&P 500® Index)	(3.69)%	2.11%
US small cap equities (Russell 2000® Index)	(9.77)	(4.18)
International equities (MSCI Europe, Australasia, Far East Index)	(16.31)	(12.14)
Emerging market equities (MSCI Emerging Markets Index)	(19.13)	(18.42)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.02	0.10
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	13.46	17.15
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	4.98	7.84
Tax-exempt municipal bonds (S&P Municipal Bond Index)	5.78	10.62
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(0.02)	4.96

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2011	BlackRock International Index Fund

Investment Objective

BlackRock International Index Fund’s (the “Fund”) investment objective is to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12 months ended December 31,2011,Institutional and Investor A Shares of the Fund returned (12.55)% and (12.84)%, respectively, while the benchmark MSCI EAFE Index returned (12.14)% for the same period. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada. For the period beginning with its initial trading date of March 31, 2011 through December 31, 2011, the Fund’s Class K Shares returned (15.38)%. For the same period, the benchmark index returned (15.00)%.

•

Returns for the Fund’s respective share classes differ from the benchmark based on individual share-class expenses. The Fund invests all of its assets in Master International Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

Early in the year, stocks moved unevenly higher despite political upheaval spreading across the Middle East/North Africa region and a sharp rise in oil and other commodity prices. March brought devastating natural disasters that left Japan with massive infrastructure damage, resulting in global supply chain disruptions. All the while, inflationary pressures persisted in developing countries. Nevertheless, the global economy continued to expand, although at a slower pace. Solid corporate profits, improving labor market conditions and reasonably upbeat leading indicators pushed most of the world’s equity markets forward.

•

After reaching their peak at the end of April, equities were met with a sharp reversal when the heightened possibility of Greece defaulting on its debt rekindled fears about the potential impact of the sovereign debt crisis spreading in Europe. Concurrently, it became evident that the pace of economic growth had slowed in the United States and other developed nations. In the United States, a prolonged debt ceiling debate revealed the ineffectiveness of the nation’s policymakers and ultimately led to Standard & Poor’s decision to downgrade the US government’s credit rating in early August. This announcement was the catalyst that spurred one of the most volatile periods in equity trading history. Stock markets across the world swooned as debt problems in Europe spread to Italy and Spain, and global economic indicators grew increasingly bleak.

•

Equities rebounded in October as stronger economic data from the United States helped to calm fears of a global double-dip recession and European leaders demonstrated greater unity in their quest to stem the debt crisis. After months of deliberation, at last finance ministers agreed upon a new plan to reduce Greece’s debt burden, recapitalize the region’s banks and increase the size of the euro-zone bailout fund. However, a lack of definitive details about the rescue plan raised doubts among investors and thwarted the rally at the end of October. International equities generally declined through the final two months of the year as political instability in Greece and Italy fueled uncertainty as to whether Europe’s leaders would be able to contain the crisis. Market volatility softened in December with the support of global central bank actions and improving economic data.

•

Of the 22 developed countries in the MSCI EAFE Index, only Ireland (+13.71%) and New Zealand (+5.54%) posted gains for the year (in USD). While equity markets sold off broadly across Europe, countries participating in the euro currency union saw particularly painful losses. Greece (–62.77%) finished well below all other countries in the index. Asian stocks were dragged down by the world’s debt problems and a weak outlook for consumer demand from Europe and the United States. Japan (–14.33%) also suffered the effects of its appreciating yen on its export-driven economy. From a sector perspective, health care (+5.63%) was the top performer in 2011. The defensive consumer staples sector (+4.14%) also outperformed amid highly volatile conditions. However, heightened uncertainty did not bode well for the more cyclical materials (–22.69%) sector and financials (–21.55%) were battered by the world’s debt problems.

Describe recent portfolio activity.

•

During the 12-month period, as changes were made to the composition of the MSCI EAFE Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the future direction of international markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Series. The Series may invest in a statistically selected sample of the equity securities included in the MSCI EAFE Index and other types of derivative instruments linked to the MSCI EAFE Index.

[3]	This unmanaged index is a free-float adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

Performance Summary for the Period Ended December 31, 2011

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	(16.98)%	(12.55)%	(5.17)%	4.30%
Investor A	(17.14)	(12.84)	(5.43)	4.03
Class K5	(17.00)	(12.55)	(5.13)	4.34
MSCI EAFE Index	(16.31)	(12.14)	(4.72)	4.67

[4]	Average annual total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related fees, if any.
[5]	Class K commenced operations on March 31, 2011. Past performance is not indicative of future results.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	5

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to March 31, 2011, Class K Shares’ performance results are those of Institutional Shares restated to reflect Class K Shares’ fees.

• Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s administrator waived and/or reimbursed a portion of the Fund’s fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts and foreign currency exchange contracts as specified in Note 2 of the Series’ Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity and/or foreign currency exchange rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Series’ Notes to Financial Statements.

6	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including exchange fees; and (b) operating expenses, including administration fees, service fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on July 1, 2011 and held through December 31, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$830.20	$1.61	$1,000.00	$1,023.44	$1.79	0.35%
Investor A	$1,000.00	$828.60	$2.77	$1,000.00	$1,022.18	$3.06	0.60%
Class K	$1,000.00	$830.00	$1.38	$1,000.00	$1,023.69	$1.53	0.30%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests significantly in the Series, the expense table example reflects the net expenses of both the Fund and the Series in which it invests.

[2]	Hypothetical 5% return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	7

Statement of Assets and Liabilities	BlackRock International Index Fund

December 31, 2011

Assets
Investments at value — Master International Index Series (the “Series”) (cost — $261,846,380)	$238,545,799
Withdrawals receivable from the Series	19,560,994
Capital shares sold receivable	391,014
Prepaid expenses	10,935
Total assets	258,508,742

Liabilities

Capital shares redeemed payable	19,952,008
Service fees payable	44,930
Administration fees payable	18,739
Officer’s fees payable	34
Other accrued expenses payable	38,282
Total liabilities	20,053,993
Net Assets	$238,454,749

Net Assets Consist of
Paid-in capital	$291,054,684
Distribution in excess of net investment income	(978,961)
Accumulated net realized loss allocated from the Series	(28,320,393)
Net unrealized appreciation/depreciation allocated from the Series	(23,300,581)
Net Assets	$238,454,749

Net Asset Value
Institutional — Based on net assets of $70,168,677 and 7,286,581 shares outstanding, 125 million shares authorized, $0.0001 par value	$9.63
Investor A — Based on net assets of $168,265,665 and 17,578,959 shares outstanding, 125 million shares authorized, $0.0001 par value	$9.57
Class K — Based on net assets of $20,407 and 2,119 shares outstanding, 125 million shares authorized, $0.0001 par value	$9.63

See Notes to Financial Statements.

8	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Statement of Operations	BlackRock International Index Fund

Year Ended December 31, 2011
Investment Income
Net investment income allocated from the Series:
Dividends — unaffiliated	$10,438,782
Foreign taxes withheld	(1,045,454)
Dividends — affiliated	646
Expenses	(229,045)
Fees waived	1,212
Total income	9,166,141

Expenses
Administration	652,145
Service — Investor A	419,222
Transfer agent — Institutional	52,285
Transfer agent — Investor A	98,666
Transfer agent — Class K	13
Printing	69,404
Registration	60,741
Professional	45,756
Officer	148
Miscellaneous	11,272
Total expenses	1,409,652
Less fees waived by administrator	(216,444)
Less transfer agent fees waived and/or reimbursed — class specific	(55,024)
Total expenses after fees waived and/or reimbursed	1,138,184
Net investment income	8,027,957

Realized and Unrealized Loss Allocated from the Series
Net realized loss from investments, financial futures contracts and foreign currency transactions	(5,481,644)
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and foreign currency transactions	(37,431,256)
Total realized and unrealized loss	(42,912,900)
Net Decrease in Net Assets Resulting from Operations	$(34,884,943)

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	9

Statements of Changes in Net Assets	BlackRock International Index Fund

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2011	2010
Operations
Net investment income	$8,027,957	$5,781,869
Net realized loss	(5,481,644)	(492,726)
Net change in unrealized appreciation/depreciation	(37,431,256)	18,315,616
Net increase (decrease) in net assets resulting from operations	(34,884,943)	23,604,759

Dividends to Shareholders From
Net investment income:
Institutional	(3,165,026)	(3,316,785)
Investor A	(5,380,392)	(4,386,720)
Class K	(737)	—
Decrease in net assets resulting from dividends to shareholders	(8,546,155)	(7,703,505)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	6,705,760	8,421,610

Redemption Fee
Redemption fee	1,682	3,026

Net Assets
Total increase (decrease) in net assets	(36,723,656)	24,325,890
Beginning of year	275,178,405	250,852,515
End of year	$238,454,749	$275,178,405
Distributions in excess of net investment income	$(978,961)	$(652,102)

See Notes to Financial Statements.

10	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Financial Highlights	BlackRock International Index Fund

	Institutional						Investor A
	Year Ended December 31,						Year Ended December 31,
	2011	2010	2009	2008		2007	2011		2010	2009	2008		2007
Per Share Operating Performance
Net asset value, beginning of year	$11.42	$10.97	$8.75	$15.73		$15.14	$11.36		$10.91	$8.71	$15.65		$15.07
Net investment income[1]	0.35	0.25	0.23	0.40		0.39	0.31		0.23	0.21	0.36		0.34
Net realized and unrealized gain (loss)[2]	(1.79)	0.53	2.25	(7.03)		1.16	(1.77)		0.52	2.23	(6.98)		1.16
Net increase (decrease) from investment operations	(1.44)	0.78	2.48	(6.63)		1.55	(1.46)		0.75	2.44	(6.62)		1.50
Dividends and distributions from:
Net investment income	(0.35)	(0.33)	(0.26)	(0.31)		(0.47)	(0.33)		(0.30)	(0.24)	(0.28)		(0.43)
Net realized gain	—	—	—	(0.04)		(0.49)	—		—	—	(0.04)		(0.49)
Total dividends and distributions	(0.35)	(0.33)	(0.26)	(0.35)		(0.96)	(0.33)		(0.30)	(0.24)	(0.32)		(0.92)
Net asset value, end of year	$9.63	$11.42	$10.97	$8.75		$15.73	$9.57		$11.36	$10.91	$8.71		$15.65

Total Investment Return[3]
Based on net asset value	(12.55)%	7.26%	28.38%	(42.24	) %	10.28%	(12.84	) %	7.02%	28.00%	(42.41	) %	9.98%

Ratios to Average Net Assets[4]
Total expenses	0.44%[5]	0.47%	0.54%	0.54%		0.54%	0.70%[5]		0.74%	0.79%	0.79%		0.79%
Total expenses after fees waived and/or reimbursed	0.35%[5]	0.46%	0.54%	0.54%		0.54%	0.60%[5]		0.73%	0.79%	0.79%		0.79%
Net investment income	3.14%[5]	2.35%	2.43%	3.11%		2.37%	2.84%[5]		2.16%	2.27%	2.83%		2.11%

Supplemental Data
Net assets, end of year (000)	$70,169	$112,145	$89,889	$90,688		$158,740	$168,266		$163,033	$160,964	$136,073		$214,422
Portfolio turnover of the Series	6%	8%	30%	30%		30%	6%		8%	30%	30%		30%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4]	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.
[5]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	11

Financial Highlights (concluded)	BlackRock International Index Fund

Class K
Period March 31, 2011[1] to December 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$11.80
Net investment income[2]	0.26
Net realized and unrealized loss	(2.08)
Net decrease from investment operations	(1.82)
Dividends from net investment income	(0.35)
Net asset value, end of period	$9.63

Total Investment Return[3,4]
Based on net asset value	(15.38)%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.48%
Total expenses after fees waived and/or reimbursed	0.30%
Net investment income	3.27%

Supplemental Data
Net assets, end of period (000)	$20
Portfolio turnover of the Series	6%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

12	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Notes to Financial Statements	BlackRock International Index Fund

1. Organization and Significant Accounting Policies:

BlackRock International Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master International Index Series (the “Series”) of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The percentage of the Series owned by the Fund at December 31, 2011 was 27.9%. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. The Fund’s Institutional, Investor A and Class K Shares are generally sold without a front-end or deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its servicing expenditures. Class K Shares bear no ongoing distribution or service fee and are only available to eligible investors.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Series at fair value based on the Fund’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Series are accounted on a trade date basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Corporation, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.24% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Administrator contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2012 unless approved by the Corporation’s Board of Directors (the “Board”), including a majority of the independent directors. These amounts are shown as fees waived by administrator and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. The expense limitation as a percentage of average daily net assets is 0.35% for Institutional, 0.60% for Investor A and 0.30% for Class K Shares.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	13

Notes to Financial Statements (continued)	BlackRock International Index Fund

For the year ended December 31, 2011, the amounts shown as transfer agent fees waived and/or reimbursed — class specific were as follows:

Institutional	$17,517
Investor A	$37,500
Class K	$7

In addition, the Administrator waived $216,444, which is shown as fees waived by administrator in the Statement of Operations.

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees with respect to its Investor A Shares. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets attributable to Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder services to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing to Investor A shareholders.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended December 31, 2011, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Call Center Fees
Institutional	$480
Investor A	$2,257
Class K	—

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

3. Income Tax Information:

US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of December 31, 2011 attributable to foreign currency transactions and the sale of stock of passive foreign investment companies by the Fund were reclassified to the following accounts:

Distributions in excess of net investment income	$191,339
Accumulated net realized loss allocated from the Series	$(191,339)

The tax character of distributions paid during the fiscal years ended December 31, 2011 and December 31, 2010 was as follows:

	12/31/11	12/31/10
Ordinary income	$8,546,155	$7,703,505

As of December 31, 2011, the tax components of accumulated net losses were as follows:

Undistributed ordinary income	$192,680
Capital loss carryforwards	(12,452,641)
Net unrealized losses*	(39,544,168)
Qualified late-year losses**	(795,806)
Total	$(52,599,935)

*

The difference between book-basis and tax-basis net unrealized losses was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the timing of expenses.

**	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2012.

As of December 31, 2011, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires December 31,
2016	$4,270,741
2017	6,596,186
No expiration date*	1,585,714
Total	$12,452,641

*	Must be utilized prior to losses subject to expiration.

14	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Notes to Financial Statements (concluded)	BlackRock International Index Fund

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Institutional
Shares sold	2,419,978	$27,001,665	4,757,714	$48,155,053
Shares issued to shareholders in reinvestment of dividends	302,801	2,862,205	272,016	3,004,545
Shares redeemed	(5,253,420)	(55,609,457)	(3,407,042)	(37,070,076)
Net increase (decrease)	(2,530,641)	$(25,745,587)	1,622,688	$14,089,522

Investor A
Shares sold	5,442,480	$57,248,032	3,080,972	$31,744,710
Shares issued to shareholders in reinvestment of dividends	567,625	5,330,566	395,583	4,329,347
Shares redeemed	(2,785,511)	(30,152,251)	(3,876,688)	(41,741,969)
Net increase (decrease)	3,224,594	$32,426,347	(400,133)	$(5,667,912)

Class K1
Shares sold	2,119	$25,000	—	—
Net increase	2,119	$25,000	—	—

[1]	For the period March 31, 2011 (commencement of operations) to December 31, 2011.

Prior to April 1, 2011, there was a 2% redemption fee on shares redeemed or exchanged that have been held 30 days or less. The redemption fees were collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees were recorded as a credit to paid-in capital. Effective April 1, 2011, the redemption fee was terminated and is no longer charged by the Fund.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	15

Report of Independent Registered Public Accounting Firm	BlackRock International Index Fund

To the Shareholders of BlackRock International Index Fund and Board of Directors of BlackRock Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock International Index Fund, one of the series constituting BlackRock Index Funds, Inc., (the “Fund”) as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock International Index Fund of BlackRock Index Funds, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
February 22, 2012

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Fund for the taxable year ended December 31, 2011.

	Payable Date	Percentage/ Per Share
Qualified Dividend Income for Individuals[1,2]	7/22/11	100.00%
	12/13/11	100.00%
Foreign Source Income[2]	7/22/11	97.71%
	12/13/11	97.71%
Foreign Taxes Paid Per Share[3]	7/22/11	$0.002533
	12/13/11	$0.034811

[1]	The Fund hereby designates the percentage indicated or the maximum amount allowable by law.

[2]	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

[3]

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

16	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Portfolio Information	Master International Index Series

As of December 31, 2011

Ten Largest Holdings	Percent of Long-Term Investments
Nestlé SA, Registered Shares	2%
Vodafone Group Plc	1
HSBC Holdings Plc	1
BP Plc	1
Novartis AG, Registered Shares	1
Royal Dutch Shell Plc, Class A	1
Roche Holding AG	1
GlaxoSmithKline Plc	1
BHP Billiton Ltd.	1
Total SA	1

Geographic Allocations	Percent of Long-Term Investments
United Kingdom	23%
Japan	21
France	9
Switzerland	9
Australia	8
Germany	8
Spain	3
Sweden	3
Hong Kong	3
Netherlands	3
Italy	2
Singapore	2
Other[1]	6

[1]	Other includes a 1% or less investment in each of the following countries: Denmark, Belgium, Finland, Norway, Israel, Luxembourg, Ireland, Austria, Portugal, New Zealand, Bermuda, Greece and China.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	17

Schedule of Investments December 31, 2011	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 8.4%
AGL Energy Ltd.	40,065	$586,224
Alumina Ltd.	210,098	240,533
Amcor Ltd.	108,736	800,474
AMP Ltd.	249,426	1,036,516
Asciano Ltd.	87,349	401,399
ASX Ltd.	15,855	494,908
Australia & New Zealand Banking Group Ltd.	233,618	4,893,106
Bendigo and Adelaide Bank Ltd.	33,458	273,843
BGP Holdings Plc	783,183	10
BHP Billiton Ltd.	285,460	10,076,350
Boral Ltd.	64,514	236,893
Brambles Ltd.	131,275	958,473
Caltex Australia Ltd.	12,363	148,451
Campbell Brothers Ltd.	6,048	302,851
CFS Retail Property Trust	167,131	287,782
Coca-Cola Amatil Ltd.	50,978	598,967
Cochlear Ltd.	4,821	306,187
Commonwealth Bank of Australia Ltd.	138,535	6,958,803
Computershare Ltd.	39,834	325,603
Crown Ltd.	42,229	348,335
CSL Ltd.	46,592	1,519,030
Dexus Property Group	436,867	370,228
Echo Entertainment Group Ltd. (a)	59,379	217,731
Fairfax Media Ltd.	210,117	154,789
Fortescue Metals Group Ltd.	109,781	480,238
Goodman Group	628,123	365,210
GPT Group	157,850	494,745
Harvey Norman Holdings Ltd.	51,396	95,945
Iluka Resources Ltd.	37,489	593,789
Incitec Pivot Ltd.	146,234	464,233
Insurance Australia Group Ltd.	187,815	572,167
Leighton Holdings Ltd.	13,328	259,089
Lend Lease Group	49,505	362,524
Lynas Corp. Ltd. (a)	159,398	170,316
Macquarie Group Ltd.	30,375	737,598
Metcash Ltd.	68,916	284,154
Mirvac Group	299,239	360,533
National Australia Bank Ltd.	195,601	4,659,516
Newcrest Mining Ltd.	67,941	2,070,508
OneSteel Ltd.	112,768	80,627
Orica Ltd.	32,729	809,848
Origin Energy Ltd.	94,512	1,288,822
OZ Minerals Ltd.	28,782	294,419
Qantas Airways Ltd. (a)	101,794	151,520
QBE Insurance Group Ltd.	96,970	1,283,339
QR National Ltd.	153,091	534,787
Ramsay Health Care Ltd.	11,800	232,249
Rio Tinto Ltd.	38,705	2,386,130
Santos Ltd.	83,636	1,046,668

Common Stocks	Shares	Value
Australia (concluded)
Sims Metal Management Ltd.	15,235	$197,333
Sonic Healthcare Ltd.	33,723	388,700
SP AusNet	130,044	124,795
Stockland	211,155	689,799
Suncorp-Metway Ltd.	114,114	975,347
Sydney Airport	31,261	84,970
Tabcorp Holdings Ltd.	59,733	166,387
Tatts Group Ltd.	120,798	301,115
Telstra Corp. Ltd.	386,497	1,314,485
Toll Holdings Ltd.	60,262	259,475
Transurban Group	117,047	672,255
Wesfarmers Ltd., Ordinary Shares	89,346	2,691,437
Westfield Group	194,736	1,553,679
Westfield Retail Trust	257,040	655,066
Westpac Banking Corp.	269,295	5,497,451
Woodside Petroleum Ltd.	56,346	1,763,803
Woolworths Ltd.	108,073	2,774,056
WorleyParsons Ltd.	17,415	456,032
		72,182,645
Austria — 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	17,307	303,814
Immoeast AG NPV	30,711	—
IMMOFINANZ Immobilien Anlagen AG (a)	83,913	251,503
OMV AG	14,801	448,352
Raiffeisen Bank International AG	4,394	113,741
Telekom Austria AG	30,477	364,607
Verbund AG	6,339	169,982
Vienna Insurance Group	3,349	132,275
Voestalpine AG	9,814	274,967
		2,059,241
Belgium — 0.9%
Ageas	192,525	297,438
Anheuser-Busch InBev NV	71,338	4,353,990
Bekaert SA	3,397	108,480
Belgacom SA	13,656	427,290
Colruyt SA	6,575	248,396
Delhaize Group	9,128	511,652
Groupe Bruxelles Lambert SA	7,252	482,436
KBC Bancassurance Holding	13,906	173,877
Mobistar SA	2,628	137,190
Solvay SA	5,376	441,344
UCB SA	9,154	384,039
Umicore SA	10,323	423,986
		7,990,118
Bermuda — 0.1%
Seadrill Ltd.	29,134	971,591

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

See Notes to Financial Statements.

18	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China — 0.0%
Foxconn International Holdings Ltd. (a)	205,313	$132,032

Denmark — 1.0%
A.P. Moller — Maersk A/S, Class A	47	291,930
A.P. Moller — Maersk A/S, Class B	117	769,587
Carlsberg A/S, Class B	9,589	675,195
Coloplast A/S, Class B	2,006	287,859
Danske Bank A/S (a)	58,674	741,403
DSV A/S	18,614	332,632
Novo-Nordisk A/S, Class B	37,789	4,341,321
Novozymes A/S, Class B	20,200	622,321
TDC A/S	34,011	272,373
Tryg A/S	2,275	126,021
Vestas Wind Systems A/S (a)	17,972	193,291
William Demant Holding A/S (a)	2,194	181,976
		8,835,909
Finland — 0.8%
Elisa Corp.	13,010	270,881
Fortum Oyj	39,929	850,410
Kesko Oyj, Class B	5,924	198,586
Kone Oyj, Class B	13,791	713,965
Metso Oyj	11,458	423,179
Neste Oil Oyj	12,128	121,975
Nokia Oyj	332,464	1,602,749
Nokian Renkaat Oyj	9,981	320,463
Orion Oyj	8,394	163,098
Pohjola Bank Plc	11,663	113,012
Sampo Oyj	37,251	921,444
Sanoma Oyj	6,877	78,706
Stora Enso Oyj, Class R	53,049	315,954
UPM-Kymmene Oyj	46,882	513,764
Wartsila Oyj	15,026	432,189
		7,040,375
France — 8.5%
Accor SA	12,527	315,699
Aeroports de Paris	3,212	219,720
Air Liquide	25,205	3,112,254
Alcatel-Lucent SA (a)	208,406	323,867
Alstom SA	18,612	562,266
Arkema SA	5,002	351,484
Atos Origin SA	4,573	199,791
AXA SA	154,552	1,997,772
BNP Paribas SA	85,842	3,342,638
Bouygues SA	16,962	533,467
Bureau Veritas SA	4,928	357,947
Cap Gemini SA	13,329	414,401
Carrefour SA	51,233	1,165,642
Casino Guichard Perrachon SA	4,970	417,926
Christian Dior SA	4,874	575,316
Cie Générale de Géophysique — Veritas (a)	12,556	291,450
Cie Générale des Etablissements Michelin, Class B	15,964	940,619
CNP Assurances	13,166	162,980
Compagnie de Saint-Gobain SA	35,649	1,362,709
Credit Agricole SA	89,561	501,790
Danone SA	51,882	3,255,721
Dassault Systèmes SA	5,426	433,443
Edenred	14,253	349,626
EDP Renoveveis SA	21,601	524,145
Eiffage SA	3,633	87,532
Essilor International SA	17,844	1,257,852

Common Stocks	Shares	Value
France (concluded)
Eurazeo	2,935	$104,036
Eutelsat Communications SA	8,916	347,286
Foncière Des Regions	2,385	152,587
France Telecom SA	164,701	2,577,843
GDF Suez	109,997	2,988,963
Gecina SA	1,890	158,393
Groupe Eurotunnel SA	48,702	330,409
ICADE	2,075	162,599
Iliad SA	1,651	203,209
Imerys SA	3,156	144,753
JC Decaux SA (a)	5,485	125,935
Klepierre	9,565	271,772
L’Oreal SA	21,351	2,223,700
Lafarge SA	18,050	631,880
Lagardere S.C.A.	10,377	273,199
Legrand Promesses	20,060	642,535
LVMH Moët Hennessy Louis Vuitton SA	22,576	3,180,160
Natixis	82,834	206,987
Neopost SA	2,895	194,685
Pernod-Ricard SA	17,626	1,631,444
Peugeot SA	14,075	219,265
Pinault-Printemps-Redoute	6,750	963,490
Publicis Groupe	12,893	591,714
Renault SA	16,704	576,845
Safran SA	15,031	449,518
Sanofi-Aventis	101,865	7,446,097
Schneider Electric SA	43,477	2,273,036
Scor SE	15,483	361,019
Société BIC SA	2,487	220,019
Société Générale SA	58,542	1,292,350
Société Télévision Française 1	9,864	95,951
Sodexo Alliance SA	8,521	609,864
Suez Environnement Co.	25,071	288,039
Technip SA	8,685	814,218
Thales SA	9,102	286,501
Total SA	188,677	9,627,782
Unibail-Rodamco SE	8,160	1,460,421
Vallourec SA	10,022	647,390
Veolia Environnement SA	31,681	347,106
Vinci SA	40,073	1,744,316
Vivendi SA	110,760	2,417,837
Wendel SA	2,796	185,601
		72,528,811
Germany — 7.7%
Adidas-Salomon AG	18,565	1,206,225
Allianz AG, Registered Shares	40,385	3,856,934
Axel Springer AG	3,609	154,873
BASF SE	81,626	5,682,672
Bayer AG, Registered Shares	73,485	4,693,002
Bayerische Motoren Werke AG	29,403	1,965,535
Bayerische Motoren Werke AG, Preference Shares	4,787	226,011
Beiersdorf AG	9,069	513,931
Brenntag AG	3,030	281,766
Celesio AG	7,348	116,230
Commerzbank AG (a)	315,405	530,858
Continental AG (a)	7,170	445,246
Daimler AG	80,480	3,525,710
Deutsche Bank AG, Registered Shares	82,579	3,129,819
Deutsche Boerse AG (a)	17,292	905,025
Deutsche Lufthansa AG, Registered Shares	19,985	237,713
Deutsche Post AG	75,089	1,154,436
Deutsche Telekom AG, Registered Shares	249,523	2,862,248

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	19

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (concluded)
E.ON AG	160,005	$3,448,131
Fraport AG	3,268	160,607
Fresenius Medical Care AG & Co.	18,534	1,258,906
Fresenius SE & Co. KGaA	10,085	932,579
GEA Group AG	15,650	441,814
Hannover Rueckversicherung AG, Registered Shares	5,466	270,844
HeidelbergCement AG	12,415	525,831
Henkel KGaA	11,649	563,587
Henkel KGaA, Preference Shares	15,800	910,841
Hochtief AG	3,923	226,514
Infineon Technologies AG	96,306	723,307
K+S AG	15,264	688,433
Kabel Deutschland Holding AG (a)	7,926	401,812
Lanxess AG	7,556	390,242
Linde AG	15,166	2,253,855
MAN AG	5,734	509,317
Merck KGaA	5,792	576,791
Metro AG	11,620	423,702
Muenchener Rueckversicherungs AG, Registered Shares	15,926	1,951,615
Porsche Automobil Holding SE, Preference Shares	13,551	723,421
ProSieben SAT.1 Media AG, Preference Shares	7,140	130,094
RWE AG	43,444	1,525,031
RWE AG, Preference Shares	3,320	109,224
Salzgitter AG	3,611	180,107
SAP AG	81,762	4,324,527
Siemens AG	73,127	6,996,486
Suedzucker AG	5,874	187,121
ThyssenKrupp AG	34,723	796,641
United Internet AG	9,819	175,026
Volkswagen AG	2,694	360,660
Volkswagen AG, Preference Shares	12,843	1,920,174
Wacker Chemie AG	1,481	118,962
		65,694,436
Greece — 0.1%
Coca-Cola Hellenic Bottling Co. SA (a)	16,733	282,620
Hellenic Telecommunications Organization SA	21,160	76,145
National Bank of Greece SA (a)	87,714	181,323
OPAP SA	19,756	173,859
		713,947
Hong Kong — 2.8%
AIA Group Ltd.	748,800	2,330,955
ASM Pacific Technology Ltd.	18,004	201,649
Bank of East Asia Ltd.	139,932	528,002
BOC Hong Kong Holdings Ltd.	332,400	784,347
Cathay Pacific Airways Ltd.	109,263	186,819
Cheung Kong Holdings Ltd.	123,835	1,468,978
Cheung Kong Infrastructure Holdings Ltd.	41,500	242,644
CLP Holdings Ltd.	171,187	1,454,382
First Pacific Co. Ltd.	190,000	197,142
Galaxy Entertainment Group Ltd. (a)	106,000	192,686
Hang Lung Group Ltd.	78,000	426,869
Hang Lung Properties Ltd.	218,000	618,811
Hang Seng Bank Ltd.	67,853	803,746
Henderson Land Development Co. Ltd.	84,491	418,547
HKT Trust HKT Ltd. (a)	369,000	211,900
The Hong Kong & China Gas Ltd.	420,450	973,498
Hong Kong Exchanges and Clearing Ltd.	91,027	1,448,420
Hopewell Holdings Ltd.	53,349	136,272

Common Stocks	Shares	Value
Hong Kong (concluded)
Hutchison Whampoa Ltd.	190,176	$1,586,988
Hysan Development Co. Ltd.	54,791	179,416
Kerry Properties Ltd.	63,000	208,174
Li & Fung Ltd.	497,980	917,588
Lifestyle International Holdings Ltd.	52,466	115,483
The Link Real Estate Investment Trust	201,414	740,739
MTR Corp.	127,000	410,439
New World Development Ltd.	325,226	261,136
NWS Holdings Ltd.	115,500	169,824
Orient Overseas International Ltd.	18,057	104,970
PCCW Ltd.	369,000	126,615
Power Assets Holdings Ltd.	123,500	913,162
Sands China Ltd. (a)	217,000	608,812
Shangri-La Asia Ltd.	129,905	223,773
Sino Land Co. Ltd.	265,263	376,946
SJM Holdings Ltd.	147,000	238,545
Sun Hung Kai Properties Ltd.	126,324	1,578,660
Swire Pacific Ltd. Class A	63,077	759,986
Wharf Holdings Ltd.	134,357	605,638
Wheelock & Co. Ltd.	81,000	200,289
Wing Hang Bank Ltd.	17,000	139,082
Wynn Macau Ltd.	135,200	337,508
Yue Yuen Industrial Holdings Ltd.	64,285	202,860
		23,632,300
Ireland — 0.3%
Anglo Irish Bank Corp. Plc	62,641	1
CRH Plc	63,578	1,258,652
Elan Corp. Plc (a)	44,805	621,108
James Hardie Industries SE	39,740	277,052
Kerry Group Plc	12,658	463,371
Ryanair Holdings Plc (a)	29,444	137,725
		2,757,909
Israel — 0.7%
Bank Hapoalim Ltd.	96,242	314,711
Bank Leumi Le-Israel BM	105,341	302,507
Bezeq Israeli Telecommunication Corp. Ltd.	157,237	288,532
Cellcom Israel Ltd.	4,972	83,411
Delek Group Ltd.	395	74,522
Elbit Systems Ltd.	2,059	84,779
Israel Chemicals Ltd.	40,108	417,701
The Israel Corp. Ltd.	197	123,379
Israel Discount Bank Ltd. (a)	75,065	100,754
Mizrahi Tefahot Bank Ltd.	10,047	79,780
Nice Systems Ltd. (a)	5,144	176,796
Partner Communications Co. Ltd.	7,239	64,287
Teva Pharmaceutical Industries Ltd.	83,618	3,375,413
		5,486,572
Italy — 2.1%
A2A SpA	94,579	88,632
Assicurazioni Generali SpA	103,655	1,555,999
Atlantia SpA	28,601	456,512
Autogrill SpA	9,990	97,112
Banca Carige SpA	58,018	110,835
Banca Monte dei Paschi di Siena SpA	436,913	141,895
Banco Popolare SpA	151,959	196,041
Enel Green Power SpA	154,583	322,143
Enel SpA	584,629	2,371,683
Eni SpA	213,549	4,402,875
Exor SpA	5,439	109,043
Fiat Industrial SpA (a)	68,731	585,548

See Notes to Financial Statements.

20	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Italy (concluded)
Fiat SpA	69,147	$315,593
Finmeccanica SpA	37,075	136,513
Intesa Sanpaolo SpA	894,400	1,489,637
Intesa Sanpaolo SpA, Non-Convertible Savings Shares	90,027	111,670
Luxottica Group SpA	10,640	297,518
Mediaset SpA	61,786	170,427
Mediobanca SpA	47,138	270,559
Pirelli & C SpA	22,125	185,469
Prysmian SpA	17,540	216,720
Saipem SpA	23,292	985,339
Snam Rete Gas SpA	143,783	633,297
Telecom Italia SpA	832,746	890,088
Telecom Italia SpA (Non-Convertible Savings Shares)	547,064	489,517
Terna SpA	109,934	369,967
UniCredit SpA	123,309	1,017,069
Unione di Banche Italiane ScpA	73,098	298,364
		18,316,065
Japan — 21.2%
ABC-Mart, Inc.	2,200	83,573
Advantest Corp.	12,800	121,561
Aeon Co. Ltd.	53,800	736,961
Aeon Credit Service Co. Ltd.	7,100	111,875
Aeon Mall Co. Ltd.	6,800	144,260
Air Water, Inc.	12,000	152,304
Aisin Seiki Co. Ltd.	17,300	490,284
Ajinomoto Co., Inc.	59,000	708,268
Alfresa Holdings Corp.	3,700	155,737
All Nippon Airways Co. Ltd.	75,000	209,566
Amada Co. Ltd.	33,000	208,875
Aozora Bank Ltd.	53,000	145,827
Asahi Breweries Ltd.	34,300	752,435
Asahi Glass Co. Ltd.	90,100	753,226
Asahi Kasei Corp.	113,000	680,995
Asics Corp.	13,000	146,122
Astellas Pharma, Inc.	39,500	1,603,988
The Bank of Kyoto Ltd.	29,000	249,333
The Bank of Yokohama Ltd.	106,000	500,107
Benesse Holdings, Inc.	5,900	285,217
Bridgestone Corp.	57,800	1,309,065
Brother Industries Ltd.	21,300	260,701
Canon, Inc.	100,800	4,435,936
Casio Computer Co. Ltd.	20,100	121,629
Central Japan Railway Co.	134	1,130,863
The Chiba Bank Ltd.	68,000	437,195
Chiyoda Corp.	12,000	121,835
Chubu Electric Power Co., Inc.	60,200	1,126,518
Chugai Pharmaceutical Co. Ltd.	19,700	324,724
The Chugoku Bank Ltd.	16,000	222,639
The Chugoku Electric Power Co., Inc.	26,300	460,822
Citizen Holdings Co. Ltd.	23,400	135,619
Coca-Cola West Co. Ltd.	5,600	97,051
Cosmo Oil Co. Ltd.	47,000	131,192
Credit Saison Co. Ltd.	13,500	269,609
Dai Nippon Printing Co. Ltd.	50,000	479,990
The Dai-ichi Life Insurance Co.	798	783,394
Daicel Chemical Industries Ltd.	26,000	157,927
Daido Steel Co. Ltd.	25,000	156,072

Common Stocks	Shares	Value
Japan (continued)
Daihatsu Motor Co. Ltd.	17,000	$302,308
Daiichi Sankyo Co. Ltd.	59,800	1,184,347
Daikin Industries Ltd.	21,000	573,239
Dainippon Sumitomo Pharma Co. Ltd.	12,800	145,676
Daito Trust Construction Co. Ltd.	6,300	539,448
Daiwa House Industry Co. Ltd.	41,000	490,141
Daiwa Securities Group Inc.	150,000	466,403
Dena Co. Ltd.	8,200	245,643
Denki Kagaku Kogyo KK	41,000	151,087
Denso Corp.	43,200	1,186,740
Dentsu Inc.	16,213	493,222
East Japan Railway Co.	30,249	1,928,021
Eisai Co. Ltd.	22,400	926,489
Electric Power Development Co.	10,600	281,879
Elpida Memory, Inc. (a)	22,200	102,710
FamilyMart Co. Ltd.	5,600	226,144
Fanuc Ltd.	17,100	2,608,302
Fast Retailing Co. Ltd.	4,600	836,762
Fuji Electric Co. Ltd.	48,800	133,630
Fuji Film Holdings Corp.	40,600	957,783
Fuji Heavy Industries Ltd.	53,000	317,884
Fujitsu Ltd.	163,000	845,146
Fukuoka Financial Group, Inc.	70,000	293,289
Furukawa Electric Co. Ltd.	54,000	123,896
Gree, Inc.	8,100	278,448
GS Yuasa Corp.	32,000	171,396
The Gunma Bank Ltd.	35,000	191,894
The Hachijuni Bank Ltd.	36,000	205,085
Hakuhodo DY Holdings, Inc.	2,070	118,681
Hamamatsu Photonics KK	6,100	212,678
Hino Motors Ltd.	23,000	139,261
Hirose Electric Co. Ltd.	2,800	244,906
The Hiroshima Bank Ltd.	45,000	208,721
Hisamitsu Pharmaceutical Co., Inc.	5,700	241,600
Hitachi Chemical Co. Ltd.	9,400	164,545
Hitachi Construction Machinery Co. Ltd.	9,800	164,392
Hitachi High-Technologies Corp.	5,600	121,312
Hitachi Ltd.	402,000	2,091,191
Hitachi Metals Ltd.	13,000	141,077
Hokkaido Electric Power Co., Inc.	16,100	228,859
Hokuhoku Financial Group, Inc.	113,100	219,914
Hokuriku Electric Power Co.	14,900	278,267
Honda Motor Co. Ltd.	144,900	4,413,782
Hoya Corp.	38,600	829,866
Ibiden Co. Ltd.	11,000	216,569
Idemitsu Kosan Co. Ltd.	2,000	206,114
IHI Corp.	120,000	290,936
Inpex Corp.	195	1,227,763
Isetan Mitsukoshi Holdings Ltd.	33,905	354,211
Isuzu Motors Ltd.	105,000	483,371
ITOCHU Corp.	133,700	1,355,645
Itochu Techno-Solutions Corp.	2,600	116,625
The Iyo Bank Ltd.	22,000	216,788
J. Front Retailing Co. Ltd.	44,600	214,998
Japan Petroleum Exploration Co.	2,400	93,654
Japan Prime Realty Investment Corp.	58	136,300
Japan Real Estate Investment Corp.	42	326,997
Japan Retail Fund Investment Corp.	171	252,954
The Japan Steel Works Ltd.	28,000	194,231
Japan Tobacco, Inc.	400	1,881,004
JFE Holdings, Inc.	40,900	739,471
JGC Corp.	18,000	432,156

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	21

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
The Joyo Bank Ltd.	59,000	$260,374
JS Group Corp.	23,800	456,148
JSR Corp.	16,000	294,883
JTEKT Corp.	19,900	194,487
Jupiter Telecommunications Co. Ltd.	148	149,807
JX Holdings, Inc.	199,360	1,203,057
Kajima Corp.	76,800	235,699
Kamigumi Co. Ltd.	23,000	198,524
Kaneka Corp.	25,000	132,665
The Kansai Electric Power Co., Inc.	66,700	1,024,589
Kansai Paint Co. Ltd.	20,000	178,132
Kao Corp.	46,700	1,274,256
Kawasaki Heavy Industries Ltd.	125,000	310,109
Kawasaki Kisen Kaisha Ltd.	65,000	117,043
KDDI Corp.	259	1,663,375
Keikyu Corp.	42,000	377,196
Keio Electric Railway Co. Ltd.	50,000	352,661
Keisei Electric Railway Co. Ltd.	24,000	176,456
Keyence Corp.	3,720	896,667
Kikkoman Corp.	12,000	137,645
Kinden Corp.	12,000	101,161
Kintetsu Corp.	146,000	570,266
Kirin Holdings Co. Ltd.	71,000	862,702
Kobe Steel Ltd.	225,000	347,742
Koito Manufacturing Co. Ltd.	8,000	111,820
Komatsu Ltd.	84,300	1,965,698
Konami Corp.	8,200	245,211
Konica Minolta Holdings, Inc.	42,000	312,303
Kubota Corp.	102,000	853,591
Kuraray Co. Ltd.	30,700	435,684
Kurita Water Industries Ltd.	9,700	251,791
Kyocera Corp.	13,600	1,090,633
Kyowa Hakko Kirin Co. Ltd.	22,000	268,549
Kyushu Electric Power Co., Inc.	36,200	518,558
Lawson, Inc.	5,400	336,449
Mabuchi Motor Co. Ltd.	2,100	87,220
Makita Corp.	10,100	325,840
Marubeni Corp.	144,000	876,497
Marui Group Co. Ltd.	17,900	139,151
Maruichi Steel Tube Ltd.	4,500	100,073
Mazda Motor Corp. (a)	138,400	243,346
McDonald’s Holdings Co. Japan Ltd.	6,200	166,947
Medipal Holdings Corp.	13,900	145,125
Meiji Holdings Co. Ltd.	6,193	256,486
Miraca Holdings, Inc.	5,100	203,324
Mitsubishi Chemical Holdings Corp.	122,000	668,612
Mitsubishi Corp.	124,900	2,517,329
Mitsubishi Electric Corp.	172,000	1,648,420
Mitsubishi Estate Co. Ltd.	112,000	1,670,078
Mitsubishi Gas Chemical Co., Inc.	35,000	194,076
Mitsubishi Heavy Industries Ltd.	270,200	1,147,594
Mitsubishi Logistics Corp.	11,000	121,819
Mitsubishi Materials Corp.	101,000	273,066
Mitsubishi Motors Corp. (a)	346,000	407,705
Mitsubishi Tanabe Pharma Corp.	20,400	322,281
Mitsubishi UFJ Financial Group, Inc.	1,132,074	4,792,612
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,260	208,192
Mitsui & Co. Ltd.	154,400	2,393,083
Mitsui Chemicals, Inc.	67,000	203,433
Mitsui Fudosan Co. Ltd.	74,000	1,079,046
Mitsui OSK Lines Ltd.	99,000	381,731

Common Stocks	Shares	Value
Japan (continued)
Mizuho Financial Group, Inc.	2,026,164	$2,743,647
MS&AD Insurance Group Holdings, Inc.	50,570	933,451
Murata Manufacturing Co. Ltd.	18,000	921,811
Nabtesco Corp.	8,800	160,075
Namco Bandai Holdings, Inc.	17,300	245,531
NEC Corp. (a)	233,000	471,567
NGK Insulators Ltd.	23,000	272,309
NGK Spark Plug Co. Ltd.	12,000	148,307
NHK Spring Co. Ltd.	14,000	123,736
Nidec Corp.	9,700	842,211
Nikon Corp.	30,200	669,248
Nintendo Co. Ltd.	8,800	1,208,171
Nippon Building Fund, Inc.	50	409,196
Nippon Electric Glass Co.	33,500	329,782
Nippon Express Co. Ltd.	77,000	299,325
Nippon Meat Packers, Inc.	15,000	185,870
Nippon Paper Group, Inc.	8,894	194,205
Nippon Sheet Glass Co. Ltd.	77,000	143,503
Nippon Steel Corp.	453,000	1,126,873
Nippon Telegraph & Telephone Corp.	42,476	2,162,449
Nippon Yusen KK	135,000	344,099
The Nishi-Nippon City Bank Ltd.	62,000	177,842
Nissan Motor Co. Ltd.	220,800	1,977,285
Nisshin Seifun Group, Inc.	16,500	199,747
Nisshin Steel Co. Ltd.	62,000	94,863
Nissin Foods Holdings Co. Ltd.	5,200	203,880
Nitori Holdings Co. Ltd.	3,350	314,122
Nitto Denko Corp.	14,810	526,798
NKSJ Holdings, Inc.	33,475	654,838
NOK Corp.	9,700	165,473
Nomura Holdings, Inc.	322,100	969,757
Nomura Real Estate Holdings, Inc.	8,300	123,158
Nomura Real Estate Office Fund, Inc.	25	128,300
Nomura Research Institute Ltd.	9,000	203,037
NSK Ltd.	39,000	251,911
NTN Corp.	41,000	164,459
NTT Data Corp.	115	366,183
NTT DoCoMo, Inc.	1,357	2,491,479
NTT Urban Development Corp.	115	78,206
Obayashi Corp.	58,000	257,901
Odakyu Electric Railway Co. Ltd.	56,000	541,384
OJI Paper Co. Ltd.	72,000	369,655
Olympus Corp.	18,800	247,124
Omron Corp.	17,800	357,299
Ono Pharmaceutical Co. Ltd.	7,500	420,625
Oracle Corp. Japan	3,200	105,779
Oriental Land Co. Ltd.	4,500	475,085
ORIX Corp.	9,140	753,513
Osaka Gas Co. Ltd.	169,000	667,701
Otsuka Corp.	1,300	89,462
Otsuka Holdings Co. Ltd.	22,600	634,287
Panasonic Corp.	196,000	1,654,175
Rakuten, Inc. (a)	650	699,303
Resona Holdings, Inc.	169,056	744,186
Ricoh Co. Ltd.	60,000	521,902
Rinnai Corp.	3,000	214,814
Rohm Co. Ltd.	8,600	399,908
Sankyo Co. Ltd.	4,900	247,730
Sanrio Co. Ltd.	3,900	200,035
Santen Pharmaceutical Co. Ltd.	6,800	280,822
SBI Holdings, Inc.	1,838	134,184
Secom Co. Ltd.	18,700	859,905

See Notes to Financial Statements.

22	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Sega Sammy Holdings, Inc.	18,832	$406,834
Seiko Epson Corp.	11,900	157,288
Sekisui Chemical Co. Ltd.	36,000	296,553
Sekisui House Ltd.	52,000	462,092
Seven & I Holdings Co. Ltd.	67,000	1,867,270
Seven Bank Ltd.	44,000	86,105
Sharp Corp.	89,000	775,818
Shikoku Electric Power Co. Inc.	16,200	464,744
Shimadzu Corp.	19,000	160,228
Shimamura Co. Ltd.	1,900	194,132
Shimano, Inc.	6,300	306,633
Shimizu Corp.	53,000	222,755
Shin-Etsu Chemical Co. Ltd.	36,500	1,792,872
Shinsei Bank Ltd.	116,000	119,940
Shionogi & Co. Ltd.	26,300	337,390
Shiseido Co. Ltd.	32,200	591,280
The Shizuoka Bank Ltd.	52,000	547,054
Showa Denko KK	125,000	252,277
Showa Shell Sekiyu KK	17,300	116,320
SMC Corp.	4,700	756,163
Softbank Corp.	78,800	2,314,203
Sojitz Corp.	113,700	175,606
Sony Corp.	89,200	1,608,363
Sony Financial Holdings, Inc.	15,500	228,596
Square Enix Holdings Co. Ltd.	5,300	103,872
Stanley Electric Co. Ltd.	13,200	193,441
Sumco Corp. (a)	10,600	78,030
Sumitomo Chemical Co. Ltd.	142,000	515,575
Sumitomo Corp.	99,900	1,350,362
Sumitomo Electric Industries Ltd.	66,900	724,305
Sumitomo Heavy Industries Ltd.	49,000	285,978
Sumitomo Metal Industries Ltd.	302,000	547,696
Sumitomo Metal Mining Co. Ltd.	47,000	601,703
Sumitomo Mitsui Financial Group, Inc.	119,350	3,309,907
Sumitomo Mitsui Trust Holdings, Inc.	276,820	811,785
Sumitomo Realty & Development Co. Ltd.	32,000	559,111
Sumitomo Rubber Industries Ltd.	15,800	189,731
Suruga Bank Ltd.	17,000	151,732
Suzuken Co. Ltd.	6,400	177,216
Suzuki Motor Corp.	30,100	619,761
Sysmex Corp.	6,700	217,830
T&D Holdings, Inc.	51,900	483,237
Taisei Corp.	93,000	235,741
Taisho Pharmaceutical Holdings Co. Ltd. (a)	3,200	246,953
Taiyo Nippon Sanso Corp.	21,000	146,038
Takashimaya Co. Ltd.	21,000	151,257
Takeda Pharmaceutical Co. Ltd.	70,200	3,083,568
TDK Corp.	10,600	467,495
Teijin Ltd.	85,000	260,782
Terumo Corp.	14,700	691,040
THK Co. Ltd.	10,900	214,705
Tobu Railway Co. Ltd.	88,000	449,014
Toho Co. Ltd.	9,900	176,299
Toho Gas Co. Ltd.	38,000	241,959
Tohoku Electric Power Co. Inc.	40,900	392,946
Tokio Marine Holdings, Inc.	64,300	1,423,848
The Tokyo Electric Power Co., Inc. (a)	130,000	311,979
Tokyo Electron Ltd.	15,000	760,014
Tokyo Gas Co. Ltd.	219,000	1,009,276
Tokyu Corp.	98,000	482,609
Tokyu Land Corp.	38,000	143,398

Common Stocks	Shares	Value
Japan (concluded)
TonenGeneral Sekiyu KK	26,000	$283,498
Toppan Printing Co. Ltd.	50,000	367,079
Toray Industries, Inc.	130,700	935,110
Toshiba Corp.	358,000	1,461,011
Tosoh Corp.	45,000	119,582
Toto Ltd.	27,000	208,414
Toyo Seikan Kaisha Ltd.	13,800	187,807
Toyo Suisan Kaisha Ltd.	8,000	193,598
Toyoda Gosei Co. Ltd.	5,700	90,271
Toyota Boshoku Corp.	5,100	53,092
Toyota Industries Corp.	15,400	416,658
Toyota Motor Corp.	245,200	8,108,054
Toyota Tsusho Corp.	19,000	334,910
Trend Micro, Inc. (a)	8,800	262,412
Tsumura & Co.	5,600	165,090
Ube Industries Ltd.	84,000	229,597
Uni-charm Corp.	10,200	502,903
Ushio, Inc.	9,900	142,290
USS Co. Ltd.	1,940	175,334
West Japan Railway Co.	14,900	647,425
Yahoo! Japan Corp.	1,284	413,080
Yakult Honsha Co. Ltd.	8,700	273,515
Yamada Denki Co. Ltd.	7,100	483,646
Yamaguchi Financial Group, Inc.	18,000	171,518
Yamaha Corp.	13,300	121,473
Yamaha Motor Co. Ltd.	25,600	323,780
Yamato Holdings Co. Ltd.	34,600	582,341
Yamato Kogyo Co. Ltd.	3,800	108,761
Yamazaki Baking Co. Ltd.	10,000	131,391
Yaskawa Electric Corp.	19,000	160,905
Yokogawa Electric Corp. (a)	19,500	175,098
		181,431,998
Luxembourg — 0.4%
ArcelorMittal	76,199	1,384,570
Millicom International Cellular SA	6,844	683,715
SES Global	26,546	635,953
Tenaris SA	41,856	769,780
		3,474,018
Netherlands — 2.7%
Aegon NV (a)	154,577	617,797
Akzo Nobel NV	20,547	990,151
ASML Holding NV	38,288	1,599,345
Corio NV	5,219	225,988
Delta Lloyd NV	9,636	161,436
European Aeronautic Defence and Space Co. NV	36,376	1,132,713
Fugro NV	6,199	358,831
Heineken Holding NV	10,186	416,269
Heineken NV	22,994	1,064,515
ING Groep NV (a)	340,216	2,433,088
Koninklijke Ahold NV	103,122	1,386,021
Koninklijke Boskalis Westminster NV	5,872	215,073
Koninklijke DSM NV	13,844	639,890
Koninklijke KPN NV	131,165	1,565,738
Koninklijke Philips Electronics NV	89,592	1,879,792
Koninklijke Vopak NV	6,300	332,217
QIAGEN NV (a)	20,535	282,736
Randstad Holding NV	10,816	318,179
Reed Elsevier NV	60,952	709,201
SBM Offshore NV	15,337	314,389
STMicroelectronics NV	57,655	341,311

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	23

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands (concluded)
TNT Express NV	32,089	$238,998
Unilever NV	144,761	4,977,398
Wolters Kluwer NV	27,037	466,252
		22,667,328
New Zealand — 0.1%
Auckland International Airport Ltd.	81,425	159,481
Contact Energy Ltd. (a)	29,916	122,755
Fletcher Building Ltd.	59,637	284,779
Sky City Ltd.	51,491	137,568
Telecom Corp. of New Zealand Ltd.	171,010	274,003
		978,586
Norway — 0.8%
Aker Solutions ASA	14,045	147,218
DnB NOR ASA	86,644	844,499
Gjensidige Forsikring ASA	17,265	199,842
Norsk Hydro ASA	83,258	384,332
Orkla ASA	68,292	508,540
Statoil ASA	99,131	2,538,772
Subsea 7 SA (a)	24,861	458,937
Telenor ASA	64,195	1,050,471
Yara International ASA	16,632	663,944
		6,796,555
Portugal — 0.2%
Banco Espirito Santo SA, Registered Shares	44,077	76,759
Cimpor-Cimentos de Portugal, SGPS SA	19,097	131,172
Energias de Portugal SA	172,968	534,189
Galp Energia SGPS SA	20,400	299,728
Jeronimo Martins SGPS SA (a)	19,300	318,786
Portugal Telecom SGPS SA, Registered Shares	59,975	345,421
		1,706,055
Singapore — 1.6%
Ascendas Real Estate Investment Trust	161,962	228,694
CapitaLand Ltd.	232,749	396,103
CapitaMall Trust	193,700	253,610
CapitaMalls Asia Ltd.	127,000	110,603
City Developments Ltd.	45,535	312,059
ComfortDelGro Corp. Ltd.	173,816	189,655
Cosco Corp. (Singapore) Ltd.	81,002	54,511
DBS Group Holdings Ltd.	156,407	1,388,312
Fraser and Neave Ltd.	82,096	391,906
Genting Singapore Plc (a)	549,227	639,077
Global Logistic Properties Ltd. (a)	158,000	213,595
Golden Agri-Resources Ltd.	586,251	323,020
Hutchison Port Holdings Trust	460,000	284,575
Jardine Cycle & Carriage Ltd.	9,721	360,682
Keppel Corp. Ltd.	126,577	906,017
Keppel Land Ltd.	66,000	112,818
Neptune Orient Lines Ltd.	73,350	63,430
Noble Group Ltd.	351,840	305,699
Olam International Ltd.	132,900	217,846
Oversea-Chinese Banking Corp.	225,914	1,362,453
SembCorp Industries Ltd.	89,590	279,436
Sembcorp Marine Ltd.	74,197	218,056
Singapore Airlines Ltd.	49,009	383,521
Singapore Exchange Ltd.	76,000	359,228
Singapore Press Holdings Ltd.	133,316	378,944
Singapore Technologies Engineering Ltd.	138,213	286,687
Singapore Telecommunications Ltd.	708,132	1,686,592

Common Stocks	Shares	Value
Singapore (concluded)
StarHub Ltd.	52,157	$117,020
United Overseas Bank Ltd.	111,572	1,313,039
UOL Group Ltd.	43,457	133,862
Wilmar International Ltd.	167,670	646,367
Yangzijiang Shipbuilding Holdings Ltd.	161,183	112,810
		14,030,227
Spain — 3.2%
Abertis Infraestructuras SA	34,250	544,292
Acciona SA	2,350	201,970
Acerinox SA	9,281	118,634
ACS Actividades de Construccion y Servicios SA	12,719	375,537
Amadeus IT Holding SA, Class A	28,081	453,458
Banco Bilbao Vizcaya Argentaria SA	407,238	3,508,029
Banco de Sabadell SA	98,280	372,167
Banco Popular Espanol SA	87,441	397,150
Banco Santander SA	750,093	5,666,691
Bankia SA (a)	78,282	364,233
Bankinter SA	18,086	110,665
Criteria Caixacorp SA	67,845	331,557
Distribuidora Internacional de Alimentacion SA (a)	50,193	225,962
EDP Renovaveis SA (a)	19,120	116,759
Enagas SA	16,213	299,339
Ferrovial SA	33,161	398,786
Fomento de Construcciones y Contratas SA	4,845	125,088
Gas Natural SDG SA	31,110	533,190
Grifols SA (a)	12,868	215,613
Iberdrola SA	339,573	2,121,119
Inditex SA	19,368	1,581,105
Indra Sistemas SA	8,623	109,322
International Consolidated Airlines Group SA (a)	86,524	194,014
Mapfre SA	68,993	218,224
Red Electrica de Espana	9,707	414,511
Repsol YPF SA	70,477	2,156,265
Telefonica SA	365,060	6,289,311
Zardoya Otis SA	12,911	176,559
		27,619,550
Sweden — 3.0%
Alfa Laval AB	30,263	571,530
Assa Abloy AB, Series B	27,837	696,082
Atlas Copco AB, Class A	59,591	1,276,827
Atlas Copco AB, Class B	34,978	662,140
Boliden AB	24,882	360,976
Electrolux AB	21,871	347,510
Getinge AB, Class B	18,129	458,422
Hennes & Mauritz AB, B Shares	90,831	2,913,853
Hexagon AB	21,521	320,380
Holmen AB, Class B	4,661	133,482
Husqvarna AB	38,981	178,974
Industrivarden AB	11,056	131,411
Investor AB	39,881	741,736
Kinnevik Investment AB	18,465	358,895
Lundin Petroleum AB (a)	19,946	488,530
Modern Times Group AB	4,461	212,481
Nordea Bank AB	233,586	1,800,396
Ratos AB	17,816	208,500
Sandvik AB	89,454	1,093,617
Scania AB	28,724	423,999
Securitas AB	28,442	244,642
Skandinaviska Enskilda Banken AB, Class A	125,005	725,280
Skanska AB, Class B	35,924	592,918

See Notes to Financial Statements.
24	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
SKF AB, Class B	34,686	$731,197
SSAB AB, Series A	13,368	117,062
Svenska Cellulosa AB	51,208	755,943
Svenska Handelsbanken, Class A	43,463	1,138,973
Swedbank AB, Class A	71,029	916,601
Swedish Match AB	18,871	668,477
Tele2 AB	28,416	550,690
Telefonaktiebolaget LM Ericsson	267,517	2,712,784
TeliaSonera AB	192,135	1,301,903
Volvo AB, B Shares	123,258	1,342,771
		25,178,982
Switzerland — 8.5%
ABB Ltd. (a)	194,769	3,658,980
Actelion Ltd. (a)	9,964	340,838
Adecco SA, Registered Shares (a)	11,874	494,864
Aryzta AG	7,612	367,227
Baloise Holding AG	4,303	294,389
Barry Callebaut AG (a)	162	159,381
Compagnie Financière Richemont SA	46,364	2,332,234
Crédit Suisse Group AG (a)	101,342	2,375,270
GAM Holdings Ltd. (a)	17,488	189,386
Geberit AG (a)	3,509	674,506
Givaudan SA (a)	744	706,970
Holcim Ltd. (a)	21,766	1,160,238
Julius Baer Group Ltd. (a)	18,311	713,258
Kuehne & Nagel International AG	4,840	541,979
Lindt & Spruengli AG	81	240,677
Lindt & Spruengli AG, Registered Shares	10	333,590
Lonza Group AG, Registered Shares (a)	4,607	271,456
Nestlé SA, Registered Shares	293,354	16,845,415
Novartis AG, Registered Shares	207,450	11,843,954
Pargesa Holding SA	2,442	159,516
Partners Group Holding AG	1,195	208,183
Roche Holding AG	62,450	10,561,435
Schindler Holding AG	4,356	506,341
Schindler Holding AG, Registered Shares	1,929	223,515
SGS SA	486	801,580
Sika AG	182	342,209
Sonova Holding AG, Registered Shares (a)	4,403	458,715
Straumann Holding AG, Registered Shares	656	112,984
Sulzer AG	2,218	236,186
The Swatch Group Ltd., Bearer Shares	2,736	1,018,385
The Swatch Group Ltd., Registered Shares	3,943	261,476
Swiss Life Holding (a)	2,722	249,304
Swiss Reinsurance Co., Registered Shares (a)	30,650	1,558,237
Swisscom AG	2,091	790,874
Syngenta AG, Registered Shares (a)	8,403	2,469,225
Synthes, Inc.	5,792	969,463
Transocean Ltd.	30,693	1,181,315
UBS AG, Registered Shares (a)	323,372	3,836,058
Zurich Financial Services AG (a)	12,938	2,915,025
		72,404,638

Common Stocks	Shares	Value
United Kingdom — 22.9%
3i Group Plc	84,667	$237,706
Admiral Group Plc	17,676	234,347
Aggreko Plc	23,574	737,651
Amec Plc	29,771	419,276
Anglo American Plc	117,576	4,343,274
Antofagasta Plc	34,360	649,835
ARM Holdings Plc	119,652	1,104,444
Associated British Foods Plc	30,849	529,922
AstraZeneca Plc	119,432	5,516,803
Aviva Plc	254,041	1,181,629
Babcock International Group Plc	32,179	367,118
BAE Systems Plc	298,413	1,318,633
Balfour Beatty Plc	60,162	247,294
Barclays Plc	1,028,888	2,817,800
BG Group Plc	301,273	6,436,288
BHP Billiton Plc	187,699	5,487,504
BP Plc	1,683,856	11,994,589
British American Tobacco Plc	175,713	8,335,892
British Land Co. Plc	73,115	524,772
British Sky Broadcasting Group Plc	101,087	1,150,096
BT Group Plc	690,341	2,046,296
Bunzl Plc	29,609	406,281
Burberry Group Plc	38,848	714,322
Cairn Energy Plc (a)	126,105	518,455
The Capita Group Plc	54,287	529,389
Capital Shopping Centres Group Plc	48,885	236,855
Carnival Plc	16,492	543,609
Centrica Plc	459,271	2,062,815
Cobham Plc	100,563	286,346
Compass Group Plc	168,414	1,598,042
Diageo Plc	222,517	4,862,016
Essar Energy Plc (a)	29,542	78,693
Eurasian Natural Resources Corp. Plc	23,514	231,906
Experian Plc	89,049	1,210,402
Fresnillo Plc	16,255	385,157
G4S Plc	127,390	537,720
GKN Plc	138,990	394,692
GlaxoSmithKline Plc	451,042	10,277,406
Glencore International Plc	74,829	456,900
Hammerson Plc	63,897	356,809
HSBC Holdings Plc	1,586,383	12,110,517
ICAP Plc	49,487	266,560
Imperial Tobacco Group Plc	90,028	3,406,705
Inmarsat Plc	39,692	248,580
Intercontinental Hotels Group Plc	26,163	470,407
International Power Plc	136,900	715,845
Intertek Group Plc	14,546	459,348
Invensys Plc	73,682	240,959
Investec Plc	44,581	234,614
ITV Plc	324,659	342,981
J Sainsbury Plc	109,355	514,135
Johnson Matthey Plc	19,282	549,383
Kazakhmys Plc	18,566	268,071
Kingfisher Plc	209,579	814,423
Land Securities Group Plc	69,522	685,694
Legal & General Group Plc	520,545	831,869
Lloyds Banking Group Plc (a)	3,660,302	1,470,271

See Notes to Financial Statements.
BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	25

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
London Stock Exchange Group Plc	13,856	$170,407
Lonmin Plc	14,124	215,199
Man Group Plc	170,006	331,773
Marks & Spencer Group Plc	142,712	689,271
Meggitt Plc	69,658	381,295
National Grid Plc	316,195	3,056,272
Next Plc	15,058	638,824
Old Mutual Plc	490,357	1,031,384
Pearson Plc	72,299	1,356,958
Petrofac Ltd.	23,369	522,654
Prudential Plc	226,278	2,238,833
Randgold Resources Ltd.	8,112	829,360
Reckitt Benckiser Group Plc	55,004	2,712,798
Reed Elsevier Plc	107,861	868,293
Resolution Ltd.	127,197	495,844
Rexam Plc	78,442	429,298
Rio Tinto Plc, Registered Shares	124,326	6,072,891
Rolls-Royce Holdings Plc (a)	166,247	1,924,833
Royal Bank of Scotland Group Plc (a)	1,570,779	495,122
Royal Dutch Shell Plc, Class A	321,693	11,802,677
Royal Dutch Shell Plc, Class B	238,598	9,075,759
RSA Insurance Group Plc	310,978	507,689
SABMiller Plc	84,677	2,976,950
The Sage Group Plc	119,005	543,777
Schroders Plc	10,062	205,149
Scottish & Southern Energy Plc	83,183	1,665,098
Segro Plc	65,911	213,419
Serco Group Plc	44,600	328,163
Severn Trent Plc	21,510	499,156
Shire Plc	49,939	1,735,585
Smith & Nephew Plc	80,158	777,923
Smiths Group Plc	35,177	499,224
Standard Chartered Plc	211,416	4,624,199
Standard Life Plc	210,131	673,259
Tate & Lyle Plc	41,890	457,963
Tesco Plc	712,289	4,456,676
Tui Travel Plc	42,176	108,785
Tullow Oil Plc	80,257	1,743,839
Unilever Plc	114,039	3,824,193
United Utilities Group Plc	60,262	566,648
Vedanta Resources Plc	10,542	166,325
Vodafone Group Plc	4,518,390	12,597,741
The Weir Group Plc	18,965	598,606
Whitbread Plc	15,173	368,378
WM Morrison Supermarkets Plc	194,176	982,140
Wolseley Plc	24,934	824,698
WPP Plc	111,905	1,173,576
Xstrata Plc	184,355	2,806,834
		196,265,084
Total Long-Term Investments (Cost — $875,963,977) — 98.3%		840,894,972

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.07% (b)(c)	1,969,251	$1,969,251
Total Short-Term Securities (Cost — $1,969,251) — 0.2%		1,969,251
Total Investments (Cost — $877,933,228*) — 98.5%		842,864,223
Other Assets Less Liabilities — 1.5%		12,916,695
Net Assets — 100.0%		$855,780,918

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$929,473,570
Gross unrealized appreciation	$108,922,210
Gross unrealized depreciation	(195,531,557)
Net unrealized depreciation	$(86,609,347)

(a)	Non-income producing security.
(b)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at December 31, 2011	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	2,576,868	(607,617)	1,969,251	$2,226

(c)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Index	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
101	DJ Euro Stoxx 50	Eurex	March 2012	$3,017,001	$50,452

27	E-Mini MSCI EAFE Index	Chicago Mercantile	March 2012	$1,902,690	7,367

33	FTSE 100 Index	NYSE Liffe	March 2012	$2,837,145	43,925

39	Nikkei 225 Index	Singapore	March 2012	$2,143,303	(11,293)

12	SPI 200 Index	Australian Securities Exchange	March 2012	$1,233,190	(33,841)

Total					$56,610

See Notes to Financial Statements.

26	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Schedule of Investments (concluded)	Master International Index Series

•	Foreign currency exchange contracts as of December 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	2,217,741	AUD	2,163,000	Credit Suisse Securities LLC	1/03/12	$5,424

USD	1,518,530	CHF	1,420,000	Credit Suisse Securities LLC	1/03/12	6,766

USD	156,672	DKK	897,000	Credit Suisse Securities LLC	1/03/12	489

USD	6,685,473	EUR	5,150,000	Credit Suisse Securities LLC	1/03/12	20,083

USD	6,076,566	GBP	3,910,000	Credit Suisse Securities LLC	1/03/12	4,336

USD	527,002	HKD	4,093,000	Credit Suisse Securities LLC	1/03/12	2

USD	62,766	ILS	240,000	Credit Suisse Securities LLC	1/03/12	(210)

USD	224,365	NOK	1,339,000	Credit Suisse Securities LLC	1/03/12	484

USD	576,780	SEK	3,954,000	Credit Suisse Securities LLC	1/03/12	2,242

USD	241,391	SGD	313,000	Credit Suisse Securities LLC	1/03/12	74

AUD	585,252	USD	600,000	Credit Suisse Securities LLC	1/04/12	(1,405)

EUR	1,386,580	USD	1,800,000	Credit Suisse Securities LLC	1/04/12	(5,418)

GBP	1,093,881	USD	1,700,000	Credit Suisse Securities LLC	1/04/12	(1,203)

USD	4,419,011	JPY	340,000,000	Credit Suisse Securities LLC	1/04/12	1,705

Total						$33,369

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$72,182,635	$10	$72,182,645
Austria	—	2,059,241	—	2,059,241
Belgium	—	7,990,118	—	7,990,118
Bermuda	—	971,591	—	971,591
China	—	132,032	—	132,032
Denmark	—	8,835,909	—	8,835,909
Finland	—	7,040,375	—	7,040,375
France	—	72,528,811	—	72,528,811
Germany	—	65,694,436	—	65,694,436
Greece	$282,620	431,327	—	713,947
Hong Kong	211,900	23,420,400	—	23,632,300
Ireland	—	2,757,908	1	2,757,909
Israel	—	5,486,572	—	5,486,572
Italy	—	18,316,065	—	18,316,065
Japan	246,953	181,185,045	—	181,431,998
Luxembourg	—	3,474,018	—	3,474,018
Netherlands	1,064,515	21,602,813	—	22,667,328
New Zealand	—	978,586	—	978,586
Norway	—	6,796,555	—	6,796,555
Portugal	345,421	1,360,634	—	1,706,055
Singapore	284,575	13,745,652	—	14,030,227
Spain	364,233	27,255,317	—	27,619,550
Sweden	—	25,178,982	—	25,178,982
Switzerland	—	72,404,638	—	72,404,638
United Kingdom	—	196,265,084	—	196,265,084
Short-Term Securities	1,969,251	—	—	1,969,251
Total	$4,769,468	$838,094,744	$11	$842,864,223

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial
Instruments[1]
Assets:
Equity contracts	$101,744	—	—	$101,744
Foreign currency exchange contracts	—	$41,605	—	41,605
Liabilities:
Equity contracts	(45,134)	—	—	(45,134)
Foreign currency exchange contracts	—	(8,236)	—	(8,236)
Total	$56,610	$33,369	—	$89,979

[1]

Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	27

Statement of Assets and Liabilities	Master International Index Series

December 31, 2011
Assets
Investments at value — unaffiliated (cost — $875,963,977)	$840,894,972
Investments at value — affiliated (cost — $1,969,251)	1,969,251
Cash pledged as collateral for financial futures contracts	776,000
Investments sold receivable	18,956,284
Foreign currency at value (cost — $8,096,527)	8,095,076
Dividends receivable	4,422,925
Margin variation receivable	95,898
Unrealized appreciation on foreign currency exchange contracts	41,605
Prepaid expenses	16,026
Total assets	875,268,037

Liabilities
Bank overdraft	280,213
Withdrawals payable to investor	18,748,858
Investments purchased payable	211,900
Unrealized depreciation on foreign currency exchange contracts	8,236
Investment advisory fees payable	7,220
Other affiliates payable	2,373
Directors’ fees payable	459
Other accrued expenses payable	227,860
Total liabilities	19,487,119
Net Assets	$855,780,918

Net Assets Consist of
Investors’ capital	$890,655,790
Net unrealized appreciation/depreciation	(34,874,872)
Net Assets	$855,780,918

See Notes to Financial Statements.

28	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Statement of Operations	Master International Index Series

Year Ended December 31, 2011
Investment Income
Dividends — unaffiliated	$35,991,032
Foreign taxes withheld	(3,619,477)
Dividends — affiliated	2,226
Total income	32,373,781

Expenses
Investment advisory	93,352
Custodian	263,526
Accounting services	180,326
Professional	104,300
Pricing	88,115
Directors	24,565
Printing	1,998
Miscellaneous	29,815
Total expenses	785,997
Less fees waived by advisor	(4,114)
Total expenses after fees waived	781,883
Net investment income	31,591,898

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(25,889,226)
Financial futures contracts	(587,208)
Foreign currency transactions	198,904
(26,277,530)
Net change in unrealized appreciation/depreciation on:
Investments	(123,595,786)
Financial futures contracts	51,678
Foreign currency transactions	(178,643)
(123,722,751)
Total realized and unrealized loss	(150,000,281)
Net Decrease in Net Assets Resulting from Operations	$(118,408,383)

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	29

Statements of Changes in Net Assets	Master International Index Series

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2011	2010
Operations
Net investment income	$31,591,898	$21,715,802
Net realized loss	(26,277,530)	(21,606,488)
Net change in unrealized appreciation/depreciation	(123,722,751)	84,313,481
Net increase (decrease) in net assets resulting from operations	(118,408,383)	84,422,795

Capital Transactions

Proceeds from contributions	277,608,631	325,133,239
Value of withdrawals	(226,119,685)	(236,135,595)
Net increase in net assets derived from capital transactions	51,488,946	88,997,644

Net Assets
Total increase (decrease) in net assets	(66,919,437)	173,420,439
Beginning of year	922,700,355	749,279,916
End of year	$855,780,918	$922,700,355

Financial Highlights	Master International Index Series

	Year Ended December 31,
	2011	2010	2009	2008	2007
Total Investment Return
Total investment return	(12.34)%	7.66%	28.99%	(41.94)%	10.80%

Ratios to Average Net Assets
Total expenses	0.08%	0.11%	0.09%	0.11%	0.10%
Total expenses after fees waived and paid indirectly	0.08%	0.10%	0.09%	0.10%	0.09%
Net investment income	3.38%	2.73%	2.98%	3.54%	2.86%

Supplemental Data
Net assets, end of year (000)	$855,781	$922,700	$749,280	$706,119	$1,143,172
Portfolio turnover	6%	8%	30%	30%	30%

See Notes to Financial Statements.

30	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Notes to Financial Statements	Master International Index Series

1. Organization and Significant Accounting Policies:

Master International index Series (the “Series”), a non-diversified open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Series uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Series’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Series’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Series does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Series reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts and foreign currency exchange contracts), the Series will, consistent with SEC

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	31

Notes to Financial Statements (continued)	Master International Index Series

rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

In December 2011, the FASB issued guidance that will enhance current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting agreements or similar agreements and will require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statement of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Series’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Series may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Series and each of its respective counterpar-ties. An ISDA Master Agreement allows the Series to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Series from its counterparties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See

32	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Notes to Financial Statements (continued)	Master International Index Series

Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Series manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Series’ net assets decline by a stated percentage or the Series fails to meet the terms of its ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Series enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currencies in which some of the investments held by the Series are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of December 31, 2011
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation*	$101,744	Net unrealized depreciation*	$45,134
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$41,605	Unrealized depreciation on foreign currency exchange contracts	$8,236
Total		$143,349		$53,370

*

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Year Ended December 31, 2011
	Net Realized Gain (Loss) From
	Financial Futures Contracts	Foreign Currency Exchange Contracts
Equity contracts	$(587,208)	—
Foreign currency exchange contracts	—	$276,346

	Net Change in Unrealized Appreciation/Depreciation on
	Financial Futures Contracts	Foreign Currency Exchange Contracts
Equity contracts	$51,678	—
Foreign currency exchange contracts	—	$33,369

For the year ended December 31, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	212
Average notional value of contracts purchased	$13,039,843
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	4
Average number of contracts — US dollars sold	14
Average US dollar amounts purchased	$5,806,950
Average US dollar amounts sold	$4,186,119

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	33

Notes to Financial Statements (continued)	Master International Index Series

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.

The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating expenses incurred by the Series excluding interest expense, dividend expense, acquired fund fees and expenses and certain other Series’ expenses will not exceed 0.12% of the average daily value of the Series’ net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2012 unless approved by the Board, including a majority of the Independent Directors. For the year ended December 31, 2011, the Manager waived $2,006, which is included in fees waived by advisor in the Statement of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. For the year ended December 31, 2011, the Manager waived $2,108, which is included in fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management LLC (“BIM”), an affiliate of the Manager.The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2011, the Series reimbursed the Manager $10,033 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2011, were $143,935,118 and $59,509,316, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2011. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. Effective November 2011, the credit agreement was renewed until November 2012 with the following terms: a commitment fee of 0.065% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2011. The Series did not borrow under the credit agreement during the year ended December 31, 2011.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

34	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Notes to Financial Statements (concluded)	Master International Index Series

The Series invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the US. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in US securities. Please see the Schedule of Investments for concentrations in specific countries.

As of December 31, 2011, the Series had the following industry classifications:

Industry	Percent of Long-Term Investments
Commercial Banks	11%
Pharmaceuticals	9%
Oil & Gas Consumable Fuels	8%
Metals & Mining	6%
Other[1]	66%

[1]	All other industries held were each less than 5% of long-term investments.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	35

Report of Independent Registered Public Accounting Firm	Master International Index Series

To the Investors of Master International Index Series and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master International Index Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master International Index Series of Quantitative Master Series LLC as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
February 22, 2012

36	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 107 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2010.

				33 RICs consisting of 107 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				33 RICs consisting of 107 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.

				33 RICs consisting of 107 Portfolios	AIMS Worldwide, Inc. (marketing)
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				33 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 107 Portfolios	None
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				33 RICs consisting of 107 Portfolios	None

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	37

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1] (concluded)
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				33 RICs consisting of 107 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				33 RICs consisting of 107 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has for the Corporation/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows Directors as joining the Corporation’s/Master LLC’s board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Director	Since 2011

Senior Managing Director, BlackRock and Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.

				159 RICs consisting of 286 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

				159 RICs consisting of 286 Portfolios	None

[3]

Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Corporation/Master LLC based on his position with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Corporation/Master LLC based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

38	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.
	[1]	Officers of the Corporation/Master LLC serve at the pleasure of the Board.
Further information about the Officers and Directors is available in the Corporation’s/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor

BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian

JPMorgan Chase Bank, N.A.
Brooklyn, NY 11245

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Distributor

BlackRock Investments, LLC
New York, NY 10022

Legal Counsel

Sidley Austin LLP
New York, NY 10019

Accounting Agent

State Street Bank and Trust Company
Boston, MA 02110

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Boston, MA 02116

Address of the Fund

100 Bellevue Parkway
Wilmington, DE 19809

Effective September 22, 2011, Richard S. Davis resigned as Director of the Corporation and the Master LLC, and Paul L. Audet became Director of the Corporation and the Master LLC.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	39

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Series file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330.The Fund’s/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Series use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Series voted proxies relating to securities held in the Fund’s/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

40	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	41

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

42	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio†
BlackRock Multi-Sector Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock World Income Fund
US Mortgage Portfolio

Municipal Bond Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050
LifePath Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055
LifePath Index Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2011	43

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

#Index 2-12/11-AR

December 31, 2011

Annual Report

BlackRock S&P 500 Index Fund | of BlackRock Index Funds, Inc.

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011

Dear Shareholder

Investors endured a very difficult environment in 2011. Financial markets were extremely volatile as a number of high-profile global events drove frequent about-face changes in investor sentiment. As the year progressed, news flow increasingly influenced trading decisions, to the point where company fundamentals were largely ignored. In the end, lower-risk assets won the “risk on — risk off” trading tug-of-war that characterized 2011’s market activity.

Early in the year, political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted global supply chains and concerns mounted regarding US debt and deficit issues. Nevertheless, equities, commodities and high yield bonds outpaced the less risky asset classes as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data.

Markets reversed sharply in May, however, when the heightened possibility of Greece defaulting on its debt rekindled fears about sovereign debt problems spreading across Europe. Concurrently, economic indicators signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, debt problems escalated in Italy and Spain, and exposure to European sovereign bonds stressed banks globally. Late in the summer, economic data out of the United States and Europe grew increasingly bleak while China and other emerging economies began to show signs of slowing growth. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historical highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, after months of deliberation, European leaders began to show signs of progress toward stemming the region’s debt crisis. These encouraging developments brought investors back from the sidelines and risk assets rallied through the month. However, a lack of definitive details about Europe’s rescue plan soon raised doubts among investors and thwarted the rally at the end of October. The last two months of the year saw political instability in Greece, unsustainable yields on Italian bonds, and US policymakers bickering over budget issues. Global central bank actions and improving economic data energized investors, but confidence was easily tempered by sobering news flow that resurrected uncertainty about the ability of Europe’s leaders to ultimately contain the debt crisis.

Most equity markets failed to fully recover their late-summer losses, although US large cap stocks managed to finish the year with a marginal gain given their perceived safety and stronger US economic data. Conditions were worse overseas, and international markets experienced some significant downturns. Dividend-paying stocks performed relatively well as investors sought yield in the low interest rate environment. Fixed income securities benefited from declining yields and delivered positive returns for the year. US Treasury bonds outperformed other fixed income classes despite their quality rating downgrade, while municipal bonds also delivered superior results. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Many of the themes that caused uncertainty in 2011 are likely to persist well into 2012. While the investment landscape appears treacherous, BlackRock is working for you. We have a roadmap to show you the way.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“While the investment landscape appears treacherous, BlackRock is working for you. We have a roadmap to show you the way.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of December 31, 2011

	6-month	12-month
US large cap equities	(3.69)%	2.11%
(S&P 500® Index)
US small cap equities	(9.77)	(4.18)
(Russell 2000® Index)
International equities	(16.31)	(12.14)
(MSCI Europe, Australasia,
Far East Index)
Emerging market	(19.13)	(18.42)
equities (MSCI Emerging
Markets Index)
3-month Treasury	0.02	0.10
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)
US Treasury securities	13.46	17.15
(BofA Merrill Lynch 10-
Year US Treasury Index)
US investment grade	4.98	7.84
bonds (Barclays
Capital US Aggregate
Bond Index)
Tax-exempt municipal	5.78	10.62
bonds (S&P Municipal
Bond Index)
US high yield bonds	(0.02)	4.96
(Barclays Capital US
Corporate High Yield 2%
Issuer Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2011	BlackRock S&P 500 Index Fund

Investment Objective

BlackRock S&P 500 Index Fund’s (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), investment objective is to match the performance of the Standard & Poor’s (“S&P”) 500® Index as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12 months ended December 31,2011,Institutional and Investor A Shares of the Fund returned 1.80% and 1.58%, respectively, while the benchmark S&P 500® Index returned 2.11% for the same period. The S&P 500® Index is an unmanaged index that covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues), representing 75% of NYSE market capitalization and 30% of NYSE issues.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in Master S&P 500 Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

Early in the year, stocks moved unevenly higher despite political upheaval spreading across the Middle East/North Africa region and a sharp rise in oil and other commodity prices. March brought devastating natural disasters in Japan, resulting in global supply chain disruptions. But equity markets were remarkably resilient as the global economic recovery appeared to be on track and investors were gradually increasing their appetite for risk. After peaking in late April, equities were met with a sharp reversal when the heightened possibility of Greece defaulting on its debt rekindled fears about the potential impact of the sovereign debt crisis spreading in Europe. In the United States, a prolonged debt ceiling debate ultimately led to Standard & Poor’s decision to downgrade the US government’s credit rating in early August. This announcement spurred one of the most volatile periods in trading history. Stock markets across the world whip-sawed on hopes and fears driven by news flow. Equities swooned as debt problems in Europe spread to Italy and Spain, and global economic indicators grew increasingly bleak.

•

US stocks staged a strong rebound in October as the domestic labor market improved and corporate profits continued to beat analysts’ expectations. Encouraging news from Europe also contributed to the rally. After months of deliberation, European leaders agreed upon a new plan to reduce Greece’s debt burden, recapitalize the region’s banks and increase the size of the euro-zone bailout fund. However, a lack of definitive details about the rescue plan soon raised doubts among investors and thwarted the rally at the end of October. In November, political instability in Greece and Italy fueled uncertainty as to whether Europe’s leaders would be able to contain the crisis. In the United States, bickering lawmakers failed to reach an agreement on reducing the US budget deficit, further undermining investors’ confidence in policymakers on both sides of the Atlantic. Market volatility softened in December with the support of global central bank actions and continued improvement in economic data.

•

For the year, US stocks outperformed most international markets given their relative safety during a time of heightened uncertainty overseas. Dividend-paying stocks performed particularly well as investors sought yield in a low interest rate environment. From a sector perspective, utilities (+19.91%) led the index for 2011. The defensive consumer staples sector (+13.99%) performed well amid high volatility, as did health care stocks (+12.73%), which benefited from increased merger and acquisition activity during the year. Battered by the world’s debt problems, financials (–17.06%) saw the largest losses. The more cyclical materials (–9.75%) and industrials (–0.59%) sectors also declined amid heightened uncertainty about the global economy.

Describe recent portfolio activity.

•

During the 12-month period, as changes were made to the composition of the S&P 500® Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts as specified in Note 2 of the Series’ Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Series’ Notes to Financial Statements.

4	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees and administration fees, if any.

[2]	The Fund invests all of its assets in the Series. The Series’ investments are allocated among common stocks in approximately the same weightings as the S&P 500® Index.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Performance Summary for the Period Ended December 31, 2011

		Average Annual Total Returns[4]
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional	(3.83)%	1.80%	(0.52)%	2.61%
Investor A	(3.98)	1.58	(0.77)	2.36
S&P 500® Index	(3.69)	2.11	(0.25)	2.92

[4]

Average annual total returns reflect reductions for service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related fees. Past performance is not indicative of future results.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s administrator waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including exchange fees; and (b) operating expenses, including administration fees, service fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on July 1, 2011 and held through December 31, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$961.70	$1.53	$1,000.00	$1,023.64	$1.58	0.31%
Investor A	$1,000.00	$960.20	$2.82	$1,000.00	$1,022.33	$2.91	0.57%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the Fund and the Series in which it invests. Expenses are net of waiver.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011

Statement of Assets and Liabilities	BlackRock S&P 500 Index Fund

December 31, 2011

Assets
Investments at value — Series (cost — $1,404,199,070)	$1,773,233,951
Withdrawals receivable from the Series	9,297,113
Capital shares sold receivable	4,845,455
Prepaid expenses	2,227
Total assets	1,787,378,746

Liabilities
Capital shares redeemed payable	14,142,568
Administration fees payable	292,319
Service fees payable	146,701
Officer’s fees payable	243
Other accrued expenses payable	292,936
Total liabilities	14,874,767
Net Assets	$1,772,503,979

Net Assets Consist of
Paid-in capital	$1,579,515,138
Undistributed net investment income	463,110
Accumulated net realized loss allocated from the Series	(176,509,150)
Net unrealized appreciation/depreciation allocated from the Series	369,034,881
Net Assets	$1,772,503,979

Net Asset Value
Institutional — Based on net assets of $1,059,688,755 and 68,992,482 shares outstanding, 250 million shares authorized, $0.0001 par value	$15.36
Investor A — Based on net assets of $712,815,224 and 46,481,722 shares outstanding, 250 million shares authorized, $0.0001 par value	$15.34

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011	7

Statement of Operations	BlackRock S&P 500 Index Fund

Year Ended December 31, 2011

Investment Income
Net investment income allocated from the Series:
Dividends — unaffiliated	$37,466,295
Dividends — affiliated	208,957
Securities lending — affiliated	233,300
Foreign taxes withheld	(33,345)
Expenses	(735,084)
Fees waived	99,579
Total income	37,239,702

Expenses
Administration	3,520,480
Service — Investor A	1,847,320
Transfer agent — Institutional	620,681
Transfer agent — Investor A	487,024
Printing	108,925
Licensing	74,416
Registration	71,397
Professional	29,780
Officer	984
Miscellaneous	16,340
Total expenses	6,777,347
Less fees waived by administrator — class specific	(808)
Total expenses after fees waived	6,776,539
Net investment income	30,463,163

Realized and Unrealized Gain (Loss) Allocated from the Series
Net realized gain from investments and financial futures contracts	10,124,645
Net change in unrealized appreciation/depreciation on investments and financial futures contracts	(7,501,223)
Total realized and unrealized gain	2,623,422
Net Increase in Net Assets Resulting from Operations	$33,086,585

See Notes to Financial Statements.

8	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011

Statements of Changes in Net Assets	BlackRock S&P 500 Index Fund

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2011	2010
Operations

Net investment income	$30,463,163	$27,377,084
Net realized gain	10,124,645	14,775,569
Net change in unrealized appreciation/depreciation	(7,501,223)	187,677,017
Net increase in net assets resulting from operations	33,086,585	229,829,670

Dividends to Shareholders From
Net investment income:
Institutional	(19,464,643)	(17,049,427)
Investor A	(11,312,293)	(10,565,502)
Decrease in net assets resulting from dividends to shareholders	(30,776,936)	(27,614,929)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	9,550,070	(98,558,385)

Net Assets
Total increase in net assets	11,859,719	103,656,356
Beginning of year	1,760,644,260	1,656,987,904
End of year	$1,772,503,979	$1,760,644,260
Undistributed net investment income	$463,110	$776,883

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011	9

Financial Highlights	BlackRock S&P 500 Index Fund

	Institutional					Investor A
	Year Ended December 31,					Year Ended December 31,
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$15.38	$13.63	$11.00	$18.01	$17.40	$15.35	$13.61	$10.98	$17.96	$17.36
Net investment income[1]	0.28	0.24	0.23	0.31	0.30	0.24	0.21	0.20	0.27	0.25
Net realized and unrealized gain (loss)	(0.01)	1.77	2.64	(7.01)	0.62	(0.01)	1.75	2.64	(6.98)	0.61
Net increase (decrease) from investment operations	0.27	2.01	2.87	(6.70)	0.92	0.23	1.96	2.84	(6.71)	0.86
Dividends from net investment income	(0.29)	(0.26)	(0.24)	(0.31)	(0.31)	(0.24)	(0.22)	(0.21)	(0.27)	(0.26)
Net asset value, end of year	$15.36	$15.38	$13.63	$11.00	$18.01	$15.34	$15.35	$13.61	$10.98	$17.96

Total Investment Return[2]
Based on net asset value	1.80%	14.75%	26.15%	(37.20)%	5.29%	1.58%	14.42%	25.92%	(37.36)%	4.97%

Ratios to Average Net Assets[3]
Total expenses	0.30%[4]	0.33%	0.35%	0.35%	0.34%	0.56%[4]	0.58%	0.61%	0.60%	0.60%
Net investment income	1.80%[4]	1.74%	2.02%	2.00%	1.64%	1.53%[4]	1.49%	1.76%	1.75%	1.38%

Supplemental Data
Net assets, end of year (000)	$1,059,689	$1,018,080	$951,380	$813,527	$1,779,030	$712,815	$742,564	$705,608	$579,920	$930,377
Portfolio turnover of the Series	6%	5%	7%	8%	4%	6%	5%	7%	8%	4%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[4]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

10	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011

Notes to Financial Statements	BlackRock S&P 500 Index Fund

1. Organization and Significant Accounting Policies:

BlackRock S&P 500 Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the “Series”), a series of Quantitative Master Series LLC, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The percentage of the Series owned by the Fund at December 31, 2011 was 77.7%. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers two classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without a front-end sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its shareholder servicing expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Series at fair value based on the Fund’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Series are accounted on a trade date basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. Realized and unrealized gains and losses are adjusted for utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

In December 2011, the FASB issued guidance that will enhance current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting agreements or similar agreements and will require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statement of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011	11

Notes to Financial Statements (continued)	BlackRock S&P 500 Index Fund

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Corporation, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.195% of the Fund’s average daily net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Administrator voluntarily agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other Fund expenses, in order to limit expenses. The expense limitation as a percentage of average daily net assets is 0.40% for Institutional Shares and 0.65% for Investor A Shares. The Administrator may reduce or discontinue this waiver and/or reimbursement at any time without notice.

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees with respect to its Investor A Shares. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of Investor A Shares. Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A shareholders.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended December 31, 2011, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$3,892
Investor A	$8,705

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2011, the Fund paid the following to affiliates in return for these services, which is included in transfer agent - class specific in the Statement of Operations:

Institutional	$2,929
Investor A	$3,207

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

3. Income Tax Information:

The tax character of distributions paid during the fiscal years ended December 31, 2011 and December 31, 2010 was as follows:

	12/31/11	12/31/10
Ordinary income	$30,776,936	$27,614,929

As of December 31, 2011, the tax components of accumulated net earnings were as follows:

Undistributed ordinary income	$463,110
Capital loss carryforwards	(83,065,196)
Net unrealized gains[1]	275,686,016
Qualified late-year losses[2]	(95,089)
Total	$192,988,841

[1]	The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the timing and recognition of partnership income.
[2]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2012.

As of December 31, 2011, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires December 31,
2012	$12,985,387
2013	28,402,088
2014	26,517,609
2017	14,948,603
No expiration date[3]	211,509
Total	$83,065,196

[3]	Must be utilized prior to losses subject to expiration.

12	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011

Notes to Financial Statements (concluded)	BlackRock S&P 500 Index Fund

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Institutional
Shares sold	32,311,858	$503,490,398	29,561,942	$415,514,624
Shares issued to shareholders in reinvestment of dividends	1,252,755	18,576,495	1,076,994	16,287,469
Shares redeemed	(30,773,695)	(480,523,283)	(34,242,137)	(481,214,108)
Net increase (decrease)	2,790,918	$41,543,610	(3,603,201)	$(49,412,015)

Investor A
Shares sold	11,381,733	$176,069,705	9,986,596	$139,337,943
Shares issued to shareholders in reinvestment of dividends	706,429	10,464,979	646,756	9,759,878
Shares redeemed	(13,975,275)	(218,528,224)	(14,119,788)	(198,244,191)
Net decrease	(1,887,113)	$(31,993,540)	(3,486,436)	$(49,146,370)

Prior to April 1, 2011, there was a 2% redemption fee on shares redeemed or exchanged that have been held 30 days or less. The redemption fees were collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees were recorded as a credit to paid-in capital. Effective April 1, 2011, the redemption fee was terminated and is no longer charged by the Fund.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011	13

Report of Independent Registered Public Accounting Firm	BlackRock S&P 500 Index Fund

To the Shareholders of BlackRock S&P 500 Index Fund and Board of Directors of BlackRock Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock S&P 500 Index Fund, one of the series constituting BlackRock Index Funds, Inc. (the “Fund”), as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
February 27, 2012

Important Tax Information (Unaudited)

All of the ordinary income distributions paid by BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. during the fiscal year ended December 31, 2011 qualify for the dividends received deduction for corporations and consist entirely of qualified dividend income for individuals.

14	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011

Portfolio Information	Master S&P 500 Index Series

As of December 31, 2011

Ten Largest Holdings	Percent of Long-Term Investments
Exxon Mobil Corp.	4%
Apple, Inc.	3
International Business Machines Corp.	2
Chevron Corp.	2
Microsoft Corp.	2
General Electric Co.	2
The Procter & Gamble Co.	2
AT&T, Inc.	2
Johnson & Johnson	2
Pfizer, Inc.	1

Sector Allocations	Percent of Long-Term Investments
Information Technology	19%
Financials	13
Energy	12
Health Care	12
Consumer Staples	12
Consumer Discretionary	11
Industrials	11
Utilities	4
Materials	3
Telecommunication Services	3

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011	15

Schedule of Investments December 31, 2011	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.6%
Boeing Co.	147,728	$10,835,849
General Dynamics Corp.	70,808	4,702,359
Goodrich Corp.	24,931	3,083,965
Honeywell International, Inc.	153,780	8,357,943
L-3 Communications Holdings, Inc.	19,889	1,326,199
Lockheed Martin Corp.	52,760	4,268,284
Northrop Grumman Corp.	52,132	3,048,679
Precision Castparts Corp.	28,714	4,731,780
Raytheon Co.	68,834	3,330,189
Rockwell Collins, Inc.	30,087	1,665,917
Textron, Inc.	54,961	1,016,229
United Technologies Corp.	180,088	13,162,632
		59,530,025
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	32,676	2,280,131
Expeditors International of Washington, Inc.	42,025	1,721,344
FedEx Corp.	63,177	5,275,911
United Parcel Service, Inc., Class B	191,792	14,037,257
		23,314,643
Airlines — 0.1%
Southwest Airlines Co.	152,530	1,305,657
Auto Components — 0.3%
BorgWarner, Inc. (a)	21,794	1,389,150
The Goodyear Tire & Rubber Co. (a)	48,676	689,739
Johnson Controls, Inc.	135,470	4,234,792
		6,313,681
Automobiles — 0.4%
Ford Motor Co. (a)	755,228	8,126,254
Harley-Davidson, Inc.	46,252	1,797,815
		9,924,069
Beverages — 2.7%
Beam, Inc.	31,012	1,588,745
Brown-Forman Corp., Class B	19,987	1,609,153
The Coca-Cola Co.	451,354	31,581,239
Coca-Cola Enterprises, Inc.	62,117	1,601,376
Constellation Brands, Inc., Class A (a)	34,507	713,260
Dr. Pepper Snapple Group, Inc.	42,788	1,689,270
Molson Coors Brewing Co., Class B	30,869	1,344,036
PepsiCo, Inc.	310,707	20,615,410
		60,742,489
Biotechnology — 1.2%
Amgen, Inc.	157,670	10,123,991
Biogen Idec, Inc. (a)	48,383	5,324,549
Celgene Corp. (a)(b)	88,257	5,966,173
Gilead Sciences, Inc. (a)	149,332	6,112,159
		27,526,872
Building Products — 0.0%
Masco Corp.	71,775	752,202
Capital Markets — 1.8%
Ameriprise Financial, Inc.	45,019	2,234,743
The Bank of New York Mellon Corp.	241,110	4,800,500
BlackRock, Inc. (c)	19,881	3,543,590
The Charles Schwab Corp.	215,385	2,425,235

Common Stocks	Shares	Value
Capital Markets (concluded)
E*Trade Financial Corp. (a)	49,472	$393,797
Federated Investors, Inc., Class B	17,875	270,806
Franklin Resources, Inc.	28,848	2,771,139
The Goldman Sachs Group, Inc.	97,860	8,849,480
Invesco Ltd.	90,057	1,809,245
Legg Mason, Inc.	23,879	574,290
Morgan Stanley	295,542	4,471,551
Northern Trust Corp.	47,752	1,893,844
State Street Corp.	97,829	3,943,487
T. Rowe Price Group, Inc.	49,963	2,845,393
		40,827,100
Chemicals — 2.2%
Air Products & Chemicals, Inc.	41,857	3,565,798
Airgas, Inc.	13,490	1,053,299
CF Industries Holdings, Inc.	12,945	1,876,766
The Dow Chemical Co.	234,715	6,750,403
E.I. du Pont de Nemours & Co.	183,687	8,409,191
Eastman Chemical Co.	27,314	1,066,885
Ecolab, Inc.	59,760	3,454,726
FMC Corp.	14,134	1,216,089
International Flavors & Fragrances, Inc.	15,939	835,522
Monsanto Co.	106,383	7,454,257
The Mosaic Co.	59,386	2,994,836
PPG Industries, Inc.	30,513	2,547,530
Praxair, Inc.	59,593	6,370,492
The Sherwin-Williams Co.	16,908	1,509,377
Sigma-Aldrich Corp.	23,871	1,490,983
		50,596,154
Commercial Banks — 2.6%
BB&T Corp.	138,972	3,497,925
Comerica, Inc.	39,746	1,025,447
Fifth Third Bancorp	182,257	2,318,309
First Horizon National Corp.	52,072	416,576
Huntington Bancshares, Inc.	172,439	946,690
KeyCorp	188,820	1,452,026
M&T Bank Corp.	24,888	1,899,950
Regions Financial Corp.	251,789	1,082,693
SunTrust Banks, Inc.	106,381	1,882,944
The PNC Financial Services Group, Inc. (c)	104,451	6,023,689
U.S. Bancorp	379,325	10,260,741
Wells Fargo & Co.	1,047,998	28,882,825
Zions Bancorporation	36,844	599,820
		60,289,635
Commercial Services & Supplies — 0.4%
Avery Dennison Corp.	21,121	605,750
Cintas Corp.	22,106	769,510
Iron Mountain, Inc.	36,982	1,139,046
Pitney Bowes, Inc.	40,065	742,805
R.R. Donnelley & Sons Co.	37,493	541,024
Republic Services, Inc., Class A	62,665	1,726,421
Stericycle, Inc. (a)	17,065	1,329,705
Waste Management, Inc.	91,564	2,995,058
		9,849,319

See Notes to Financial Statements.

16	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment — 2.1%
Cisco Systems, Inc.	1,068,390	$19,316,491
F5 Networks, Inc. (a)	15,809	1,677,651
Harris Corp.	22,448	809,026
JDS Uniphase Corp. (a)(b)	45,268	472,598
Juniper Networks, Inc. (a)	104,627	2,135,437
Motorola Mobility Holdings, Inc. (a)	52,422	2,033,973
Motorola Solutions, Inc.	57,199	2,647,742
QUALCOMM, Inc.	334,067	18,273,465
		47,366,383
Computers & Peripherals — 4.6%
Apple, Inc. (a)	184,688	74,798,640
Dell, Inc. (a)	303,638	4,442,224
EMC Corp. (a)	405,495	8,734,362
Hewlett-Packard Co.	394,944	10,173,758
Lexmark International, Inc., Class A	14,358	474,819
NetApp, Inc. (a)	71,341	2,587,538
SanDisk Corp. (a)	47,815	2,352,976
Western Digital Corp. (a)	46,724	1,446,108
		105,010,425
Construction & Engineering — 0.2%
Fluor Corp.	33,372	1,676,943
Jacobs Engineering Group, Inc. (a)	25,278	1,025,781
Quanta Services, Inc. (a)	42,063	906,037
		3,608,761
Construction Materials — 0.0%
Vulcan Materials Co.	25,535	1,004,802
Consumer Finance — 0.8%
American Express Co.	200,856	9,474,377
Capital One Financial Corp.	91,530	3,870,804
Discover Financial Services	109,369	2,624,856
SLM Corp.	101,002	1,353,427
		17,323,464
Containers & Packaging — 0.1%
Ball Corp.	32,412	1,157,433
Bemis Co.	20,268	609,661
Owens-Illinois, Inc. (a)	32,836	636,362
Sealed Air Corp.	31,882	548,689
		2,952,145
Distributors — 0.1%
Genuine Parts Co.	31,063	1,901,056
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	23,032	1,240,734
DeVry, Inc.	12,027	462,559
H&R Block, Inc.	58,389	953,492
		2,656,785
Diversified Financial Services — 2.7%
Bank of America Corp.	2,014,629	11,201,337
Citigroup, Inc.	581,076	15,288,110
CME Group, Inc.	13,166	3,208,159
IntercontinentalExchange, Inc. (a)	14,392	1,734,956
JPMorgan Chase & Co.	755,132	25,108,139
Leucadia National Corp.	39,675	902,209
Moody’s Corp.	38,282	1,289,338
The NASDAQ OMX Group, Inc. (a)	25,271	619,392
NYSE Euronext	51,879	1,354,042
		60,705,682

Common Stocks	Shares	Value
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	1,177,641	$35,611,864
CenturyLink, Inc.	122,987	4,575,117
Frontier Communications Corp.	197,227	1,015,719
Verizon Communications, Inc.	562,635	22,572,916
Windstream Corp.	115,750	1,358,905
		65,134,521
Electric Utilities — 2.1%
American Electric Power Co., Inc.	96,146	3,971,791
Duke Energy Corp.	264,550	5,820,100
Edison International	64,590	2,674,026
Entergy Corp.	35,028	2,558,795
Exelon Corp.	131,606	5,707,752
FirstEnergy Corp.	83,318	3,690,988
NextEra Energy, Inc.	84,151	5,123,113
Northeast Utilities, Inc.	35,437	1,278,213
Pepco Holdings, Inc.	44,573	904,832
Pinnacle West Capital Corp.	21,601	1,040,736
PPL Corp.	115,170	3,388,301
Progress Energy, Inc.	58,739	3,290,559
The Southern Co.	171,292	7,929,107
		47,378,313
Electrical Equipment — 0.5%
Cooper Industries Plc	31,472	1,704,209
Emerson Electric Co.	146,264	6,814,440
Rockwell Automation, Inc.	28,103	2,061,917
Roper Industries, Inc.	19,283	1,675,114
		12,255,680
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	32,519	1,476,038
Corning, Inc.	312,934	4,061,883
Flir Systems, Inc.	30,227	757,791
Jabil Circuit, Inc.	36,118	710,080
Molex, Inc.	27,036	645,079
TE Connectivity Ltd.	83,898	2,584,897
		10,235,768
Energy Equipment & Services — 2.0%
Baker Hughes, Inc.	86,907	4,227,157
Cameron International Corp. (a)	48,576	2,389,453
Diamond Offshore Drilling, Inc.	13,622	752,752
FMC Technologies, Inc. (a)	47,589	2,485,574
Halliburton Co.	182,693	6,304,735
Helmerich & Payne, Inc.	21,209	1,237,757
Nabors Industries Ltd. (a)	57,465	996,443
National Oilwell Varco, Inc.	84,128	5,719,863
Noble Corp. (a)	50,011	1,511,332
Rowan Cos., Inc. (a)	24,609	746,391
Schlumberger Ltd.	266,735	18,220,668
		44,592,125
Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	86,132	7,176,518
CVS Caremark Corp.	258,717	10,550,480
The Kroger Co.	118,782	2,876,900
Safeway, Inc.	66,703	1,403,431
SUPERVALU, Inc.	42,043	341,389

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011	17

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food & Staples Retailing (concluded)
SYSCO Corp.	117,434	$3,444,339
Wal-Mart Stores, Inc.	347,112	20,743,413
Walgreen Co.	176,800	5,845,008
Whole Foods Market, Inc.	31,774	2,210,835
		54,592,313
Food Products — 1.9%
Archer-Daniels-Midland Co.	132,838	3,799,167
Campbell Soup Co.	35,683	1,186,103
ConAgra Foods, Inc.	82,150	2,168,760
Dean Foods Co. (a)	36,435	408,072
General Mills, Inc.	128,109	5,176,885
H.J. Heinz Co.	63,610	3,437,484
The Hershey Co.	30,322	1,873,293
Hormel Foods Corp.	27,708	811,567
The J.M. Smucker Co.	22,737	1,777,351
Kellogg Co.	49,492	2,502,810
Kraft Foods, Inc.	351,147	13,118,852
McCormick & Co., Inc.	26,144	1,318,181
Mead Johnson Nutrition Co.	40,409	2,777,311
Sara Lee Corp.	117,768	2,228,171
Tyson Foods, Inc., Class A	57,791	1,192,806
		43,776,813
Gas Utilities — 0.1%
AGL Resources, Inc.	23,084	975,530
Oneok, Inc.	20,516	1,778,532
		2,754,062
Health Care Equipment & Supplies — 1.8%
Baxter International, Inc.	112,105	5,546,955
Becton Dickinson & Co.	42,742	3,193,682
Boston Scientific Corp. (a)	291,090	1,554,421
C.R. Bard, Inc.	17,170	1,468,035
CareFusion Corp. (a)	44,810	1,138,622
Covidien Plc	95,929	4,317,764
Dentsply International, Inc.	28,214	987,208
Edwards Lifesciences Corp. (a)	22,779	1,610,475
Intuitive Surgical, Inc. (a)	7,744	3,585,549
Medtronic, Inc.	209,731	8,022,211
St. Jude Medical, Inc.	63,473	2,177,124
Stryker Corp.	64,379	3,200,280
Varian Medical Systems, Inc. (a)	22,412	1,504,518
Zimmer Holdings, Inc. (a)	35,661	1,905,011
		40,211,855
Health Care Providers & Services — 2.1%
Aetna, Inc.	72,062	3,040,296
AmerisourceBergen Corp.	51,416	1,912,161
Cardinal Health, Inc.	68,770	2,792,750
Cigna Corp.	56,794	2,385,348
Coventry Health Care, Inc. (a)	28,058	852,121
DaVita, Inc. (a)	18,605	1,410,445
Express Scripts, Inc. (a)	96,728	4,322,774
Humana, Inc.	32,338	2,833,132
Laboratory Corp. of America Holdings (a)	19,488	1,675,383
McKesson Corp.	48,800	3,802,008
Medco Health Solutions, Inc. (a)	77,093	4,309,499
Patterson Cos., Inc.	17,499	516,571

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Quest Diagnostics, Inc.	31,365	$1,821,052
Tenet Healthcare Corp. (a)	86,116	441,775
UnitedHealth Group, Inc.	212,065	10,747,454
WellPoint, Inc.	69,168	4,582,380
		47,445,149
Health Care Technology — 0.1%
Cerner Corp. (a)	28,808	1,764,490
Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	90,011	2,937,959
Chipotle Mexican Grill, Inc. (a)	6,211	2,097,703
Darden Restaurants, Inc.	26,233	1,195,700
International Game Technology	58,962	1,014,146
Marriott International, Inc., Class A	53,125	1,549,656
McDonald’s Corp.	203,352	20,402,306
Starbucks Corp.	148,058	6,812,149
Starwood Hotels & Resorts Worldwide, Inc.	38,078	1,826,602
Wyndham Worldwide Corp.	30,245	1,144,168
Wynn Resorts Ltd.	15,845	1,750,714
Yum! Brands, Inc.	91,555	5,402,661
		46,133,764
Household Durables — 0.3%
D.R. Horton, Inc.	54,299	684,710
Harman International Industries, Inc.	13,861	527,272
Leggett & Platt, Inc.	27,889	642,563
Lennar Corp., Class A	31,994	628,682
Newell Rubbermaid, Inc.	57,751	932,679
Pulte Group, Inc. (a)	66,768	421,306
Stanley Black & Decker, Inc.	33,677	2,276,565
Whirlpool Corp.	15,142	718,488
		6,832,265
Household Products — 2.3%
The Clorox Co.	26,360	1,754,521
Colgate-Palmolive Co.	96,171	8,885,239
Kimberly-Clark Corp.	78,226	5,754,304
The Procter & Gamble Co.	546,753	36,473,893
		52,867,957
Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (a)	128,370	1,519,901
Constellation Energy Group, Inc.	39,893	1,582,555
NRG Energy, Inc. (a)	44,632	808,732
		3,911,188
Industrial Conglomerates — 2.3%
3M Co.	139,301	11,385,071
General Electric Co.	2,097,992	37,575,037
Tyco International Ltd.	92,005	4,297,553
		53,257,661
Insurance — 3.5%
ACE Ltd.	66,961	4,695,305
Aflac, Inc.	93,040	4,024,910
The Allstate Corp.	100,527	2,755,445
American International Group, Inc. (a)	86,553	2,008,030
Aon Corp.	64,302	3,009,334
Assurant, Inc.	18,239	748,893
Berkshire Hathaway, Inc., Class B (a)	349,379	26,657,618
Chubb Corp.	55,299	3,827,797
Cincinnati Financial Corp.	32,018	975,268

See Notes to Financial Statements.

18	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
Genworth Financial, Inc., Class A (a)	98,319	$643,989
Hartford Financial Services Group, Inc.	88,267	1,434,339
Lincoln National Corp.	60,075	1,166,657
Loews Corp.	60,290	2,269,919
Marsh & McLennan Cos., Inc.	106,697	3,373,759
MetLife, Inc.	210,051	6,549,390
Principal Financial Group, Inc.	60,759	1,494,671
The Progressive Corp.	122,698	2,393,838
Prudential Financial, Inc.	93,850	4,703,762
Torchmark Corp.	20,326	881,945
The Travelers Cos., Inc.	81,900	4,846,023
Unum Group	57,210	1,205,415
XL Group Plc	62,777	1,241,101
		80,907,408
Internet & Catalog Retail — 0.8%
Amazon.com, Inc. (a)	72,308	12,516,515
Expedia, Inc.	18,499	536,841
Netflix, Inc. (a)	10,968	759,972
Priceline.com, Inc. (a)	9,914	4,636,877
TripAdvisor, Inc. (a)	18,499	466,360
		18,916,565
Internet Software & Services — 2.0%
Akamai Technologies, Inc. (a)	35,748	1,153,945
eBay, Inc. (a)	228,229	6,922,186
Google, Inc., Class A (a)	50,205	32,427,409
VeriSign, Inc.	31,693	1,132,074
Yahoo! Inc. (a)	246,645	3,978,384
		45,613,998
IT Services — 3.9%
Accenture Plc, Class A (b)	127,303	6,776,339
Automatic Data Processing, Inc.	97,043	5,241,292
Cognizant Technology Solutions Corp. (a)(b)	60,163	3,869,082
Computer Sciences Corp.	31,026	735,316
Fidelity National Information Services, Inc.	48,315	1,284,696
Fiserv, Inc. (a)	28,049	1,647,598
International Business Machines Corp.	234,217	43,067,822
MasterCard, Inc., Class A	21,188	7,899,310
Paychex, Inc.	63,860	1,922,825
SAIC, Inc. (a)	54,323	667,630
Teradata Corp. (a)	33,348	1,617,711
Total System Services, Inc.	32,385	633,451
Visa, Inc., Class A	101,088	10,263,465
The Western Union Co.	123,192	2,249,486
		87,876,023
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	22,497	717,429
Mattel, Inc.	67,226	1,866,194
		2,583,623
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc. (a)	68,797	2,403,079
Life Technologies Corp. (a)	35,250	1,371,577
PerkinElmer, Inc.	22,558	451,160
Thermo Fisher Scientific, Inc. (a)	75,216	3,382,464
Waters Corp. (a)(b)	17,833	1,320,534
		8,928,814

Common Stocks	Shares	Value
Machinery — 2.1%
Caterpillar, Inc.	128,522	$11,644,093
Cummins, Inc.	38,352	3,375,743
Danaher Corp.	113,462	5,337,253
Deere & Co.	82,195	6,357,783
Dover Corp.	36,860	2,139,723
Eaton Corp.	66,104	2,877,507
Flowserve Corp.	11,045	1,096,989
Illinois Tool Works, Inc.	96,079	4,487,850
Ingersoll-Rand Plc	61,857	1,884,783
Joy Global, Inc.	20,825	1,561,250
PACCAR, Inc.	70,817	2,653,513
Pall Corp.	22,898	1,308,621
Parker Hannifin Corp.	30,061	2,292,151
Snap-On, Inc.	11,621	588,255
Xylem, Inc.	36,724	943,440
		48,548,954
Media — 3.1%
Cablevision Systems Corp., Class A	44,529	633,202
CBS Corp., Class B	130,148	3,532,217
Comcast Corp., Class A	541,441	12,837,566
DIRECTV, Class A (a)	140,275	5,998,159
Discovery Communications, Inc., Class A (a)	52,587	2,154,489
Gannett Co., Inc.	48,077	642,790
Interpublic Group of Cos., Inc.	89,482	870,660
The McGraw-Hill Cos., Inc.	58,368	2,624,809
News Corp., Class A	435,926	7,776,920
Omnicom Group, Inc.	54,887	2,446,862
Scripps Networks Interactive	19,391	822,566
Time Warner Cable, Inc.	63,458	4,034,025
Time Warner, Inc.	198,966	7,190,631
Viacom, Inc., Class B	109,795	4,985,791
Walt Disney Co.	357,061	13,389,788
The Washington Post Co., Class B	979	368,897
		70,309,372
Metals & Mining — 0.9%
Alcoa, Inc.	210,862	1,823,956
Allegheny Technologies, Inc.	21,000	1,003,800
Cliffs Natural Resources, Inc.	28,162	1,755,901
Freeport-McMoRan Copper & Gold, Inc., Class B	188,296	6,927,410
Newmont Mining Corp.	98,235	5,895,082
Nucor Corp.	63,229	2,501,972
Titanium Metals Corp.	15,489	232,025
United States Steel Corp.	28,711	759,693
		20,899,839
Multi-Utilities — 1.5%
Ameren Corp.	47,888	1,586,529
CenterPoint Energy, Inc.	84,385	1,695,295
CMS Energy Corp.	49,899	1,101,770
Consolidated Edison, Inc.	58,370	3,620,691
Dominion Resources, Inc.	113,086	6,002,605
DTE Energy Co.	33,553	1,826,961
Integrys Energy Group, Inc.	15,394	834,047
NiSource, Inc.	55,609	1,324,050
PG&E Corp.	80,789	3,330,123
Public Service Enterprise Group, Inc.	100,882	3,330,115
SCANA Corp.	23,095	1,040,661

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011	19

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Multi-Utilities (concluded)
Sempra Energy	47,851	$2,631,805
TECO Energy, Inc.	42,961	822,273
Wisconsin Energy Corp.	46,317	1,619,242
Xcel Energy, Inc.	96,784	2,675,110
		33,441,277
Multiline Retail — 0.8%
Big Lots, Inc. (a)	12,995	490,691
Dollar Tree, Inc. (a)	23,668	1,967,047
Family Dollar Stores, Inc.	23,020	1,327,333
JCPenney Co., Inc.	28,325	995,624
Kohl’s Corp.	50,420	2,488,227
Macy’s, Inc.	82,987	2,670,522
Nordstrom, Inc.	32,253	1,603,297
Sears Holdings Corp. (a)(b)	7,629	242,450
Target Corp.	133,391	6,832,287
		18,617,478
Office Electronics — 0.1%
Xerox Corp.	275,579	2,193,609
Oil, Gas & Consumable Fuels — 10.2%
Alpha Natural Resources, Inc. (a)	43,831	895,467
Anadarko Petroleum Corp.	98,946	7,552,548
Apache Corp.	76,287	6,910,076
Cabot Oil & Gas Corp.	20,705	1,571,509
Chesapeake Energy Corp.	130,935	2,918,541
Chevron Corp.	395,751	42,107,906
ConocoPhillips	263,874	19,228,498
Consol Energy, Inc.	44,929	1,648,894
Denbury Resources, Inc. (a)	79,731	1,203,938
Devon Energy Corp.	80,307	4,979,034
El Paso Corp.	153,547	4,079,744
EOG Resources, Inc.	53,546	5,274,816
EQT Corp.	29,615	1,622,606
Exxon Mobil Corp. (c)	952,482	80,732,374
Hess Corp.	59,005	3,351,484
Marathon Oil Corp.	139,484	4,082,697
Marathon Petroleum Corp.	70,636	2,351,472
Murphy Oil Corp.	38,344	2,137,295
Newfield Exploration Co. (a)	26,203	988,639
Noble Energy, Inc.	34,973	3,301,102
Occidental Petroleum Corp.	161,341	15,117,652
Peabody Energy Corp.	53,662	1,776,749
Pioneer Natural Resources Co.	24,339	2,177,854
QEP Resources, Inc.	35,057	1,027,170
Range Resources Corp.	31,132	1,928,316
Southwestern Energy Co. (a)	68,950	2,202,263
Spectra Energy Corp.	129,532	3,983,109
Sunoco, Inc.	21,405	878,033
Tesoro Corp. (a)(b)	28,563	667,232
Valero Energy Corp.	110,513	2,326,299
Williams Cos., Inc.	117,344	3,874,699
		232,898,016
Paper & Forest Products — 0.2%
International Paper Co.	86,608	2,563,597
MeadWestvaco Corp.	33,827	1,013,118
		3,576,715

Common Stocks	Shares	Value
Personal Products — 0.2%
Avon Products, Inc.	85,348	$1,491,030
The Estée Lauder Cos., Inc., Class A	22,222	2,495,975
		3,987,005
Pharmaceuticals — 6.2%
Abbott Laboratories	309,599	17,408,752
Allergan, Inc.	60,647	5,321,168
Bristol-Myers Squibb Co.	336,802	11,868,903
Eli Lilly & Co.	202,509	8,416,274
Forest Laboratories, Inc. (a)	52,494	1,588,468
Hospira, Inc. (a)	32,674	992,309
Johnson & Johnson	542,686	35,589,348
Merck & Co., Inc.	605,725	22,835,833
Mylan, Inc. (a)	84,467	1,812,662
Perrigo Co.	18,528	1,802,774
Pfizer, Inc.	1,527,597	33,057,199
Watson Pharmaceuticals, Inc. (a)	25,268	1,524,671
		142,218,361
Professional Services — 0.1%
Dun & Bradstreet Corp.	9,608	718,967
Equifax, Inc.	24,260	939,832
Robert Half International, Inc.	28,714	817,200
		2,475,999
Real Estate Investment Trusts (REITs) — 1.8%
Apartment Investment & Management Co., Class A	23,585	540,332
AvalonBay Communities, Inc.	18,917	2,470,560
Boston Properties, Inc.	29,379	2,926,148
Equity Residential	59,110	3,371,043
HCP, Inc.	81,196	3,363,950
Health Care REIT, Inc.	37,737	2,057,799
Host Marriott Corp. (b)	139,920	2,066,618
Kimco Realty Corp.	80,650	1,309,756
Plum Creek Timber Co., Inc.	32,101	1,173,613
ProLogis	90,946	2,600,146
Public Storage	28,266	3,800,646
Simon Property Group, Inc.	58,375	7,526,873
Ventas, Inc.	57,434	3,166,337
Vornado Realty Trust	36,819	2,829,908
Weyerhaeuser Co.	106,738	1,992,799
		41,196,528
Real Estate Management & Development — 0.0%
CBRE Group, Inc. (a)	64,326	979,042
Road & Rail — 0.9%
CSX Corp.	208,778	4,396,864
Norfolk Southern Corp.	66,829	4,869,161
Ryder System, Inc.	10,227	543,463
Union Pacific Corp.	96,085	10,179,245
		19,988,733
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc. (a)	117,638	635,245
Altera Corp.	63,664	2,361,934
Analog Devices, Inc.	59,332	2,122,899
Applied Materials, Inc.	259,175	2,775,764
Broadcom Corp., Class A (a)	96,536	2,834,297
First Solar, Inc. (a)(b)	11,840	399,718

See Notes to Financial Statements.

20	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Intel Corp.	1,011,942	$24,539,594
KLA-Tencor Corp.	33,092	1,596,689
Linear Technology Corp.	45,162	1,356,215
LSI Corp. (a)(b)	112,665	670,357
Microchip Technology, Inc.	37,769	1,383,479
Micron Technology, Inc. (a)	195,774	1,231,419
Novellus Systems, Inc. (a)	13,305	549,363
NVIDIA Corp. (a)	121,376	1,682,271
Teradyne, Inc. (a)	36,815	501,788
Texas Instruments, Inc.	227,019	6,608,523
Xilinx, Inc.	52,542	1,684,497
		52,934,052
Software — 3.5%
Adobe Systems, Inc. (a)	97,854	2,766,333
Autodesk, Inc. (a)	45,343	1,375,253
BMC Software, Inc. (a)	33,275	1,090,754
CA, Inc.	72,686	1,469,347
Citrix Systems, Inc. (a)	36,980	2,245,426
Electronic Arts, Inc. (a)	66,242	1,364,585
Intuit, Inc.	59,123	3,109,279
Microsoft Corp.	1,487,808	38,623,496
Oracle Corp.	781,989	20,058,018
Red Hat, Inc. (a)	38,247	1,579,219
Salesforce.com, Inc. (a)	27,068	2,746,319
Symantec Corp. (a)	145,540	2,277,701
		78,705,730
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	17,230	841,513
AutoNation, Inc. (a)	9,293	342,633
AutoZone, Inc. (a)	5,558	1,806,183
Bed Bath & Beyond, Inc. (a)	47,500	2,753,575
Best Buy Co., Inc.	57,568	1,345,364
CarMax, Inc. (a)(b)	44,839	1,366,693
GameStop Corp., Class A (a)(b)	27,568	665,216
The Gap, Inc.	68,750	1,275,312
Home Depot, Inc.	306,393	12,880,762
Limited Brands, Inc.	49,063	1,979,692
Lowe’s Cos., Inc.	248,964	6,318,706
O’Reilly Automotive, Inc. (a)	25,647	2,050,478
Orchard Supply Hardware Stores Corp., Class A (a)	345	1,296
Ross Stores, Inc.	45,812	2,177,444
Staples, Inc.	139,086	1,931,904
Tiffany & Co.	25,219	1,671,011
TJX Cos., Inc.	74,987	4,840,411
Urban Outfitters, Inc. (a)	21,330	587,855
		44,836,048
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	58,096	3,546,180
NIKE, Inc., Class B	73,739	7,106,227
Ralph Lauren Corp.	12,825	1,770,876
VF Corp.	17,344	2,202,515
		14,625,798
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	105,568	659,800
People’s United Financial, Inc.	70,118	901,016
		1,560,816

Common Stocks	Shares	Value
Tobacco — 2.0%
Altria Group, Inc.	408,728	$12,118,785
Lorillard, Inc.	26,854	3,061,356
Philip Morris International, Inc.	345,190	27,090,511
Reynolds American, Inc.	67,485	2,795,229
		45,065,881
Trading Companies & Distributors — 0.2%
Fastenal Co.	58,521	2,552,101
W.W. Grainger, Inc.	12,049	2,255,452
		4,807,553
Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A	78,080	4,685,581
MetroPCS Communications, Inc. (a)	59,003	512,146
Sprint Nextel Corp. (a)	593,351	1,388,441
		6,586,168
Total Common Stocks — 99.2%		2,261,924,678

Preferred Stocks
Specialty Retail — 0.0%
Orchard Supply Hardware Stores Corp., Series A, 0.00% (a)	345	1,296
Total Long-Term Investments (Cost — $1,820,817,023) — 99.2%		2,261,925,974

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)(e)	20,822,036	20,822,036

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (d)(e)(f)	$21,533	21,533,097
Total Short-Term Securities (Cost — $42,355,133) — 1.8%		42,355,133
Total Investments (Cost — $1,863,172,156*) — 101.0%		2,304,281,107
Liabilities in Excess of Other Assets — (1.0)%		(23,214,529)
Net Assets — 100.0%		$2,281,066,578

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,466,579,071
Gross unrealized appreciation	$955,842,971
Gross unrealized depreciation	118,140,935
Net unrealized appreciation	$837,702,036

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011	21

Schedule of Investments (concluded)	Master S&P 500 Index Series

(d)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest/ Shares Held at December 31, 2010	Shares Purchased		Beneficial Interest/ Shares Sold	Beneficial Interest/ Shares Held at December 31, 2011	Value at December 31, 2011	Realized Gain (Loss)	Income
BlackRock, Inc.	—	21,176		(1,295)	19,881	$3,543,590	$(23,504)	$80,375
BlackRock Liquidity Funds, TempFund, Institutional Class	11,774,805	9,047,231	[1]	—	20,822,036	$20,822,036	$307	$10,485
BlackRock Liquidity Series, LLC Money Market Series	$135,284,520	—		$(113,751,423)[2]	$21,533,097	$21,533,097	—	$290,233
The PNC Financial Services Group, Inc.	108,792	3,620		(7,961)	104,451	$6,023,689	$16,408	$181,911

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts sold as of December 31,2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
382	S&P 500 Emini	Chicago Mercantile	March 2012	$23,924,660	$(44,721)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[3]	$2,261,923,382	$2,592	—	$2,261,925,974
Short-Term Securities	20,822,036	21,533,097	—	42,355,133
Total	$2,282,745,418	$21,535,689	—	$2,304,281,107

[3]	See above schedule of investments for values in each industry excluding Level 2, Specialty Retail, within the table.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[4]
Liabilities:
Equity contracts	$(44,721)	—	—	$(44,721)

[3]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

22	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011

Statement of Assets and Liabilities	Master S&P 500 Index Series

December 31, 2011
Assets
Investments at value — unaffiliated (including securities loaned of $20,985,148) (cost — $1,812,366,267)	$2,252,358,695
Investments at value — affiliated (cost — $50,805,889)	51,922,412
Investments sold receivable	7,724,027
Dividends receivable	3,433,513
Securities lending income receivable — affiliated	40,701
Prepaid expenses	43,537
Total assets	2,315,522,885

Liabilities
Collateral on securities loaned at value	21,533,097
Margin variation payable	89,170
Investment advisory fees payable	38,405
Other affiliates payable	5,916
Directors’ fees payable	943
Withdrawals payable to investors	12,587,583
Other accrued expenses payable	201,193
Total liabilities	34,456,307
Net Assets	$2,281,066,578

Net Assets Consist of
Investors’ capital	$1,840,002,348
Net unrealized appreciation/depreciation	441,064,230
Net Assets	$2,281,066,578

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011	23

Statement of Operations	Master S&P 500 Index Series

Year Ended December 31, 2011
Investment Income
Dividends — unaffiliated	$48,964,963
Foreign taxes withheld	(43,371)
Dividends — affiliated	272,771
Securities lending — affiliated	305,591
Total income	49,499,954

Expenses
Investment advisory	236,277
Accounting services	383,755
Custodian	111,432
Professional	101,513
Directors	57,219
Registration	20,000
Printing	4,733
Miscellaneous	46,642
Total expenses	961,571
Less fees waived by advisor	(130,251)
Total expenses after fees waived	831,320
Net investment income	48,668,634

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(2,425,254)
Investments — affiliated	(6,789)
Financial futures contracts	(2,311,537)
(4,743,580)
Net change in unrealized appreciation/depreciation on:
Investments	9,277,367
Financial futures contracts	(55,374)
9,221,993
Total realized and unrealized gain	4,478,413
Net Increase in Net Assets Resulting from Operations	$53,147,047

See Notes to Financial Statements.

24	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011

Statements of Changes in Net Assets	Master S&P 500 Index Series

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2011	2010
Operations
Net investment income	$48,668,634	$46,035,411
Net realized gain (loss)	(4,743,580)	(5,190,154)
Net change in unrealized appreciation/depreciation	9,221,993	279,529,123
Net increase in net assets resulting from operations	53,147,047	320,374,380

Capital Transactions
Proceeds from contributions	758,612,964	601,567,988
Value of withdrawals	(894,677,279)	(836,617,134)
Net decrease in net assets derived from capital transactions	(136,064,315)	(235,049,146)

Net Assets
Total increase (decrease) in net assets	(82,917,268)	85,325,234
Beginning of year	2,363,983,846	2,278,658,612
End of year	$2,281,066,578	$2,363,983,846

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011	25

Financial Highlights	Master S&P 500 Index Series

	Year Ended December 31,
	2011	2010	2009	2008	2007
Total Investment Return
Total investment return	2.06%	15.11%	26.61%	(36.92)%	5.56%

Ratios to Average Net Assets
Total expenses	0.04%	0.04%	0.05%	0.04%	0.04%
Total expenses after fees waived and paid indirectly	0.03%	0.04%	0.04%	0.04%	0.03%
Net investment income	2.06%	2.03%	2.32%	2.31%	1.95%

Supplemental Data
Net assets, end of year (000)	$2,281,067	$2,363,984	$2,278,659	$1,953,848	$3,721,171
Portfolio turnover	6%	5%	7%	8%	4%

See Notes to Financial Statements.

26	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011

Notes to Financial Statements	Master S&P 500 Index Series

1. Organization and Significant Accounting Policies:

Master S&P 500 Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns interest income on the securities loaned but does not

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011	27

Notes to Financial Statements (continued)	Master S&P 500 Index Series

receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the year ended December 31, 2011, any securities on loan were collateralized by cash.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

In December 2011, the FASB issued guidance that will enhance current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting agreements or similar agreements and will require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statement of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

28	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011

Notes to Financial Statements (continued)	Master S&P 500 Index Series

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of December 31, 2011
	Liability Derivatives
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation/ depreciation[1]	$44,721

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Year Ended December 31, 2011
Net Realized Loss From
Equity contracts:
Financial futures contracts	$ (2,311,537)

Net Change in Unrealized Appreciation/Depreciation on
Equity contracts:
Financial futures contracts	$ (55,374)

For the year ended December 31, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	289
Average notional value of contracts purchased	$18,167,765

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager contractually agreed to waive its investment advisory fee by 0.005% of the Series’ average daily net assets. The Manager has agreed not to reduce or discontinue this contractual waiver prior to May 1, 2012 unless approved by the Board, including a majority of the Independent Directors. For the year ended December 31, 2011, the Manager waived $93,567, which is included in fees waived by advisor in the Statement of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. For the year ended December 31, 2011, the Manager waived $36,684, which is included in fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2011, the Series reimbursed the Manager $24,984 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Series retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the year ended December 31, 2011, BIM received $88,333 in securities lending agent fees related to securities lending activities for the Series.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011	29

Notes to Financial Statements (concluded)	Master S&P 500 Index Series

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the year ended December 31, 2011, were $131,646,545 and $238,632,831, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2011. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. Effective November 2011, the credit agreement was renewed until November 2012 with the following terms: a commitment fee of 0.065% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2011. The Series did not borrow under the credit agreement during the year ended December 31, 2011.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

30	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011

Report of Independent Registered Public Accounting Firm	Master S&P 500 Index Series

To the Investors of Master S&P 500 Index Series and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master S&P 500 Index Series, one of the portfolios constituting Quantitative Master Series LLC (the “Master LLC”), as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master S&P 500 Index Series of Quantitative Master Series LLC as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
February 27, 2012

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011	31

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 107 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2010.

				33 RICs consisting of 107 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				33 RICs consisting of 107 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.

				33 RICs consisting of 107 Portfolios	AIMS Worldwide, Inc. (marketing)
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				33 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 107 Portfolios	None
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				33 RICs consisting of 107 Portfolios	None

32	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1] (concluded)
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				33 RICs consisting of 107 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				33 RICs consisting of 107 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served for the Corporation/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows Directors as joining the Corporation’s/Master LLC’s board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Director	Since 2011

Senior Managing Director, BlackRock and Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.

				159 RICs consisting of 286 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

				159 RICs consisting of 286 Portfolios	None

[3]

Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Corporation/Master LLC based on his position with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Corporation/Master LLC based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011	33

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.

	[1]	Officers of the Corporation/Master LLC serve at the pleasure of the Board.
Further information about the Officers and Directors is available in the Corporation’s/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 22, 2011, Richard S. Davis resigned as Director of the Corporation and the Master LLC, and Paul L. Audet became Director of the Corporation and the Master LLC.

34	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Series file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330.The Fund’s/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Series use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Series voted proxies relating to securities held in the Fund’s/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011	35

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

36	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011	37

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio†
BlackRock Multi-Sector Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock World Income Fund
US Mortgage Portfolio

Municipal Bond Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

38	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2011

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#Index 4-12/11-AR

December 31, 2011

Annual Report

BlackRock Small Cap Index Fund | of BlackRock Index Funds, Inc.

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Dear Shareholder

Investors endured a very difficult environment in 2011. Financial markets were extremely volatile as a number of high-profile global events drove frequent about-face changes in investor sentiment. As the year progressed, news flow increasingly influenced trading decisions, to the point where company fundamentals were largely ignored. In the end, lower-risk assets won the “risk on — risk off” trading tug-of-war that characterized 2011’s market activity.

Early in the year, political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted global supply chains and concerns mounted regarding US debt and deficit issues. Nevertheless, equities, commodities and high yield bonds outpaced the less risky asset classes as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data.

Markets reversed sharply in May, however, when the heightened possibility of Greece defaulting on its debt rekindled fears about sovereign debt problems spreading across Europe. Concurrently, economic indicators signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, debt problems escalated in Italy and Spain, and exposure to European sovereign bonds stressed banks globally. Late in the summer, economic data out of the United States and Europe grew increasingly bleak while China and other emerging economies began to show signs of slowing growth. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historical highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, after months of deliberation, European leaders began to show signs of progress toward stemming the region’s debt crisis. These encouraging developments brought investors back from the sidelines and risk assets rallied through the month. However, a lack of definitive details about Europe’s rescue plan soon raised doubts among investors and thwarted the rally at the end of October. The last two months of the year saw political instability in Greece, unsustainable yields on Italian bonds, and US policymakers bickering over budget issues. Global central bank actions and improving economic data energized investors, but confidence was easily tempered by sobering news flow that resurrected uncertainty about the ability of Europe’s leaders to ultimately contain the debt crisis.

Most equity markets failed to fully recover their late-summer losses, although US large cap stocks managed to finish the year with a marginal gain given their perceived safety and stronger US economic data. Conditions were worse overseas, and international markets experienced some significant downturns. Dividend-paying stocks performed relatively well as investors sought yield in the low interest rate environment. Fixed income securities benefited from declining yields and delivered positive returns for the year. US Treasury bonds outperformed other fixed income classes despite their quality rating downgrade, while municipal bonds also delivered superior results. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Many of the themes that caused uncertainty in 2011 are likely to persist well into 2012. While the investment landscape appears treacherous, BlackRock is working for you. We have a roadmap to show you the way.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“While the investment landscape appears treacherous, BlackRock is working for you. We have a roadmap to show you the way.”

Rob Kapito
President, BlackRock Advisors, LLC
Total Returns as of December 31, 2011

	6-month	12-month
US large cap equities (S&P 500® Index)	(3.69)%	2.11%
US small cap equities (Russell 2000® Index)	(9.77)	(4.18)
International equities (MSCI Europe, Australasia, Far East Index)	(16.31)	(12.14)
Emerging market equities (MSCI Emerging Markets Index)	(19.13)	(18.42)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.02	0.10
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	13.46	17.15
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	4.98	7.84
Tax-exempt municipal bonds (S&P Municipal Bond Index)	5.78	10.62
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(0.02)	4.96

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2011	BlackRock Small Cap Index Fund

Investment Objective

BlackRock Small Cap Index Fund’s (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), investment objective is to match the performance of the Russell 2000® Index (the “Russell 2000®”) as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12 months ended December 31,2011,the Fund,through its investment in Master Small Cap Index Series (the “Series”) of Quantitative Master Series LLC (the “Master LLC”), underperformed the benchmark Russell 2000® Index. For the period beginning with its initial trading date of March 31, 2011 through December 31, 2011, the Fund’s Class K Shares returned (11.42)%, underperforming the benchmark index, which returned (11.22)%.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

Early in the year, stocks moved unevenly higher despite political upheaval spreading across the Middle East/North Africa region and a sharp rise in oil and other commodity prices. March brought devastating natural disasters in Japan, resulting in global supply chain disruptions. But equity markets were remarkably resilient as the global economic recovery appeared to be on track and investors were gradually increasing their appetite for risk. After peaking in late April, equities were met with a sharp reversal when the heightened possibility of Greece defaulting on its debt rekindled fears about the potential impact of the sovereign debt crisis spreading in Europe. In the United States, a prolonged debt ceiling debate ultimately led to Standard & Poor’s decision to downgrade the US government’s credit rating in early August. This announcement spurred one of the most volatile periods in trading history. Stock markets across the world whip-sawed on hopes and fears driven by news flow. Equities swooned as debt problems in Europe spread to Italy and Spain, and global economic indicators grew increasingly bleak.

•

US stocks staged a strong rebound in October as the domestic labor market improved and corporate profits continued to beat analyst expectations. Encouraging news from Europe also contributed to the rally. After months of deliberation, European leaders agreed upon a new plan to reduce Greece’s debt burden, recapitalize the region’s banks and increase the size of the euro-zone bailout fund. However, a lack of definitive details about the rescue plan soon raised doubts among investors and thwarted the rally at the end of October. In November, political instability in Greece and Italy fueled uncertainty as to whether Europe’s leaders would be able to contain the crisis. In the United States, bickering lawmakers failed to reach an agreement on reducing the US budget deficit, further undermining investors’ confidence in policymakers on both sides of the Atlantic. Market volatility softened in December with the support of global central bank actions and continued improvement in economic data.

•

Small cap stocks, as represented by the Russell 2000® Index, fell 4.18% for the year. Given high market volatility and heightened uncertainty about economic growth, the more cyclically sensitive sectors were hurt the most. Materials (–12.22%) led the decline, followed by energy (–8.11%), and consumer discretionary (–7.13%). Defensive areas performed well, with utilities gaining 16.64% over the year, followed by consumer staples (+7.81%) and health care (+2.09%).

Describe recent portfolio activity.

•

During the 12-month period, as changes were made to the composition of the Russell 2000® Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts as specified in Note 2 of the Series’ Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Series’ Notes to Financial Statements.

4	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees and administration fees, if any.

[2]

The Fund invests all of its assets in the Series of the Master LLC. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000® Index and other types of financial instruments linked to the Russell 2000® Index.

[3]	This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors.

Performance Summary for the Period Ended December 31, 2011

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	(9.88)%	(4.49)%	(0.15)%	5.19%
Investor A	(9.99)	(4.76)	(0.41)	4.92
Class K5	(9.84)	(4.44)	(0.10)	5.24
Russell 2000® Index	(9.77)	(4.18)	0.15	5.62

[4]	Average annual total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related fees, if any.

[5]	Class K commenced operations on March 31, 2011.

Past performance is not indicative of future results.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	5

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to March 31, 2011, Class K Shares’ performance results are those of Institutional Shares restated to reflect Class K Shares’ fees.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s administrator waived and/or reimbursed a portion of the Fund’s fee.Without such waiver and/or reimbursement, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including exchange fees; and (b) operating expenses, including administration fees, service fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on July 1, 2011 and held through December 31, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$900.40	$1.44	$1,000.00	$1,023.71	$1.53	0.30%
Investor A	$1,000.00	$900.10	$2.63	$1,000.00	$1,022.41	$2.80	0.55%
Class K	$1,000.00	$901.60	$1.20	$1,000.00	$1,023.91	$1.28	0.25%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the Fund and the Series in which it invests. Expenses are net of waiver.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Statement of Assets and Liabilities	BlackRock Small Cap Index Fund

December 31, 2011
Assets
Investments at value — Master Small Cap Index Series (the “Series”) (cost — $86,415,344)	$95,141,124
Withdrawals receivable from the Series	22,470,714
Capital shares sold receivable	42,235
Receivable from administrator	13,045
Prepaid expenses	3,452
Total assets	117,670,570

Liabilities
Capital shares redeemed payable	22,512,949
Service fees payable	9,490
Other accrued expenses payable	34,632
Total liabilities	22,557,071
Net Assets	$95,113,499

Net Assets Consist of
Paid-in capital	$101,968,003
Distributions in excess of net investment income	(29,319)
Accumulated net realized loss allocated from the Series	(15,550,965)
Net unrealized appreciation/depreciation allocated from the Series	8,725,780
Net Assets	$95,113,499

Net Asset Value
Institutional — Based on net assets of $49,829,009 and 4,330,788 shares outstanding, 125 million shares authorized, $0.0001 par value	$11.51
Investor A — Based on net assets of $45,262,645 and 3,933,310 shares outstanding, 125 million shares authorized, $0.0001 par value	$11.51
Class K — Based on net assets of $21,845 and 1,898 shares outstanding, 125 million shares authorized, $0.0001 par value	$11.51

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	7

Statement of Operations	BlackRock Small Cap Index Fund

Year Ended December 31, 2011
Investment Income
Net investment income allocated from the Series:
Dividends — unaffiliated	$1,596,485
Foreign taxes withheld	(1,052)
Securities lending — affiliated	152,155
Dividends — affiliated	10,001
Expenses	(112,645)
Fees waived	22,797
Total income	1,667,741

Expenses
Administration	354,703
Service — Investor A	120,021
Transfer agent — Institutional	42,534
Transfer agent — Investor A	34,704
Transfer agent — Class K	17
Printing	73,415
Professional	65,111
Registration	63,737
Officer	66
Miscellaneous	10,310
Total expenses	764,618
Less fees waived by administrator	(335,235)
Less transfer agent fees waived and/or reimbursed — class specific	(30,791)
Total expenses after fees waived and/or reimbursed	398,592
Net investment income	1,269,149

Realized and Unrealized Gain (Loss) Allocated from the Series
Net realized gain from investments, financial futures contracts and short positions	9,515,016
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and short positions	(17,093,077)
Total realized and unrealized loss	(7,578,061)
Net Decrease in Net Assets Resulting from Operations	$(6,308,912)

See Notes to Financial Statements.

8	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Statements of Changes in Net Assets	BlackRock Small Cap Index Fund

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2011	2010
Operations
Net investment income	$1,269,149	$701,254
Net realized gain	9,515,016	1,597,176
Net change in unrealized appreciation/depreciation	(17,093,077)	22,605,830
Net increase (decrease) in net assets resulting from operations	(6,308,912)	24,904,260

Dividends to Shareholders From
Net investment income:
Institutional	(898,403)	(491,823)
Investor A	(451,389)	(221,254)
Class K	(285)	—
Decrease in net assets resulting from dividends to shareholders	(1,350,077)	(713,077)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(15,925,751)	418,291

Redemption Fee
Redemption fee	2,818	2,525

Net Assets
Total increase (decrease) in net assets	(23,581,922)	24,611,999
Beginning of year	118,695,421	94,083,422
End of year	$95,113,499	$118,695,421
Undistributed (distributions in excess of) net investment income	$(29,319)	$30,409

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	9

Financial Highlights	BlackRock Small Cap Index Fund

	Institutional					Investor A
	Year Ended December 31,					Year Ended December 31,
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$12.21	$9.70	$7.71	$13.79	$15.48	$12.21	$9.71	$7.72	$13.79	$15.47
Net investment income[1]	0.14	0.08	0.07	0.14	0.20	0.11	0.06	0.05	0.11	0.15
Net realized and unrealized gain (loss)[2]	(0.69)	2.51	1.98	(4.86)	(0.50)	(0.70)	2.50	1.98	(4.85)	(0.48)
Net increase (decrease) from
investment operations	(0.55)	2.59	2.05	(4.72)	(0.30)	(0.59)	2.56	2.03	(4.74)	(0.33)
Dividends and distributions from:
Net investment income	(0.15)	(0.08)	(0.06)	(0.15)	(0.20)	(0.11)	(0.06)	(0.04)	(0.12)	(0.16)
Net realized gain	—	—	—	(1.09)	(1.19)	—	—	—	(1.09)	(1.19)
Tax return of capital	—	—	—	(0.12)	—	—	—	—	(0.12)	—
Total dividends and distributions	(0.15)	(0.08)	(0.06)	(1.36)	(1.39)	(0.11)	(0.06)	(0.04)	(1.33)	(1.35)
Net asset value, end of year	$11.51	$12.21	$9.70	$7.71	$13.79	$11.51	$12.21	$9.71	$7.72	$13.79

Total Investment Return[3]
Based on net asset value	(4.49)%	26.77%	26.67%	(34.01)%	(1.91)%	(4.76)%	26.35%	26.36%	(34.19)%	(2.12)%

Ratios to Average Net Assets[4]
Total expenses	0.61%[5]	0.57%	0.56%	0.53%	0.48%	0.88%[5]	0.80%	0.82%	0.80%	0.73%
Total expenses after fees waived and/or reimbursed	0.30%[5]	0.52%	0.56%	0.52%	0.48%	0.55%[5]	0.78%	0.82%	0.79%	0.73%
Net investment income	1.14%[5]	0.80%	0.85%	1.19%	1.23%	0.88%[5]	0.53%	0.59%	0.91%	0.98%

Supplemental Data
Net assets, end of year (000)	$49,829	$71,443	$55,744	$46,285	$66,085	$45,263	$47,252	$38,340	$29,787	$47,605
Portfolio turnover of the Series	31%	42%	43%	42%	26%	31%	42%	43%	42%	26%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.

[5]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

10	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Financial Highlights (concluded)	BlackRock Small Cap Index Fund

Class K
Period March 31, 2011[1] through December 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$13.17
Net investment income[2]	0.11
Net realized and unrealized loss	(1.62)
Net decrease from investment operations	(1.51)
Dividends from net investment income	(0.15)
Net asset value, end of period	$11.51

Total Investment Return[3]
Based on net asset value	(11.42)%[7]

Ratios to Average Net Assets[4]
Total expenses	0.68%[5,6]
Total expenses after fees waived and/or reimbursed	0.25%[5,6]
Net investment income	1.28%[5,6]

Supplemental Data
Net assets, end of period (000)	$22
Portfolio turnover of the Series	31%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.

[5]	Annualized.

[6]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[7]	Aggregate total investment return.

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	11

Notes to Financial Statements	BlackRock Small Cap Index Fund

1. Organization and Significant Accounting Policies:

BlackRock Small Cap Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (“the Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The percentage of the Series owned by the Fund at December 31, 2011 was 18%. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold without a front-end sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Series at fair value based on the Fund’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Series are accounted on a trade date basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. Realized and unrealized gains and losses are adjusted for utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

In December 2011, the FASB issued guidance that will enhance current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting agreements or similar agreements and will require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statement of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

12	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Notes to Financial Statements (continued)	BlackRock Small Cap Index Fund

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Corporation, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.29% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Administrator contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses in order to limit total annual Fund operating expenses as a percentage of average daily net assets to 0.30% for Institutional Shares, 0.55% for Investor A Shares and 0.25% for Class K Shares until May 1, 2012. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement unless approved by the Board of Directors, including a majority of the Independent Directors.

As a result of these agreements, the Administrator waived and/or reimbursed the following amounts, which are shown as transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations:

Institutional	$14,243
Investor A	$16,531
Class K	$17

In addition, the Administrator waived $335,235 which is shown as fees waived by administrator in the Statement of Operations.

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees with respect to its Investor A Shares. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets attributable to Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing services to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing to Investor A shareholders.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares.

For the year ended December 31, 2011, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$372
Investor A	$1,044

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, record-keeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2011, the Fund paid the following to affiliates in return for these services, which is included in transfer agent in the Statement of Operations:

Institutional	$32
Investor A	$271

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

3. Income Tax Information:

US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of December 31, 2011 attributable to foreign currency transactions, the reclassification of distributions and the sale of stock of passive foreign investment companies were reclassified to the following accounts:

Paid-in capital	$(13,431)
Distributions in excess of net investment income	$21,200
Accumulated net realized loss	$(7,769)

The tax character of distributions paid during the fiscal years ended December 31, 2011 and December 31, 2010 was as follows:

	12/31/11	12/31/10
Distributions paid from:
Ordinary income	$1,350,077	$713,077

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	13

Notes to Financial Statements (concluded)	BlackRock Small Cap Index Fund

As of December 31, 2011, the tax components of accumulated net losses were as follows:

Capital loss carryforwards	$(13,583,281)
Net unrealized gains[1]	6,729,099
Qualified late-year losses[2]	(322)
Total	$(6,854,504)

[1]

The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the treatment of certain security lending transactions, the realization for tax purposes of unrealized gains/losses on certain futures contracts and other temporary differences.

[2]	The Fund has elected to defer certain late-year losses and recognize such losses in the year ending December 31, 2012.

As of December 31, 2011, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date as follows:

Expires December 31,
2017	$13,583,281

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,230,820	$27,256,806	2,098,681	$22,240,658
Shares issued to shareholders in reinvestment of dividends	74,998	854,792	39,323	469,746
Shares redeemed	(3,827,916)	(45,027,943)	(2,028,999)	(21,560,365)
Net increase (decrease)	(1,522,098)	$(16,916,345)	109,005	$1,150,039

Investor A
Shares sold	920,917	$11,298,590	747,472	$7,965,898
Shares issued to shareholders in reinvestment of dividends	37,402	414,562	16,979	201,821
Shares redeemed	(895,970)	(10,747,558)	(842,665)	(8,899,467)
Net increase (decrease)	62,349	$965,594	(78,214)	$(731,748)

Class K1
Shares sold	1,898	$25,000	—	—
Shares redeemed	—	—	—	—
Net increase	1,898	$25,000	—	—

[1]	For the period March 31, 2011 (commencement of operations) to December 31, 2011.

Prior to April 1, 2011, there was a 2% redemption fee on shares redeemed or exchanged that have been held 30 days or less. The redemption fees were collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees were recorded as a credit to paid-in capital. Effective April 1, 2011, the redemption fee was terminated and is no longer charged by the Fund.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

14	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Report of Independent Registered Public Accounting Firm	BlackRock Small Cap Index Fund

To the Shareholders of BlackRock Small Cap Index Fund and Board of Directors of BlackRock Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Small Cap Index Fund, one of the series constituting BlackRock Index Funds, Inc. (the “Fund”), as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Small Cap Index Fund, one of the series constituting BlackRock Index Funds, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
February 22, 2012

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Fund for the taxable year ended December 31, 2011.

	Payable Date	Percentage
Qualified Dividend Income for Individuals[1]	7/22/11	100.00%
	12/15/11	84.79%
Dividends Qualifying for the Dividend Received Deduction for Corporations[1]	7/22/11	100.00%
	12/15/11	83.22%
[1] The Fund hereby designates the percentage indicated or the maximum amount allowable by law.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	15

Portfolio Information	Master Small Cap Index Series

As of December 31, 2011

Ten Largest Holdings	Percent of Long-Term Investments
HealthSpring, Inc.	0.3%
Netlogic Microsystems, Inc.	0.3
SuccessFactors, Inc.	0.3
Clean Harbors, Inc.	0.3
World Fuel Services Corp.	0.3
Jack Henry & Associates, Inc.	0.3
American Campus Communities, Inc.	0.3
Salix Pharmaceuticals Ltd.	0.3
BioMed Realty Trust, Inc.	0.3
Onyx Pharmaceuticals, Inc.	0.3

Sector Allocations	Percent of Long-Term Investments
Energy	22%
Information Technology	16
Industrials	16
Consumer Discretionary	13
Health Care	13
Financials	7
Materials	4
Utilities	4
Consumer Staples	4
Telecommunication Services	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

16	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Schedule of Investments December 31, 2011	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.6%
Arbitron, Inc.	12,861	$442,547
Constant Contact, Inc. (a)	13,957	323,942
Digital Generation, Inc. (a)	13,033	155,353
Harte-Hanks, Inc.	21,080	191,617
Marchex, Inc., Class B	10,143	63,394
MDC Partners, Inc.	11,888	160,726
National CineMedia, Inc.	26,169	324,496
QuinStreet, Inc. (a)(b)	13,057	122,213
ReachLocal, Inc. (a)	4,991	30,844
Travelzoo, Inc. (a)(b)	2,584	63,515
Valassis Communications, Inc. (a)	21,211	407,888
ValueClick, Inc. (a)	37,224	606,379
Viad Corp.	9,664	168,927
		3,061,841
Aerospace — 1.6%
AAR Corp.	18,838	361,124
AeroVironment, Inc. (a)	7,999	251,729
Astronics Corp. (a)	4,865	174,216
Ceradyne, Inc. (a)	11,811	316,299
Cubic Corp.	7,488	326,402
Curtiss-Wright Corp.	21,984	776,695
Ducommun, Inc.	4,790	61,072
Esterline Technologies Corp. (a)	14,432	807,759
GenCorp, Inc. (a)	27,859	148,210
Heico Corp.	19,762	1,155,682
Kaman Corp., Class A	12,460	340,407
Kratos Defense & Security Solutions, Inc. (a)	15,692	93,681
LMI Aerospace, Inc. (a)	4,348	76,307
Moog, Inc., Class A (a)	21,508	944,846
Orbital Sciences Corp. (a)	27,701	402,495
Teledyne Technologies, Inc. (a)	17,395	954,116
Triumph Group, Inc.	17,806	1,040,761
		8,231,801
Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	1,685	32,638
The Andersons, Inc.	8,811	384,688
Cadiz, Inc. (a)	5,584	53,774
Cal-Maine Foods, Inc.	6,723	245,860
Calavo Growers, Inc.	5,636	144,733
Fresh Del Monte Produce, Inc.	17,282	432,223
Limoneira Co.	3,633	61,434
Pilgrims Pride Corp. (a)	24,058	138,574
Sanderson Farms, Inc.	10,477	525,212
Seaboard Corp.	148	301,328
		2,320,464
Air Transport — 0.9%
Air Transport Services Group, Inc. (a)	25,588	120,775
Alaska Air Group, Inc. (a)	16,989	1,275,704
Allegiant Travel Co. (a)	7,037	375,354
Atlas Air Worldwide Holdings, Inc. (a)	12,450	478,454
Bristow Group, Inc.	17,180	814,160
Hawaiian Holdings, Inc. (a)	24,139	140,006
JetBlue Airways Corp. (a)	116,995	608,374
PHI, Inc. (a)(b)	6,178	153,523
Republic Airways Holdings, Inc. (a)	22,894	78,526
SkyWest, Inc.	25,174	316,941
Spirit Airlines, Inc. (a)	7,451	116,236
US Airways Group, Inc. (a)	76,869	389,726
		4,867,779

Common Stocks	Shares	Value
Alternative Energy — 0.1%
Ameresco, Inc. (a)	8,379	$114,960
Amyris, Inc. (a)	8,356	96,428
EnerNOC, Inc. (a)	11,010	119,679
Gevo, Inc. (a)	3,174	19,965
Green Plains Renewable Energy, Inc. (a)	8,820	86,083
Rex American Resources Corp. (a)	2,909	64,318
Solazyme, Inc. (a)	5,350	63,665
Syntroleum Corp. (a)	40,907	39,271
USEC, Inc. (a)	55,202	62,930
		667,299
Aluminum — 0.1%
Century Aluminum Co. (a)(b)	24,481	208,333
Kaiser Aluminum Corp.	7,704	353,460
Noranda Aluminum Holding Corp.	10,818	89,248
		651,041
Asset Management & Custodian — 0.9%
Apollo Investment Corp.	93,077	599,416
Arlington Asset Investment Corp.	3,065	65,376
Artio Global Investors, Inc.	14,900	72,712
Calamos Asset Management, Inc., Class A	9,041	113,103
Capital Southwest Corp.	1,379	112,457
CIFC Corp. (a)	5,795	31,293
Cohen & Steers, Inc. (b)	8,435	243,771
Cowen Group, Inc., Class A (a)	31,390	81,300
Diamond Hill Investments Group, Inc.	1,201	88,850
Epoch Holding Corp.	7,035	156,388
Fifth Street Finance Corp.	34,386	329,074
Financial Engines, Inc. (a)	18,161	405,535
GAMCO Investors, Inc., Class A	3,210	139,603
Golub Capital BDC, Inc.	4,768	73,904
Harris & Harris Group, Inc. (a)	14,393	49,800
JMP Group, Inc.	7,041	50,343
Kohlberg Capital Corp.	8,986	56,702
Manning & Napier, Inc. (a)	6,217	77,650
MCG Capital Corp.	36,848	147,024
Medley Capital Corp.	5,182	53,893
MVC Capital, Inc.	11,427	132,439
National Financial Partners Corp. (a)	19,642	265,560
New Mountain Finance Corp.	3,300	44,253
NGP Capital Resources Co.	10,343	74,366
Oppenheimer Holdings, Inc.	4,915	79,132
Pzena Investment Management, Inc., Class A	4,481	19,403
Solar Capital Ltd.	17,315	382,488
Solar Senior Capital Ltd.	3,605	56,779
THL Credit, Inc.	4,417	53,932
TICC Capital Corp.	15,439	133,547
Virtus Investment Partners, Inc. (a)	2,596	197,322
Westwood Holdings Group, Inc.	2,973	108,663
		4,496,078
Auto Parts — 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	31,624	312,761
Amerigon, Inc. (a)	10,517	149,972
Dana Holding Corp. (a)	69,306	842,068
Dorman Products, Inc. (a)	5,112	188,786
Exide Technologies (a)	36,702	96,526
Fuel Systems Solutions, Inc. (a)	7,893	130,156
Meritor, Inc. (a)	44,831	238,501
Motorcar Parts of America, Inc. (a)	5,939	44,543
Standard Motor Products, Inc.	9,318	186,826
Stoneridge, Inc. (a)	12,293	103,630

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	17

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Parts (concluded)
Superior Industries International, Inc.	11,085	$183,346
Tenneco, Inc. (a)	28,636	852,780
Tower International, Inc. (a)	2,846	30,566
U.S. Auto Parts Network, Inc. (a)	7,363	32,176
		3,392,637
Auto Services — 0.1%
Cooper Tire & Rubber Co.	29,448	412,567
Back Office Support, HR & Consulting — 1.8%
The Advisory Board Co. (a)	7,499	556,501
Angie’s List, Inc. (a)	5,057	81,418
Barrett Business Services, Inc.	3,641	72,674
CBIZ, Inc. (a)	18,554	113,365
CDI Corp.	6,205	85,691
Compass Diversified Holdings	19,217	238,099
Convergys Corp. (a)	49,854	636,636
Corporate Executive Board Co.	16,369	623,659
CoStar Group, Inc. (a)(b)	11,974	799,025
CRA International, Inc. (a)	5,046	100,113
Dice Holdings, Inc. (a)	23,039	190,993
ExlService Holdings, Inc. (a)	7,650	171,130
Forrester Research, Inc. (a)	6,958	236,155
FTI Consulting, Inc. (a)(b)	19,882	843,394
GP Strategies Corp. (a)	7,057	95,128
The Hackett Group, Inc. (a)	15,070	56,362
Heidrick & Struggles International, Inc.	8,447	181,948
Hudson Highland Group, Inc. (a)	15,667	75,045
Huron Consulting Group, Inc. (a)(b)	10,499	406,731
ICF International, Inc. (a)(b)	9,308	230,652
Insperity, Inc.	10,875	275,681
Kelly Services, Inc., Class A	12,634	172,833
Kforce, Inc. (a)	14,105	173,915
Korn/Ferry International (a)	22,290	380,267
Liquidity Services, Inc. (a)	8,965	330,808
LoopNet, Inc. (a)	7,773	142,090
MAXIMUS, Inc.	16,423	679,091
Navigant Consulting, Inc. (a)	24,447	278,940
On Assignment, Inc. (a)	17,556	196,276
PRGX Global, Inc. (a)	9,030	53,729
Resources Connection, Inc.	22,045	233,457
RPX Corp. (a)	4,907	62,074
ServiceSource International, Inc. (a)	4,982	78,168
Stream Global Services, Inc. (a)	4,386	14,518
SYKES Enterprises, Inc. (a)	18,812	294,596
TeleTech Holdings, Inc. (a)	12,042	195,080
TrueBlue, Inc. (a)	19,035	264,206
		9,620,448
Banks: Diversified — 6.3%
1st Source Corp.	7,354	186,277
1st United Bancorp, Inc. (a)	13,212	73,327
Alliance Financial Corp.	2,330	71,950
Ameris Bancorp (a)	11,398	117,171
Ames National Corp.	4,133	80,594
Arrow Financial Corp.	4,961	116,286
Bancfirst Corp.	3,306	124,107
Banco Latinoamericana De Comercio Exterior SA	13,331	213,963
Bancorp Rhode Island, Inc.	1,873	82,531
The Bancorp, Inc. (a)	14,102	101,957
BancorpSouth, Inc.	39,816	438,772
Bank of Kentucky Financial Corp.	2,848	57,102

Common Stocks	Shares	Value
Banks: Diversified (continued)
Bank of Marin Bancorp	2,601	$97,772
Bank of the Ozarks, Inc.	13,389	396,716
Banner Corp.	7,916	135,759
BBCN Bancorp, Inc. (a)	35,325	333,821
Boston Private Financial Holdings, Inc.	36,710	291,477
Bridge Bancorp, Inc.	3,392	67,501
Bridge Capital Holdings (a)	4,508	46,883
Bryn Mawr Bank Corp.	5,291	103,122
Camden National Corp.	3,737	121,826
Cape Bancorp, Inc. (a)	5,423	42,571
Capital Bank Corp. (a)	6,327	12,717
Capital City Bank Group, Inc.	5,673	54,177
Cardinal Financial Corp.	13,926	149,565
Cascade Bancorp (a)	3,435	15,045
Cathay General Bancorp	37,395	558,307
Center Bancorp, Inc.	5,927	57,907
Centerstate Banks, Inc.	14,491	95,930
Central Pacific Financial Corp. (a)	7,237	93,502
Century Bancorp, Inc., Class A	1,675	47,302
Chemical Financial Corp.	13,206	281,552
Citizens & Northern Corp.	5,901	108,991
City Holding Co.	7,337	248,651
CNB Financial Corp.	6,085	96,021
CoBiz Financial, Inc.	15,809	91,218
Columbia Banking System, Inc.	18,827	362,796
Community Bank System, Inc.	17,552	487,946
Community Trust Bancorp, Inc.	6,708	197,349
CVB Financial Corp.	42,651	427,790
Eagle Bancorp, Inc. (a)	8,081	117,498
Encore Bancshares, Inc. (a)	4,094	55,351
Enterprise Bancorp, Inc.	2,804	40,097
Enterprise Financial Services Corp.	7,656	113,309
F.N.B. Corp.	60,515	684,425
Financial Institutions, Inc.	6,687	107,928
First Bancorp, Inc.	4,404	67,690
First Bancorp, North Carolina	7,340	81,841
First Busey Corp.	37,217	186,085
First Commonwealth Financial Corp.	50,187	263,984
First Community Bancshares, Inc.	7,710	96,221
First Connecticut Bancorp, Inc.	8,692	113,083
First Financial Bancorp	27,804	462,659
First Financial Bankshares, Inc. (b)	15,022	502,185
First Financial Corp.	5,388	179,313
First Interstate Bancsystem, Inc.	7,621	99,302
First Merchants Corp.	12,313	104,291
First Midwest Bancorp, Inc.	35,511	359,726
The First of Long Island Corp.	3,762	99,016
FirstMerit Corp.	52,016	787,002
German American Bancorp, Inc.	6,154	111,941
Glacier Bancorp, Inc.	34,338	413,086
Hampton Roads Bankshares, Inc. (a)	5,285	14,481
Hancock Holding Co.	36,287	1,160,095
Hanmi Financial Corp. (a)	15,050	111,370
Heartland Financial USA, Inc.	6,487	99,511
Heritage Commerce Corp. (a)	10,305	48,846
Home Bancshares, Inc.	10,725	277,885
Hudson Valley Holding Corp.	7,536	159,914
IBERIABANK Corp.	14,049	692,616
Independent Bank Corp./MA	10,267	280,186
International Bancshares Corp.	25,322	464,279
Investors Bancorp, Inc. (a)	21,983	296,331
Lakeland Bancorp, Inc.	10,583	91,225
Lakeland Financial Corp.	7,812	202,096

See Notes to Financial Statements.

18	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (continued)
MainSource Financial Group, Inc.	9,641	$85,130
MB Financial, Inc.	25,891	442,736
Merchants Bancshares, Inc.	2,398	70,022
Meridian Interstate Bancorp, Inc. (a)	4,122	51,319
Metro Bancorp, Inc. (a)	6,710	56,230
Midsouth Bancorp, Inc.	3,863	50,258
National Bankshares, Inc.	3,448	96,268
National Penn Bancshares, Inc.	58,859	496,770
NBT Bancorp, Inc.	16,528	365,765
Old National Bancorp	45,135	525,823
Oriental Financial Group, Inc.	21,599	261,564
Orrstown Financial Service, Inc.	3,709	30,599
Pacific Capital Bancorp NA (a)	2,041	57,638
Pacific Continental Corp.	8,979	79,464
PacWest Bancorp	14,437	273,581
Park National Corp.	6,182	402,201
Park Sterling Corp. (a)	15,426	62,938
Penns Woods Bancorp, Inc.	1,904	73,837
Peoples Bancorp, Inc.	5,152	76,301
Pinnacle Financial Partners, Inc. (a)	16,249	262,421
PrivateBancorp, Inc.	28,584	313,852
Prosperity Bancshares, Inc.	22,302	899,886
Provident Financial Services, Inc.	28,798	385,605
Renasant Corp.	12,098	181,470
Republic Bancorp, Inc., Class A	4,797	109,851
Rockville Financial, Inc.	14,124	146,325
Roma Financial Corp.	3,866	38,041
S&T Bancorp, Inc.	13,479	263,514
Sandy Spring Bancorp, Inc.	11,533	202,404
SCBT Financial Corp.	6,728	195,179
Seacoast Banking Corp. of Florida (a)	33,522	50,953
Sierra Bancorp	5,988	52,694
Signature Bank (a)(b)	21,865	1,311,681
Simmons First National Corp., Class A	8,348	226,982
Southside Bancshares, Inc.	7,890	170,897
Southwest Bancorp, Inc. (a)	9,409	56,078
State Bancorp, Inc.	7,391	90,170
State Bank Financial Corp. (a)	15,081	227,874
StellarOne Corp.	11,084	126,136
Sterling Bancorp	15,049	130,023
Sterling Financial Corp. (a)	12,809	213,910
Suffolk Bancorp (a)	4,831	52,127
Sun Bancorp, Inc. (a)	20,014	48,434
Susquehanna Bancshares, Inc.	74,447	623,866
SVB Financial Group (a)	20,359	970,921
SY Bancorp, Inc.	5,896	121,045
Taylor Capital Group, Inc. (a)	6,124	59,525
Texas Capital Bancshares, Inc. (a)	17,711	542,134
Tompkins Trustco, Inc.	3,920	150,959
Tower Bancorp, Inc.	5,043	143,927
Towne Bank (b)	11,744	143,747
Trico Bancshares	6,893	98,018
TrustCo Bank Corp. NY	44,783	251,233
Trustmark Corp.	30,495	740,724
UMB Financial Corp.	15,282	569,255
Umpqua Holdings Corp.	54,520	675,503
Union First Market Bankshares Corp.	9,809	130,362
United Bankshares, Inc.	10,792	305,090
United Community Banks, Inc. (a)	19,865	138,856
Univest Corp. of Pennsylvania	8,218	120,312
Virginia Commerce Bancorp (a)	11,263	87,063

Common Stocks	Shares	Value
Banks: Diversified (concluded)
Washington Banking Co.	7,434	$88,539
Washington Trust Bancorp, Inc.	6,889	164,372
Webster Financial Corp.	34,235	698,052
WesBanco, Inc.	11,135	216,798
West Bancorp., Inc.	7,601	72,818
West Coast Bancorp (a)	5,344	83,366
Westamerica Bancorp.	13,793	605,513
Western Alliance Bancorp (a)(b)	33,174	206,674
Wilshire Bancorp, Inc. (a)	29,027	105,368
Wintrust Financial Corp.	16,620	466,191
		33,528,301
Banks: Savings, Thrift & Mortgage Lending — 1.0%
Apollo Residential Mortgage, Inc.	4,861	74,179
Astoria Financial Corp.	41,394	351,435
Bank Mutual Corp.	22,470	71,455
BankFinancial Corp.	10,632	58,689
Beneficial Mutual Bancorp, Inc. (a)(b)	15,917	133,066
Berkshire Hills Bancorp, Inc.	9,944	220,657
BofI Holding, Inc. (a)	4,297	69,826
Brookline Bancorp, Inc.	28,293	238,793
Charter Financial Corp.	3,276	30,336
Clifton Savings Bancorp, Inc.	4,248	39,421
Dime Community Bancshares, Inc.	14,897	187,702
Doral Financial Corp. (a)	64,583	61,741
ESB Financial Corp.	6,028	84,814
ESSA Bancorp, Inc.	5,166	54,088
First Defiance Financial Corp.	4,613	67,304
First Financial Holdings, Inc.	7,961	71,092
First Pactrust Bancorp, Inc.	5,032	51,578
Flagstar BanCorp., Inc. (a)	56,611	28,589
Flushing Financial Corp.	15,062	190,233
Fox Chase BanCorp., Inc.	6,530	82,474
Franklin Financial Corp. (a)	6,569	77,777
Great Southern Bancorp, Inc.	4,928	116,252
Heritage Financial Corp.	7,429	93,308
Home Federal Bancorp, Inc.	8,025	83,460
Kearny Financial Corp.	6,555	62,273
Northfield Bancorp, Inc.	8,225	116,466
Northwest Bancshares, Inc.	46,340	576,470
OceanFirst Financial Corp.	7,093	92,706
Ocwen Financial Corp. (a)	45,602	660,317
OmniAmerican Bancorp, Inc. (a)	5,659	88,846
Oritani Financial Corp.	21,772	278,028
Provident New York Bancorp	18,444	122,468
Territorial BanCorp., Inc.	5,258	103,845
United Financial Bancorp, Inc.	7,725	124,295
ViewPoint Financial Group	16,550	215,315
Westfield Financial, Inc.	13,531	99,588
WSFS Financial Corp.	3,029	108,923
		5,187,809
Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)(b)	3,882	421,430
Central European Distribution Corp. (a)	34,442	150,684
Craft Brewers Alliance, Inc. (a)	4,934	29,702
		601,816
Beverage: Soft Drinks — 0.2%
Coca-Cola Bottling Co. Consolidated	2,141	125,355
Farmer Bros. Co.	3,056	23,348
Heckmann Corp. (a)	47,562	316,287

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	19

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Beverage: Soft Drinks (concluded)
National Beverage Corp.	5,489	$88,208
Peet’s Coffee & Tea, Inc. (a)	6,073	380,656
Primo Water Corp. (a)	7,266	22,089
		955,943
Biotechnology — 3.7%
Accelrys, Inc. (a)	26,249	176,393
Acorda Therapeutics, Inc. (a)	18,687	445,498
Aegerion Pharmaceuticals, Inc. (a)	4,226	70,743
Affymax, Inc. (a)	16,675	110,222
Albany Molecular Research, Inc. (a)	9,593	28,107
Alimera Sciences, Inc. (a)	5,767	7,209
Alkermes Plc (a)(b)	45,193	784,550
Allos Therapeutics, Inc. (a)	38,324	54,420
Alnylam Pharmaceuticals, Inc. (a)	17,488	142,527
AMAG Pharmaceuticals, Inc. (a)	9,994	188,987
Amicus Therapeutics, Inc. (a)	8,128	27,960
Anthera Pharmaceuticals, Inc. (a)	10,448	64,151
Arena Pharmaceuticals, Inc. (a)	68,959	128,953
Ariad Pharmaceuticals, Inc. (a)(b)	62,549	766,225
Arqule, Inc. (a)	25,347	142,957
Array Biopharma, Inc. (a)	27,130	58,601
Astex Pharmaceuticals (a)	25,639	48,458
AVEO Pharmaceuticals, Inc. (a)	14,826	255,007
AVI BioPharma, Inc. (a)	69,690	51,919
BG Medicine, Inc. (a)	3,856	18,200
BioMimetic Therapeutics, Inc. (a)	9,391	26,764
BioSante Pharmaceuticals, Inc. (a)(b)	54,499	27,364
BioTime, Inc. (a)	11,732	68,163
Cell Therapeutics, Inc. (a)(b)	91,830	106,523
Celldex Therapeutics, Inc. (a)	21,027	54,670
Cepheid, Inc. (a)(b)	29,269	1,007,146
Chelsea Therapeutics International, Inc. (a)	25,436	130,487
Clovis Oncology, Inc. (a)	5,322	74,987
Codexis, Inc. (a)	11,740	62,222
Complete Genomics, Inc. (a)	5,216	15,283
Cornerstone Therapeutics, Inc. (a)	3,620	20,272
Cubist Pharmaceuticals, Inc. (a)	28,380	1,124,416
Curis, Inc. (a)(b)	36,259	169,692
Cytori Therapeutics, Inc. (a)	24,751	54,452
Dyax Corp. (a)(b)	46,950	63,852
Dynavax Technologies Corp. (a)(b)	72,760	241,563
Emergent Biosolutions, Inc. (a)	11,533	194,216
Enzo Biochem, Inc. (a)	17,475	39,144
Enzon Pharmaceuticals, Inc. (a)	17,766	119,032
Exact Sciences Corp. (a)	26,799	217,608
Exelixis, Inc. (a)	60,653	287,192
Furiex Pharmaceuticals, Inc. (a)	4,683	78,253
Genomic Health, Inc. (a)	8,029	203,856
Geron Corp. (a)	61,464	90,967
GTx, Inc. (a)	10,826	36,375
Halozyme Therapeutics, Inc. (a)	38,938	370,300
Harvard Bioscience, Inc. (a)	11,322	43,816
Horizon Pharma, Inc. (a)	1,874	7,496
Idenix Pharmaceuticals, Inc. (a)	28,561	212,637
ImmunoGen, Inc. (a)	35,631	412,607
Immunomedics, Inc. (a)	31,017	103,287
Incyte Corp. (a)(b)	41,877	628,574
Inhibitex, Inc. (a)	30,148	329,819
Insmed, Inc. (a)	11,122	33,922
InterMune, Inc. (a)	25,649	323,177

Common Stocks	Shares	Value
Biotechnology (concluded)
Kensey Nash Corp. (b)	3,937	$75,551
Keryx Biopharmaceuticals, Inc. (a)	32,268	81,638
Lexicon Genetics, Inc. (a)	80,559	103,921
Ligand Pharmaceuticals, Inc. (a)	9,305	110,450
MannKind Corp. (a)(b)	36,643	91,607
Maxygen, Inc. (a)	13,547	76,270
Medivation, Inc. (a)	14,841	684,319
Metabolix, Inc. (a)	15,941	72,532
Micromet, Inc. (a)	43,432	312,276
Momenta Pharmaceuticals, Inc. (a)	21,877	380,441
Nabi Biopharmaceuticals (a)	19,002	35,724
Nektar Therapeutics (a)	54,138	302,902
Neurocrine Biosciences, Inc. (a)	23,366	198,611
Novavax, Inc. (a)	45,860	57,784
NPS Pharmaceuticals, Inc. (a)	40,749	268,536
Nymox Pharmaceutical Corp. (a)	9,022	74,161
OncoGenex Pharmaceutical, Inc. (a)	4,607	54,086
Oncothyreon, Inc. (a)	19,722	149,493
Onyx Pharmaceuticals, Inc. (a)	30,009	1,318,896
Opko Health, Inc. (a)	51,573	252,708
Orexigen Therapeutics, Inc. (a)	15,819	25,469
Osiris Therapeutics, Inc. (a)	8,201	43,875
Pacific Biosciences of California, Inc. (a)	15,866	44,425
PDL BioPharma, Inc.	66,353	411,389
Peregrine Pharmaceuticals, Inc. (a)(b)	38,877	40,043
PharmAthene, Inc. (a)(b)	18,525	23,527
Progenics Pharmaceuticals, Inc. (a)(b)	13,911	118,800
Raptor Pharmaceutical Corp. (a)	22,335	139,817
Rigel Pharmaceuticals, Inc. (a)	32,599	257,206
RTI Biologics, Inc. (a)	26,166	116,177
Sangamo Biosciences, Inc. (a)	24,948	70,852
Savient Pharmaceuticals, Inc. (a)	33,443	74,578
Seattle Genetics, Inc. (a)	45,691	763,725
Sequenom, Inc. (a)	46,918	208,785
Sucampo Pharmaceuticals, Inc., Class A (a)	5,721	25,344
Sunesis Pharmaceuticals, Inc. (a)	15,250	17,842
Synta Pharmaceuticals Corp. (a)	10,853	50,684
Targacept, Inc. (a)	12,893	71,814
Theravance, Inc. (a)	32,665	721,896
Transcept Pharmaceuticals, Inc. (a)(b)	2,688	21,047
Trius Therapeutics, Inc. (a)	3,551	25,390
Vanda Pharmaceuticals, Inc. (a)	13,196	62,813
ViroPharma, Inc. (a)	33,516	918,003
Zalicus, Inc. (a)(b)	35,119	42,494
ZIOPHARM Oncology, Inc. (a)	27,753	122,391
		19,671,513
Building Materials — 0.9%
Acuity Brands, Inc.	20,537	1,088,461
Builders FirstSource, Inc. (a)	21,372	43,599
Gibraltar Industries, Inc. (a)	14,402	201,052
Griffon Corp.	22,622	206,539
Headwaters, Inc. (a)	28,990	64,358
Louisiana-Pacific Corp. (a)	62,589	505,093
LSI Industries, Inc.	9,040	54,240
NCI Building Systems, Inc. (a)	9,238	100,417
Quanex Building Products Corp.	18,027	270,766
Simpson Manufacturing Co., Inc.	19,715	663,607
Texas Industries, Inc.	10,790	332,116
Trex Co., Inc. (a)	7,373	168,915
Watsco, Inc.	13,315	874,263
		4,573,426

See Notes to Financial Statements.

20	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Building: Climate Control — 0.1%
Aaon, Inc.	8,936	$183,099
Comfort Systems USA, Inc.	18,097	194,000
Interline Brands, Inc. (a)	15,794	245,912
		623,011
Building: Roofing, Wallboard & Plumbing — 0.1%
Beacon Roofing Supply, Inc. (a)	21,793	440,872
USG Corp. (a)	33,848	343,896
		784,768
Cable Television Services — 0.0%
Knology, Inc. (a)	14,221	201,938
Casinos & Gambling — 0.3%
Ameristar Casinos, Inc.	15,206	262,912
Boyd Gaming Corp. (a)	25,912	193,303
Isle of Capri Casinos, Inc. (a)	9,331	43,576
Monarch Casino & Resort, Inc. (a)	4,275	43,562
Multimedia Games Holding Co., Inc. (a)	12,816	101,759
Pinnacle Entertainment, Inc. (a)(b)	29,308	297,769
Scientific Games Corp., Class A (a)	27,561	267,342
Shuffle Master, Inc. (a)	25,648	300,595
		1,510,818
Cement — 0.1%
Eagle Materials, Inc.	21,110	541,683
Chemicals: Diversified — 0.9%
Aceto Corp.	12,685	87,527
American Vanguard Corp.	10,585	141,204
Chemtura Corp. (a)	45,627	517,410
Georgia Gulf Corp. (a)	16,099	313,770
Hawkins, Inc.	4,122	151,937
Innophos Holdings, Inc.	10,284	499,391
KMG Chemicals, Inc.	3,276	56,577
Landec Corp. (a)	12,333	68,078
LSB Industries, Inc. (a)	8,711	244,169
Olin Corp.	37,781	742,397
OM Group, Inc. (a)	14,683	328,752
Omnova Solutions, Inc. (a)	21,063	97,100
PolyOne Corp.	44,255	511,145
Sensient Technologies Corp.	23,737	899,632
TPC Group, Inc. (a)(b)	6,280	146,512
		4,805,601
Chemicals: Specialty — 0.6%
Balchem Corp.	13,657	553,655
Calgon Carbon Corp. (a)(b)	26,748	420,211
FutureFuel Corp.	8,898	110,513
Innospec, Inc. (a)	11,252	315,844
Kraton Performance Polymers, Inc. (a)	15,128	307,098
NewMarket Corp.	4,269	845,731
Quaker Chemical Corp.	6,093	236,957
Senomyx, Inc. (a)	18,904	65,786
Stepan Co.	3,833	307,253
Zep, Inc.	10,420	145,672
		3,308,720

Common Stocks	Shares	Value
Coal — 0.2%
Cloud Peak Energy, Inc. (a)	28,842	$557,227
Hallador Energy Co.	1,890	18,768
James River Coal Co. (a)	16,850	116,602
KiOR, Inc. (a)(b)	5,344	54,402
L&L Energy, Inc. (a)	10,867	28,145
Patriot Coal Corp. (a)	43,300	366,751
Westmoreland Coal Co. (a)	4,597	58,612
		1,200,507
Commercial Finance & Mortgage Companies — 0.1%
Federal Agricultural Mortgage Corp., Class B	4,712	84,910
Medallion Financial Corp.	7,296	83,028
NewStar Financial, Inc. (a)	13,163	133,868
Walker & Dunlop, Inc. (a)	5,217	65,526
		367,332
Commercial Services: Rental & Leasing — 0.7%
Aircastle Ltd.	26,032	331,127
CAI International, Inc. (a)	5,751	88,910
Electro Rent Corp.	8,960	153,664
Essex Rental Corp. (a)	8,437	24,889
H&E Equipment Services, Inc. (a)	13,595	182,445
Marlin Business Services, Inc.	4,181	53,099
McGrath RentCorp	11,539	334,516
Mobile Mini, Inc. (a)	17,414	303,874
PHH Corp. (a)	26,657	285,230
RSC Holdings, Inc. (a)	32,099	593,831
SeaCube Container Leasing Ltd.	5,201	77,027
TAL International Group, Inc.	10,420	299,992
United Rentals, Inc. (a)	29,605	874,828
		3,603,432
Commercial Vehicles & Parts — 0.2%
Accuride Corp. (a)	19,181	136,569
Commercial Vehicle Group, Inc. (a)	13,680	123,667
Miller Industries, Inc.	5,264	82,803
Modine Manufacturing Co. (a)	22,091	208,981
Rush Enterprises, Inc., Class A (a)(b)	15,350	321,122
Spartan Motors, Inc.	15,902	76,488
Wabash National Corp. (a)	32,495	254,761
		1,204,391
Communications Technology — 2.3%
AboveNet, Inc. (a)	10,997	714,915
Adtran, Inc.	30,645	924,253
Anaren, Inc. (a)	7,125	118,418
Anixter International, Inc. (a)	13,734	819,096
Aruba Networks, Inc. (a)	40,444	749,023
Aviat Networks, Inc. (a)	28,869	52,830
Bel Fuse, Inc.	4,981	93,394
Black Box Corp.	8,535	239,321
Calix, Inc. (a)	17,910	115,878
Comtech Telecommunications Corp.	9,616	275,210
Dialogic, Inc. (a)	7,985	9,582
Digi International, Inc. (a)(b)	12,034	134,299
DigitalGlobe, Inc. (a)(b)	16,707	285,857
Echelon Corp. (a)	16,496	80,336
Emulex Corp. (a)	41,653	285,740
Extreme Networks, Inc. (a)	43,809	127,922
Finisar Corp. (a)	42,470	711,160
GeoEye, Inc. (a)	10,462	232,466
Globecomm Systems, Inc. (a)	10,616	145,227

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	21

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Technology (concluded)
GSI Technology, Inc. (a)	10,035	$46,964
Harmonic, Inc. (a)	54,502	274,690
Infinera Corp. (a)	49,540	311,111
InterDigital, Inc.	21,483	936,014
Ixia (a)(b)	18,338	192,732
KVH Industries, Inc. (a)	6,918	53,822
Loral Space & Communications Ltd. (a)	5,155	334,456
Meru Networks, Inc. (a)	5,640	23,293
NeoPhotonics Corp. (a)	4,439	20,331
NETGEAR, Inc. (a)	17,357	582,675
Novatel Wireless, Inc. (a)	14,979	46,884
Numerex Corp. (a)	4,487	36,928
Oclaro, Inc. (a)	23,691	66,809
Oplink Communications, Inc. (a)	9,252	152,380
Plantronics, Inc.	20,611	734,576
Procera Networks, Inc. (a)	6,820	106,256
SeaChange International, Inc. (a)	12,532	88,100
Shoretel, Inc. (a)	22,395	142,880
Sonus Networks, Inc. (a)	100,190	240,456
Sycamore Networks, Inc. (a)	9,507	170,175
Tekelec (a)(b)	29,249	319,692
TeleNav, Inc. (a)	7,552	58,981
Viasat, Inc. (a)	17,177	792,203
Westell Technologies, Inc., Class A (a)	26,028	57,782
		11,905,117
Computer Services Software & Systems — 6.1%
ACI Worldwide, Inc. (a)(c)	15,817	452,999
The Active Network, Inc. (a)	5,703	77,561
Actuate Corp. (a)	18,315	107,326
Acxiom Corp. (a)	38,502	470,109
American Reprographics Co. (a)	17,682	81,160
American Software, Inc., Class A	10,828	102,325
Aspen Technology, Inc. (a)(b)	40,063	695,093
Avid Technology, Inc. (a)(b)	14,055	119,889
Bankrate, Inc. (a)	10,872	233,748
Blackbaud, Inc.	21,106	584,636
Blue Coat Systems, Inc. (a)	20,622	524,830
Bottomline Technologies, Inc. (a)	17,015	394,238
BroadSoft, Inc. (a)	10,685	322,687
CACI International, Inc., Class A (a)	12,476	697,658
Callidus Software, Inc. (a)	14,234	91,382
Ciber, Inc. (a)(b)	30,256	116,788
CommVault Systems, Inc. (a)	20,857	891,011
Computer Task Group, Inc. (a)	7,187	101,193
ComScore, Inc. (a)	15,107	320,268
Concur Technologies, Inc. (a)	21,148	1,074,107
Convio, Inc. (a)	5,542	61,295
Cornerstone OnDemand, Inc. (a)	5,360	97,766
CSG Systems International, Inc. (a)	16,392	241,126
DealerTrack Holdings, Inc. (a)(b)	19,483	531,107
Deltek, Inc. (a)(b)	10,549	103,591
Demand Media, Inc. (a)	4,024	26,760
DemandTec, Inc. (a)	15,307	201,593
Digimarc Corp. (a)	2,939	70,213
Digital River, Inc. (a)	17,682	265,584
DynaVox, Inc., Class A (a)	4,834	17,596
EarthLink, Inc.	52,039	335,131
Ebix, Inc.	13,662	301,930
Envestnet, Inc. (a)	9,172	109,697
EPIQ Systems, Inc.	14,859	178,605

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
ePlus, Inc. (a)	1,831	$51,781
FalconStor Software, Inc. (a)	14,017	36,164
FriendFinder Networks, Inc. (a)	3,035	2,276
Guidance Software, Inc. (a)	6,830	44,258
ICG Group, Inc. (a)	17,563	135,586
iGate Corp. (a)	14,715	231,467
Imperva, Inc. (a)	2,735	95,205
Infospace, Inc. (a)	18,547	203,832
Interactive Intelligence Group, Inc. (a)(b)	6,757	154,870
Internap Network Services Corp. (a)	24,809	147,365
IntraLinks Holdings, Inc. (a)	15,188	94,773
JDA Software Group, Inc. (a)	20,039	649,063
Kenexa Corp. (a)	12,527	334,471
Keynote Systems, Inc.	6,942	142,589
The KEYW Holding Corp. (a)	8,656	64,054
KIT Digital, Inc. (a)(b)	18,191	153,714
Limelight Networks, Inc. (a)	32,208	95,336
Lionbridge Technologies, Inc. (a)	29,524	67,610
LivePerson, Inc. (a)	24,920	312,746
LogMeIn, Inc. (a)	9,635	371,429
Magma Design Automation, Inc. (a)	31,676	227,434
Manhattan Associates, Inc. (a)	9,674	391,604
Mantech International Corp., Class A	11,024	344,390
Mentor Graphics Corp. (a)	45,617	618,567
Mercury Computer Systems, Inc. (a)	14,333	190,486
MicroStrategy, Inc., Class A (a)	3,783	409,775
Moduslink Global Solutions, Inc.	20,698	111,769
Monotype Imaging Holdings, Inc. (a)(b)	16,949	264,235
Motricity, Inc. (a)	19,184	17,266
NCI, Inc., Class A (a)	3,213	37,431
NetScout Systems, Inc. (a)	17,728	312,013
NetSuite, Inc. (a)	12,895	522,892
NIC, Inc.	30,289	403,147
OpenTable, Inc. (a)(b)	11,141	435,947
Openwave Systems, Inc. (a)	40,665	64,251
Opnet Technologies, Inc.	6,825	250,273
Parametric Technology Corp. (a)	56,455	1,030,868
PDF Solutions, Inc. (a)	11,144	77,674
Pegasystems, Inc.	7,875	231,525
Perficient, Inc. (a)(b)	11,480	114,915
Progress Software Corp. (a)	31,765	614,653
PROS Holdings, Inc. (a)	10,219	152,059
QAD, Inc. (a)	3,165	33,232
QLIK Technologies, Inc. (a)	33,352	807,118
Quepasa Corp. (a)(b)	3,821	12,686
Quest Software, Inc. (a)	26,894	500,228
RealNetworks, Inc.	9,829	73,717
RealPage, Inc. (a)	14,370	363,130
Responsys, Inc. (a)	4,229	37,596
RightNow Technologies, Inc. (a)	11,662	498,317
Saba Software, Inc. (a)	13,390	105,647
Sapient Corp.	51,795	652,617
SciQuest, Inc. (a)	5,946	84,849
Smith Micro Software, Inc. (a)	18,591	21,008
SolarWinds, Inc. (a)	26,986	754,259
Sourcefire, Inc. (a)	13,459	435,802
SPS Commerce, Inc. (a)	3,980	103,281
SS&C Technologies Holdings, Inc. (a)(b)	11,931	215,474
SuccessFactors, Inc. (a)	39,517	1,575,543
Support.com, Inc. (a)	22,615	50,884
Synchronoss Technologies, Inc. (a)	12,524	378,350

See Notes to Financial Statements.

22	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computer Services Software & Systems (concluded)
SYNNEX Corp. (a)	11,869	$361,530
Syntel, Inc.	7,305	341,655
Taleo Corp., Class A (a)	19,450	752,520
Tangoe, Inc. (a)	4,772	73,489
TechTarget, Inc. (a)	7,257	42,381
TeleCommunication Systems, Inc., Class A (a)	21,452	50,412
TNS, Inc. (a)(b)	12,035	213,260
Tyler Technologies, Inc. (a)	14,063	423,437
Ultimate Software Group, Inc. (a)	12,234	796,678
Unisys Corp. (a)	20,420	402,478
United Online, Inc.	42,036	228,676
VASCO Data Security International, Inc. (a)	12,601	82,159
Verint Systems, Inc. (a)	10,021	275,978
VirnetX Holding Corp. (a)(b)	19,300	481,921
Virtusa Corp. (a)	7,196	104,198
Wave Systems Corp., Class A (a)	38,544	83,640
Web.Com Group, Inc. (a)	13,766	157,621
Websense, Inc. (a)	18,929	354,540
Zillow, Inc. (a)(b)	1,856	41,723
Zix Corp. (a)	31,609	89,137
		32,273,936
Computer Technology — 0.6%
Cray, Inc. (a)	17,225	111,446
Dot Hill Systems Corp. (a)	28,725	38,204
Dynamics Research Corp. (a)	4,341	49,227
Identive Group, Inc. (a)	17,865	39,839
Imation Corp. (a)	14,003	80,237
Immersion Corp. (a)	13,595	70,422
Insight Enterprises, Inc. (a)	20,783	317,772
Intermec, Inc. (a)	28,245	193,761
OCZ Technology Group, Inc. (a)(b)	24,417	161,396
PC Connection, Inc.	4,240	47,022
Quantum Corp. (a)(b)	107,063	256,951
Radisys Corp. (a)	9,084	45,965
Rimage Corp.	4,334	48,758
Safeguard Scientifics, Inc. (a)	9,786	154,521
Silicon Graphics International Corp. (a)	14,717	168,657
STEC, Inc. (a)	17,477	150,127
Stratasys, Inc. (a)	10,039	305,286
Super Micro Computer, Inc. (a)(b)	12,754	199,983
Synaptics, Inc. (a)	15,242	459,546
Xyratex Ltd.	13,453	179,194
		3,078,314
Construction — 0.4%
Aegion Corp. (a)	18,778	288,055
EMCOR Group, Inc.	31,693	849,689
Granite Construction, Inc.	18,340	435,025
Great Lakes Dredge & Dock Corp.	28,057	155,997
Orion Marine Group, Inc. (a)	12,922	85,931
Primoris Services Corp.	12,693	189,506
Sterling Construction Co., Inc. (a)	7,801	84,017
Tutor Perini Corp. (a)	14,835	183,064
		2,271,284
Consumer Electronics — 0.2%
RealD, Inc. (a)	19,562	155,322
Skullcandy, Inc. (a)(b)	4,396	55,038
TiVo, Inc. (a)(b)	56,430	506,177
Universal Electronics, Inc. (a)(b)	7,133	120,334

Common Stocks	Shares	Value
Consumer Electronics (concluded)
VOXX International Corp. (a)	8,683	$73,371
XO Group, Inc. (a)	13,531	112,849
Zagg, Inc. (a)(b)	10,337	73,083
		1,096,174
Consumer Lending — 0.8%
Advance America, Cash Advance Centers, Inc.	26,449	236,719
Cash America International, Inc.	13,996	652,633
Credit Acceptance Corp. (a)	3,203	263,543
Encore Capital Group, Inc. (a)	7,752	164,807
Ezcorp, Inc. (a)	22,360	589,633
First Cash Financial Services, Inc. (a)	14,932	523,964
The First Marblehead Corp. (a)	26,647	31,177
Imperial Holdings, Inc. (a)	9,011	16,941
MGIC Investment Corp. (a)	89,132	332,462
MoneyGram International, Inc. (a)	5,083	90,223
Nelnet, Inc., Class A	12,337	301,886
Netspend Holdings, Inc. (a)	12,805	103,849
Nicholas Financial, Inc.	4,794	61,459
Portfolio Recovery Associates, Inc. (a)(b)	8,159	550,896
World Acceptance Corp. (a)	7,172	527,142
		4,447,334
Consumer Services: Miscellaneous — 0.5%
Ancestry.com, Inc. (a)	14,983	344,010
Coinstar, Inc. (a)(b)	14,849	677,708
Core-Mark Holdings Co., Inc.	5,369	212,613
Move, Inc. (a)	18,840	119,069
NutriSystem, Inc.	12,826	165,840
Sotheby’s, Class A	32,021	913,559
Steiner Leisure Ltd. (a)	7,123	323,313
		2,756,112
Containers & Packaging — 0.1%
AEP Industries, Inc. (a)	2,035	57,285
Graphic Packaging Holding Co. (a)(b)	75,722	322,576
Myers Industries, Inc.	14,210	175,351
		555,212
Copper — 0.0%
Revett Minerals, Inc. (a)	11,474	54,157
Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)(b)	11,589	429,257
Inter Parfums, Inc.	7,716	120,061
Revlon, Inc., Class A (a)	5,183	77,071
		626,389
Diversified Financial Services — 0.5%
California First National Bancorp	748	12,028
DFC Global Corp. (a)	20,690	373,661
Duff & Phelps Corp.	14,556	211,062
Edelman Financial Group, Inc.	9,526	62,586
Evercore Partners, Inc., Class A	9,972	265,455
FBR & Co. (a)	22,110	45,325
Fidus Investment Corp.	2,247	29,144
Gleacher & Co., Inc. (a)	33,671	56,567
Intersections, Inc.	4,528	50,215
Main Street Capital Corp.	10,768	228,712
Piper Jaffray Cos. (a)	7,480	151,096
Stifel Financial Corp. (a)(b)	25,457	815,897
Triangle Capital Corp.	10,488	200,531
		2,502,279

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	23

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Manufacturing Operations — 0.4%
A.M. Castle & Co. (a)	7,685	$72,700
Barnes Group, Inc.	25,822	622,568
Federal Signal Corp. (a)	29,432	122,143
Lydall, Inc. (a)	8,147	77,315
OSI Systems, Inc. (a)	9,027	440,337
Raven Industries, Inc.	8,572	530,607
Standex International Corp.	5,924	202,423
Trimas Corp. (a)(b)	12,109	217,357
		2,285,450
Diversified Materials & Processing — 0.9%
Belden, Inc.	22,456	747,336
Cabot Microelectronics Corp. (a)	11,139	526,318
Clarcor, Inc.	23,877	1,193,611
Encore Wire Corp.	8,804	228,024
Harbinger Group, Inc. (a)	3,798	15,230
Hexcel Corp. (a)(b)	46,405	1,123,465
Insteel Industries, Inc.	8,191	90,019
Koppers Holdings, Inc.	9,762	335,422
NL Industries, Inc.	3,389	43,955
Tredegar Corp.	11,341	251,997
Uranium Energy Corp. (a)(b)	36,447	111,528
		4,666,905
Diversified Media — 0.1%
Belo Corp., Class A	43,892	276,520
EW Scripps Co. (a)	14,938	119,653
		396,173
Diversified Retail — 0.5%
99 Cents Only Stores (a)	22,157	486,346
The Bon-Ton Stores, Inc.	6,149	20,722
Fred’s, Inc.	17,534	255,646
Geeknet, Inc. (a)	2,182	37,203
Gordmans Stores, Inc. (a)	2,697	33,901
HSN, Inc.	18,931	686,438
Overstock.com, Inc. (a)	5,374	42,132
PriceSmart, Inc.	8,418	585,809
Saks, Inc. (a)	54,655	532,886
Tuesday Morning Corp. (a)	20,424	70,463
ValueVision Media, Inc., Class A (a)	18,625	35,015
Winmark Corp.	1,041	59,722
		2,846,283
Drug & Grocery Store Chains — 0.9%
Arden Group, Inc., Class A	552	49,686
Casey’s General Stores, Inc.	18,001	927,231
The Fresh Market, Inc. (a)	13,348	532,585
GNC Holdings, Inc. (a)	10,812	313,007
Ingles Markets, Inc., Class A	5,792	87,228
Nash Finch Co.	5,726	167,657
The Pantry, Inc. (a)	10,871	130,126
PetMed Express, Inc.	9,710	100,790
Rite Aid Corp. (a)	279,057	351,612
Ruddick Corp.	23,311	993,981
Spartan Stores, Inc.	10,711	198,153
Susser Holdings Corp. (a)	4,438	100,388
Village Super Market, Inc., Class A	3,020	85,919
Weis Markets, Inc.	5,278	210,803
Winn-Dixie Stores, Inc. (a)	26,513	248,692
		4,497,858

Common Stocks	Shares	Value
Education Services — 0.5%
Ambassadors Group, Inc.	8,473	$38,213
American Public Education, Inc. (a)	8,462	366,235
Archipelago Learning, Inc. (a)(b)	6,056	58,562
Bridgepoint Education, Inc. (a)(b)	8,469	194,787
Cambium Learning Group, Inc. (a)	7,733	23,354
Capella Education Co. (a)	6,860	247,303
Corinthian Colleges, Inc. (a)	37,719	81,850
Franklin Covey Co. (a)	6,113	51,777
Grand Canyon Education, Inc. (a)	13,564	216,481
HealthStream, Inc. (a)	8,588	158,449
K12, Inc. (a)	12,316	220,949
Lincoln Educational Services Corp.	10,581	83,590
National American University Holdings, Inc.	4,580	34,716
Rosetta Stone, Inc. (a)(b)	5,080	38,760
School Specialty, Inc. (a)	8,243	20,608
Strayer Education, Inc.	5,808	564,480
Universal Technical Institute, Inc. (a)	10,127	129,423
		2,529,537
Electronic Components — 0.7%
3D Systems Corp. (a)	19,872	286,157
Acacia Research — Acacia Technologies (a)	20,254	739,473
Checkpoint Systems, Inc. (a)	19,037	208,265
DDi Corp.	7,096	66,206
InvenSense, Inc. (a)	4,973	49,531
Kemet Corp. (a)	20,986	147,951
LeCroy Corp. (a)	7,724	64,959
Methode Electronics, Inc.	17,593	145,846
Microvision, Inc. (a)	56,035	20,178
Multi-Fineline Electronix, Inc. (a)	4,198	86,269
NVE Corp. (a)	2,245	124,665
Park Electrochemical Corp.	9,856	252,511
Pulse Electronics Corp.	19,580	54,824
Rogers Corp. (a)	7,560	278,661
ScanSource, Inc. (a)	12,795	460,620
TTM Technologies, Inc. (a)(b)	24,623	269,868
Universal Display Corp. (a)(b)	18,220	668,492
Viasystems Group, Inc. (a)	1,439	24,348
		3,948,824
Electronic Entertainment — 0.2%
DTS, Inc. (a)	8,252	224,784
Glu Mobile, Inc. (a)(b)	22,231	69,805
Take-Two Interactive Software, Inc. (a)	34,807	471,635
THQ, Inc. (a)	33,039	25,110
		791,334
Electronics — 0.5%
Agilysys, Inc. (a)	8,745	69,523
American Science & Engineering, Inc.	4,292	292,328
Coherent, Inc. (a)	11,171	583,908
Daktronics, Inc.	16,567	158,546
II-VI, Inc. (a)(b)	24,531	450,389
iRobot Corp. (a)	11,264	336,230
Newport Corp. (a)	17,763	241,755
Richardson Electronics Ltd.	6,507	79,971
Rofin-Sinar Technologies, Inc. (a)	13,494	308,338
SRS Labs, Inc. (a)	5,970	34,328
		2,555,316

See Notes to Financial Statements.

24	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment — 0.1%
C&J Energy Services, Inc. (a)	5,637	$117,982
Capstone Turbine Corp. (a)(b)	116,980	135,697
FuelCell Energy, Inc. (a)	60,604	52,847
PowerSecure International, Inc. (a)	8,655	42,842
STR Holdings, Inc. (a)(b)	14,354	118,134
		467,502
Engineering & Contracting Services — 0.5%
Argan, Inc.	3,614	54,969
Dycom Industries, Inc. (a)	16,707	349,510
Exponent, Inc. (a)	6,266	288,048
Furmamite Corp. (a)(b)	17,702	111,700
Hill International, Inc. (a)	11,825	60,781
Layne Christensen Co. (a)	9,302	225,108
Mastec, Inc. (a)(b)	26,858	466,523
Michael Baker Corp. (a)	3,914	76,754
Mistras Group, Inc. (a)	6,974	177,767
MYR Group, Inc. (a)	9,556	182,902
Tetra Tech, Inc. (a)	29,561	638,222
UniTek Global Services, Inc. (a)	5,345	24,213
VSE Corp.	1,973	47,904
		2,704,401
Entertainment — 0.4%
Ascent Capital Group, Inc., Class A (a)(b)	6,776	343,679
Cinemark Holdings, Inc.	44,025	814,022
Lions Gate Entertainment Corp. (a)	21,300	177,216
Live Nation Entertainment, Inc. (a)	66,892	555,873
Rentrak Corp. (a)	4,526	64,631
World Wrestling Entertainment, Inc.	13,062	121,738
		2,077,159
Environmental, Maintenance, & Security Service — 0.7%
ABM Industries, Inc.	25,134	518,263
The Brink’s Co.	22,125	594,720
G&K Services, Inc., Class A	8,860	257,915
The Geo Group, Inc. (a)	30,686	513,991
Healthcare Services Group, Inc.	31,492	557,093
Mac-Gray Corp.	5,780	79,706
Rollins, Inc.	30,136	669,622
Standard Parking Corp. (a)(b)	7,452	133,167
Swisher Hygiene, Inc. (a)	40,256	150,557
Unifirst Corp.	6,701	380,215
		3,855,249
Fertilizers — 0.0%
Rentech, Inc. (a)	60,976	79,879
Financial Data & Systems — 1.0%
Advent Software, Inc. (a)	15,559	379,017
Cardtronics, Inc. (a)	20,390	551,754
Cass Information Systems, Inc.	4,395	159,934
Euronet Worldwide, Inc. (a)	24,259	448,306
Fair Isaac Corp.	16,911	606,090
Global Cash Access, Inc. (a)	14,592	64,935
Heartland Payment Systems, Inc.	18,248	444,521
Higher One Holdings, Inc. (a)(b)	14,494	267,269
Jack Henry & Associates, Inc.	40,893	1,374,414
S1 Corp. (a)	26,518	253,777
Wright Express Corp. (a)(b)	18,299	993,270
		5,543,287

Common Stocks	Shares	Value
Foods — 1.2%
B&G Foods, Inc., Class A	22,720	$546,870
The Chefs’ Warehouse, Inc. (a)	4,851	86,639
Chiquita Brands International, Inc. (a)	21,500	179,310
Diamond Foods, Inc. (b)	10,405	335,769
Dole Food Co., Inc. (a)(b)	16,959	146,695
Hain Celestial Group, Inc. (a)	16,964	621,900
J&J Snack Foods Corp.	6,785	361,505
Lancaster Colony Corp.	8,875	615,393
Lifeway Foods, Inc. (a)	2,168	20,900
Medifast, Inc. (a)(b)	6,526	89,537
Natures Sunshine Prods, Inc. (a)	5,336	82,815
Nutraceutical International Corp. (a)	4,321	48,914
Omega Protein Corp. (a)	9,091	64,819
Schiff Nutrition International, Inc. (a)	5,693	60,915
Seneca Foods Corp. (a)	4,368	112,782
Smart Balance, Inc. (a)(b)	28,204	151,173
Snyders-Lance, Inc.	22,408	504,180
Synutra International, Inc. (a)(b)	8,141	41,193
Tootsie Roll Industries, Inc.	11,318	267,897
TreeHouse Foods, Inc. (a)	16,803	1,098,580
United Natural Foods, Inc. (a)(b)	22,903	916,349
		6,354,135
Forest Products — 0.1%
Deltic Timber Corp.	5,102	308,110
Universal Forest Products, Inc.	9,235	285,084
		593,194
Forms & Bulk Printing Services — 0.3%
Consolidated Graphics, Inc. (a)	3,997	192,975
Deluxe Corp.	24,380	554,889
Ennis, Inc.	12,397	165,252
Innerworkings, Inc. (a)	12,211	113,685
Multi-Color Corp.	5,395	138,813
Quad/Graphics, Inc.	11,953	171,406
Schawk, Inc.	5,492	61,565
		1,398,585
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	5,933	29,902
Funeral Parlors & Cemeteries — 0.2%
Hillenbrand, Inc.	29,712	663,172
Matthews International Corp., Class A	13,983	439,485
Stewart Enterprises, Inc., Class A	37,517	216,098
		1,318,755
Gas Pipeline — 0.1%
Crosstex Energy, Inc.	19,431	245,608
SemGroup Corp. (a)(b)	19,777	515,388
		760,996
Glass — 0.0%
Apogee Enterprises, Inc.	13,399	164,272
Gold — 0.4%
Coeur d’Alene Mines Corp. (a)	42,408	1,023,729
Gold Resource Corp.	13,460	286,025
Golden Star Resources Ltd. (a)(b)	122,752	202,541
Jaguar Mining, Inc. (a)(b)	39,992	255,149
Midway Gold Corp. (a)	40,597	85,660
U.S. Gold Corp. (a)	49,992	167,973
Vista Gold Corp. (a)	33,160	101,801
		2,122,878

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	25

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Facilities — 0.6%
Amsurg Corp. (a)	14,801	$385,418
Assisted Living Concepts, Inc.	9,281	138,194
Capital Senior Living Corp. (a)	12,922	102,601
Emeritus Corp. (a)	14,469	253,352
The Ensign Group, Inc.	7,718	189,091
Five Star Quality Care, Inc. (a)	19,302	57,906
Hanger Orthopedic Group, Inc. (a)	15,856	296,349
HealthSouth Corp. (a)	45,064	796,281
Kindred Healthcare, Inc. (a)(b)	24,649	290,119
National Healthcare Corp.	4,865	203,843
Select Medical Holdings Corp. (a)(b)	21,240	180,115
Skilled Healthcare Group, Inc., Class A (a)	8,991	49,091
Sunrise Senior Living, Inc. (a)	27,289	176,833
US Physical Therapy, Inc.	5,563	109,480
Vanguard Health Systems, Inc. (a)	14,470	147,883
		3,376,556
Health Care Management Services — 1.1%
American Dental Partners, Inc. (a)	7,275	136,988
Bioscript, Inc. (a)	19,292	105,334
Centene Corp. (a)	23,701	938,323
Computer Programs & Systems, Inc.	5,248	268,225
HealthSpring, Inc. (a)	32,105	1,751,007
Magellan Health Services, Inc. (a)	13,463	666,015
Metropolitan Health Networks, Inc. (a)	20,140	150,446
Molina Healthcare, Inc. (a)(b)	13,303	297,056
National Research Corp.	821	31,863
Triple-S Management Corp. (a)	9,321	186,606
Universal American Corp.	15,309	194,577
WellCare Health Plans, Inc. (a)	20,166	1,058,715
		5,785,155
Health Care Services — 1.4%
Accretive Health, Inc. (a)(b)	18,956	435,609
Air Methods Corp. (a)	5,365	453,074
Alliance Healthcare Services, Inc. (a)	12,487	15,734
Almost Family, Inc. (a)	4,000	66,320
Amedisys, Inc. (a)	13,985	152,576
AMN Healthcare Services, Inc. (a)	18,439	81,685
athenahealth, Inc. (a)	16,510	810,971
CardioNet, Inc. (a)	12,314	29,184
Chemed Corp.	9,400	481,374
Chindex International, Inc. (a)	5,206	44,355
Corvel Corp. (a)(b)	3,006	155,440
Cross Country Healthcare, Inc. (a)	13,175	73,121
ePocrates, Inc. (a)	3,229	25,186
ExamWorks Group, Inc. (a)	12,860	121,913
Gentiva Health Services, Inc. (a)	14,662	98,969
Healthways, Inc. (a)	16,153	110,810
HMS Holdings Corp. (a)	40,142	1,283,741
IPC The Hospitalist Co., Inc. (a)(b)	7,750	354,330
LHC Group, Inc. (a)	7,498	96,199
Medidata Solutions, Inc. (a)	9,937	216,130
MedQuist Holdings, Inc. (a)	15,801	152,006
MWI Veterinary Supply, Inc. (a)	5,954	395,584
Omnicell, Inc. (a)(b)	15,704	259,430
PharMerica Corp. (a)	13,882	210,729
Quality Systems, Inc.	18,354	678,914
Sun Healthcare Group, Inc. (a)	11,809	45,819
Team Health Holdings, Inc. (a)	12,613	278,369
Transcend Services, Inc. (a)	4,103	97,364
		7,224,936

Common Stocks	Shares	Value
Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	22,561	$208,689
The Providence Service Corp. (a)	6,087	83,757
		292,446
Home Building — 0.3%
Beazer Homes USA, Inc. (a)(b)	35,484	88,000
Hovnanian Enterprises, Inc., Class A (a)(b)	29,261	42,429
KB Home	36,488	245,199
M/I Homes, Inc. (a)	8,906	85,498
MDC Holdings, Inc.	17,806	313,920
Meritage Homes Corp. (a)(b)	13,242	307,082
Ryland Group, Inc.	21,024	331,338
Standard-Pacific Corp. (a)	50,460	160,463
		1,573,929
Hotel/Motel — 0.2%
Gaylord Entertainment Co. (a)	16,877	407,411
Marcus Corp.	9,730	122,695
Morgans Hotel Group Co. (a)	10,390	61,301
Orient Express Hotels Ltd., Class A (a)	45,225	337,831
Red Lion Hotels Corp. (a)	6,853	47,491
		976,729
Household Appliances — 0.0%
National Presto Industries, Inc.	2,272	212,659
Household Equipment & Products — 0.2%
American Greetings Corp., Class A	19,151	239,579
Blyth, Inc.	2,468	140,182
Central Garden & Pet Co., Class A (a)	19,962	166,084
CSS Industries, Inc.	3,805	75,796
Helen of Troy Ltd. (a)(b)	14,639	449,417
Libbey, Inc. (a)	9,434	120,189
Summer Infant, Inc. (a)	6,386	44,958
		1,236,205
Household Furnishings — 0.3%
American Woodmark Corp.	4,442	60,678
Ethan Allen Interiors, Inc.	11,455	271,598
Furniture Brands International, Inc. (a)	17,997	22,136
Kirkland’s, Inc. (a)	7,813	103,913
La-Z-Boy, Inc. (a)	24,613	292,895
Lifetime Brands, Inc.	4,588	55,698
Sealy Corp. (a)	22,615	38,898
Select Comfort Corp. (a)	26,369	571,943
		1,417,759
Insurance: Life — 0.7%
American Equity Investment Life Holding Co.	28,222	293,509
Citizens, Inc. (a)	18,001	174,430
CNO Financial Group, Inc. (a)(b)	105,106	663,219
Delphi Financial Group, Inc., Class A	22,895	1,014,248
FBL Financial Group, Inc., Class A	6,097	207,420
Independence Holding Co.	3,234	26,292
Kansas City Life Insurance Co.	1,939	63,638
National Western Life Insurance Co., Class A	1,025	139,564
The Phoenix Cos., Inc. (a)	55,522	93,277
Presidential Life Corp.	10,338	103,276
Primerica, Inc.	16,070	373,467
Symetra Financial Corp.	32,141	291,519
		3,443,859

See Notes to Financial Statements.

26	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance: Multi-Line — 0.5%
Alterra Capital Holdings Ltd.	43,121	$1,018,949
Crawford & Co., Class B	12,825	79,002
eHealth, Inc. (a)	9,732	143,061
Flagstone Reinsurance Holdings SA	25,091	208,004
Fortegra Financial Corp. (a)	2,884	19,265
Horace Mann Educators Corp.	19,062	261,340
Maiden Holdings Ltd.	24,243	212,369
Pico Holdings, Inc. (a)	10,804	222,346
Platinum Underwriters Holdings Ltd.	17,744	605,248
		2,769,584
Insurance: Property-Casualty — 1.6%
American Safety Insurance Holdings Ltd. (a)	4,999	108,728
Amerisafe, Inc. (a)	8,816	204,972
AmTrust Financial Services, Inc.	11,563	274,621
Argo Group International Holdings Ltd.	13,125	380,100
Baldwin & Lyons, Inc., Class B	4,154	90,557
Donegal Group, Inc., Class A	3,731	52,831
EMC Insurance Group, Inc.	2,404	49,450
Employers Holdings, Inc.	10,430	188,679
Enstar Group Ltd. (a)(b)	3,270	321,114
First American Financial Corp.	50,011	633,639
Global Indemnity Plc (a)	6,538	129,649
Greenlight Capital Re Ltd. (a)	13,364	316,326
Hallmark Financial Services, Inc. (a)	5,643	39,445
Harleysville Group, Inc.	5,832	329,916
Hilltop Holdings, Inc. (a)	19,048	160,956
Infinity Property & Casualty Corp.	5,929	336,411
Meadowbrook Insurance Group, Inc.	25,541	272,778
Montpelier Re Holdings Ltd. (b)	29,708	527,317
National Interstate Corp.	3,410	84,125
Navigators Group, Inc. (a)	5,566	265,387
OneBeacon Insurance Group Ltd.	10,682	164,396
ProAssurance Corp.	14,523	1,159,226
Radian Group, Inc.	63,300	148,122
RLI Corp.	8,749	637,452
Safety Insurance Group, Inc.	6,101	246,969
SeaBright Holdings, Inc.	9,719	74,350
Selective Insurance Group, Inc.	25,804	457,505
State Auto Financial Corp.	7,153	97,209
Stewart Information Services Corp.	8,673	100,173
Tower Group, Inc.	17,623	355,456
United Fire & Casualty Co.	10,340	208,661
Universal Insurance Holdings, Inc.	9,601	34,372
		8,450,892
International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	5,710	27,694
Leisure Time — 1.0%
Black Diamond, Inc. (a)	6,315	47,173
Callaway Golf Co.	30,501	168,671
Churchill Downs, Inc.	5,942	309,756
International Speedway Corp., Class A	13,960	353,886
Interval Leisure Group, Inc. (a)	19,070	259,543
Johnson Outdoors, Inc. (a)	2,238	34,353
Life Time Fitness, Inc. (a)	20,029	936,356
Orbitz Worldwide, Inc. (a)	9,706	36,495
Pool Corp.	22,827	687,093
Six Flags Entertainment Corp.	19,748	814,408
Smith & Wesson Holding Corp. (a)	28,537	124,421
Speedway Motorsports, Inc.	5,600	85,848

Common Stocks	Shares	Value
Leisure Time (concluded)
Steinway Musical Instruments, Inc. (a)	3,113	$77,950
Sturm Ruger & Co., Inc.	8,939	299,099
Town Sports International Holdings, Inc. (a)	9,527	70,023
Vail Resorts, Inc.	17,051	722,280
West Marine, Inc. (a)	6,834	79,479
		5,106,834
Luxury Items — 0.0%
Movado Group, Inc.	8,215	149,267
Machinery: Agricultural — 0.2%
Alamo Group, Inc.	3,161	85,126
Lindsay Manufacturing Co.	5,949	326,541
Titan International, Inc.	19,942	388,071
Titan Machinery, Inc. (a)	7,295	158,520
		958,258
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc. (a)(b)	9,444	304,191
Douglas Dynamics, Inc.	8,847	129,343
NACCO Industries, Inc., Class A	2,762	246,426
		679,960
Machinery: Engines — 0.1%
Briggs & Stratton Corp.	23,907	370,319
Machinery: Industrial — 1.3%
Actuant Corp., Class A	32,487	737,130
Altra Holdings, Inc. (a)	12,752	240,120
Applied Industrial Technologies, Inc.	20,078	706,143
Chart Industries, Inc. (a)	13,922	752,763
Colfax Corp. (a)(b)	11,643	331,593
Columbus McKinnon Corp. (a)	9,137	115,949
DXP Enterprises, Inc. (a)	4,107	132,245
EnPro Industries, Inc. (a)	9,771	322,248
Flow International Corp. (a)	22,530	78,855
Graham Corp.	4,683	105,086
John Bean Technologies Corp.	13,578	208,694
Kadant, Inc. (a)	5,840	132,042
Middleby Corp. (a)	8,873	834,417
MTS Systems Corp.	7,391	301,183
Omega Flex, Inc. (a)	1,035	14,625
Sauer-Danfoss, Inc. (a)	5,491	198,829
Tecumseh Products Co., Class A (a)	9,230	43,381
Tennant Co.	9,074	352,706
Twin Disc, Inc.	4,023	146,115
Woodward, Inc.	29,162	1,193,601
		6,947,725
Machinery: Specialty — 0.1%
Albany International Corp., Class A	13,090	302,641
Cascade Corp.	4,350	205,189
Hurco Cos., Inc. (a)	3,007	63,147
Xerium Technologies, Inc. (a)	4,914	32,138
		603,115
Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	3,234	129,554
Skyline Corp.	3,592	15,625
		145,179

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	27

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies — 2.3%
Abiomed, Inc. (a)	15,032	$277,641
Align Technology, Inc. (a)	29,091	690,184
Alphatec Holdings, Inc. (a)	26,027	44,766
AngioDynamics, Inc. (a)	11,832	175,232
Antares Pharma, Inc. (a)	41,066	90,345
AtriCure, Inc. (a)	6,689	74,248
Atrion Corp.	745	178,971
Biolase Technology, Inc. (a)(b)	15,131	38,887
Cantel Medical Corp.	6,260	174,842
Cardiovascular Systems, Inc. (a)	7,037	69,314
Cerus Corp. (a)	22,757	63,720
Conceptus, Inc. (a)(b)	14,783	186,857
CONMED Corp. (a)	13,407	344,158
CryoLife, Inc. (a)	13,061	62,693
Delcath Systems, Inc. (a)	22,814	69,583
Endologix, Inc. (a)(b)	23,197	266,302
Exactech, Inc. (a)	3,914	64,464
Hansen Medical, Inc. (a)	22,917	59,126
Heartware International, Inc. (a)(b)	5,667	391,023
ICU Medical, Inc. (a)(b)	5,745	258,525
Insulet Corp. (a)	21,774	410,004
Integra LifeSciences Holdings Corp. (a)	9,273	285,887
Invacare Corp.	13,565	207,409
Landauer, Inc.	4,458	229,587
MAKO Surgical Corp. (a)(b)	15,142	381,730
Medical Action Industries, Inc. (a)	7,424	38,827
Medtox Scientific, Inc. (a)	3,636	51,086
Meridian Bioscience, Inc.	19,492	367,229
Merit Medical Systems, Inc. (a)	19,871	265,874
Navidea Biopharmaceuticals, Inc. (a)(b)	44,826	117,444
Neogen Corp. (a)(b)	11,018	337,591
NuVasive, Inc. (a)	20,025	252,115
OraSure Technologies, Inc. (a)	22,164	201,914
Orthofix International NV (a)(b)	8,540	300,864
Owens & Minor, Inc.	30,182	838,758
PSS World Medical, Inc. (a)	26,276	635,616
Quidel Corp. (a)	13,503	204,300
Rockwell Medical Technologies, Inc. (a)	7,600	64,372
Staar Surgical Co. (a)	16,890	177,176
Steris Corp.	28,068	836,988
SurModics, Inc. (a)	7,255	106,358
Symmetry Medical, Inc. (a)(b)	17,287	138,123
Synovis Life Technologies, Inc. (a)	5,430	151,117
Tornier NV (a)	5,003	90,054
Unilife Corp. (a)(b)	31,256	97,519
Uroplasty, Inc. (a)	9,381	39,869
Vascular Solutions, Inc. (a)	8,035	89,430
Volcano Corp. (a)(b)	24,687	587,304
West Pharmaceutical Services, Inc.	15,857	601,773
Wright Medical Group, Inc. (a)	18,472	304,788
Young Innovations, Inc.	2,668	79,053
		12,071,040
Medical Equipment — 1.2%
Abaxis, Inc. (a)	10,684	295,626
Accuray, Inc. (a)(b)	32,499	137,471
Affymetrix, Inc. (a)	33,479	136,929
Analogic Corp.	5,942	340,595
ArthroCare Corp. (a)	12,943	410,034
Bacterin International Holdings, Inc. (a)	11,255	32,189
Cyberonics, Inc. (a)(b)	13,413	449,336

Common Stocks	Shares	Value
Medical Equipment (concluded)
Cynosure, Inc., Class A (a)	4,437	$52,179
DexCom, Inc. (a)(b)	31,840	296,430
Fluidigm Corp. (a)	3,010	39,612
Greatbatch, Inc. (a)(b)	11,021	243,564
Haemonetics Corp. (a)	12,151	743,884
IRIS International, Inc. (a)	8,469	79,185
Luminex Corp. (a)(b)	17,913	380,293
Masimo Corp. (a)	24,916	465,556
Merge Healthcare, Inc. (a)(b)	26,322	127,662
Natus Medical, Inc. (a)(b)	13,783	129,974
NxStage Medical, Inc. (a)(b)	21,142	375,905
Palomar Medical Technologies, Inc. (a)	8,833	82,147
Solta Medical, Inc. (a)	28,997	91,051
SonoSite, Inc. (a)	6,525	351,437
Spectranetic Corp. (a)	15,846	114,408
Stereotaxis, Inc. (a)(b)	22,866	18,832
Synergetics USA, Inc. (a)	10,435	77,010
Zeltiq Aesthetics, Inc. (a)(b)	3,371	38,295
Zoll Medical Corp. (a)	10,385	656,124
		6,165,728
Medical Services — 0.2%
Bio-Reference Labs, Inc. (a)	11,626	189,155
eResearch Technology, Inc. (a)	23,294	109,249
Neostem, Inc. (a)	10,587	5,367
Parexel International Corp. (a)	27,893	578,501
RadNet, Inc. (a)	15,292	32,572
		914,844
Metal Fabricating — 0.6%
Ampco-Pittsburgh Corp.	4,056	78,443
Compx International, Inc.	465	6,849
Dynamic Materials Corp.	6,343	125,465
Haynes International, Inc.	5,787	315,970
Kaydon Corp.	15,457	471,438
L.B. Foster Co., Class A	4,278	121,025
Lawson Products, Inc.	1,669	25,753
Metals USA Holdings Corp. (a)	5,466	61,492
Mueller Industries, Inc.	17,918	688,410
Mueller Water Products, Inc., Series A	73,779	180,021
NN, Inc. (a)	7,696	46,176
Northwest Pipe Co. (a)	4,314	98,618
RBC Bearings, Inc. (a)(b)	10,388	433,180
RTI International Metals, Inc. (a)	14,290	331,671
Worthington Industries, Inc.	27,245	446,273
		3,430,784
Metals & Minerals: Diversified — 0.6%
AMCOL International Corp.	11,555	310,252
General Moly, Inc. (a)(b)	31,951	98,729
Globe Specialty Metals, Inc.	29,875	400,026
Hecla Mining Co.	132,357	692,227
Materion Corp. (a)(b)	9,674	234,885
Minerals Technologies, Inc.	8,637	488,250
Oil-Dri Corp. of America	2,369	47,948
Paramount Gold and Silver Corp. (a)(b)	55,682	119,159
SunCoke Energy, Inc. (a)	6,236	69,843
Thompson Creek Metals Co., Inc. (a)	72,435	504,148
United States Lime & Minerals, Inc. (a)	1,227	73,755
Ur-Energy, Inc. (a)	52,825	45,377
Uranerz Energy Corp. (a)(b)	30,397	55,322

See Notes to Financial Statements.

28	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Minerals: Diversified (concluded)
Uranium Resources, Inc. (a)(b)	47,358	$34,382
US Energy Corp. — Wyoming (a)	12,129	35,295
		3,209,598
Miscellaneous Consumer Staples — 0.0%
Spectrum Brands Holdings, Inc. (a)	7,890	216,186
Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	26,177	252,608
AT Cross Co. (a)	4,711	53,140
Electronics for Imaging, Inc. (a)	22,108	315,039
Herman Miller, Inc.	27,163	501,157
HNI Corp.	21,239	554,338
Kimball International, Inc., Class B	14,562	73,829
Knoll, Inc.	22,706	337,184
Steelcase, Inc., Class A	37,773	281,787
United Stationers, Inc.	20,191	657,419
		3,026,501
Offshore Drilling & Other Services — 0.1%
Hercules Offshore, Inc. (a)	54,560	242,246
Vantage Drilling Co. (a)	81,823	94,915
		337,161
Oil Well Equipment & Services — 1.9%
Basic Energy Services, Inc. (a)(b)	11,412	224,816
Cal Dive International, Inc. (a)	45,279	101,878
Complete Production Services, Inc. (a)	37,404	1,255,278
Dawson Geophysical Co. (a)(b)	3,753	148,356
Dril-Quip, Inc. (a)	16,281	1,071,615
Exterran Holdings, Inc. (a)	30,232	275,111
Flotek Industries, Inc. (a)	23,662	235,674
Geokinetics, Inc. (a)	4,972	10,690
Global Geophysical Services, Inc. (a)	8,570	57,590
Golar LNG Ltd.	18,899	840,061
Gulf Island Fabrication, Inc.	6,818	199,154
Helix Energy Solutions Group, Inc. (a)	50,225	793,555
Hornbeck Offshore Services, Inc. (a)	14,614	453,326
ION Geophysical Corp. (a)	62,335	382,114
Key Energy Services, Inc. (a)(b)	59,128	914,710
Lufkin Industries, Inc.	14,433	971,485
Matrix Service Co. (a)	12,587	118,821
Mitcham Industries, Inc. (a)	5,707	124,641
Natural Gas Services Group, Inc. (a)	5,790	83,723
Newpark Resources, Inc. (a)(b)	42,869	407,256
OYO Geospace Corp. (a)(b)	2,059	159,222
Parker Drilling Co. (a)	55,343	396,809
Pioneer Drilling Co. (a)	29,247	283,111
RigNet, Inc. (a)	2,632	44,060
Tesco Corp. (a)	14,361	181,523
Tetra Technologies, Inc. (a)	36,470	340,630
Union Drilling, Inc. (a)	6,948	43,356
Willbros Group, Inc. (a)	19,055	69,932
		10,188,497
Oil: Crude Producers — 3.1%
Abraxas Petroleum Corp. (a)	39,095	129,014
Apco Oil and Gas International, Inc.	4,327	353,602
Approach Resources, Inc. (a)	12,348	363,155
ATP Oil & Gas Corp. (a)(b)	21,096	155,267
Berry Petroleum Co., Class A	24,425	1,026,339
Bill Barrett Corp. (a)	22,347	761,362

Common Stocks	Shares	Value
Oil: Crude Producers (concluded)
BPZ Resources, Inc. (a)(b)	48,421	$137,516
Callon Petroleum Co. (a)	18,282	90,862
CAMAC Energy, Inc. (a)	30,744	31,051
Carrizo Oil & Gas, Inc. (a)	18,443	485,973
Cheniere Energy, Inc. (a)	39,224	340,857
Clayton Williams Energy, Inc. (a)	2,801	212,540
Comstock Resources, Inc. (a)	22,561	345,183
Contango Oil & Gas Co. (a)	5,769	335,640
Crimson Exploration, Inc. (a)	10,671	30,519
Endeavour International Corp. (a)(b)	17,609	153,022
Energy Partners Ltd. (a)	13,752	200,779
Energy XXI Bermuda Ltd. (a)	35,686	1,137,670
Evolution Petroleum Corp. (a)	7,349	59,159
FX Energy, Inc. (a)	24,891	119,477
Gastar Exploration Ltd. (a)	27,138	86,299
GeoResources, Inc. (a)	9,515	278,885
GMX Resources, Inc. (a)(b)	29,313	36,641
Goodrich Petroleum Corp. (a)	12,264	168,385
Gulfport Energy Corp. (a)(b)	21,612	636,473
Harvest Natural Resources, Inc. (a)(b)	16,095	118,781
Houston American Energy Corp. (a)	7,876	96,008
Hyperdynamics Corp. (a)(b)	73,797	180,803
Isramco, Inc. (a)(b)	519	46,482
Kodiak Oil & Gas Corp. (a)	122,099	1,159,940
Magnum Hunter Resources Corp. (a)(b)	52,832	284,764
McMoRan Exploration Co. (a)	46,551	677,317
Northern Oil And Gas, Inc. (a)	29,918	717,434
Oasis Petroleum, Inc. (a)	28,205	820,483
Panhandle Oil & Gas, Inc.	3,334	109,389
Penn Virginia Corp.	21,677	114,671
Petroleum Development Corp. (a)(b)	11,148	391,406
Petroquest Energy, Inc. (a)	26,582	175,441
Resolute Energy Corp. (a)	21,799	235,429
Rex Energy Corp. (a)	16,543	244,175
Rosetta Resources, Inc. (a)	25,101	1,091,893
Stone Energy Corp. (a)	23,223	612,623
Swift Energy Co. (a)	20,100	597,372
Triangle Petroleum Corp. (a)	20,435	121,997
Vaalco Energy, Inc. (a)	24,357	147,116
Venoco, Inc. (a)	14,035	95,017
Voyager Oil & Gas, Inc. (a)	22,061	56,697
W&T Offshore, Inc.	16,551	351,047
Warren Resources, Inc. (a)	34,143	111,306
Zion Oil & Gas, Inc. (a)	14,905	32,940
		16,266,201
Oil: Integrated — 0.1%
Targa Resources, Inc.	7,763	315,876
Oil: Refining & Marketing — 0.6%
Alon USA Energy, Inc.	5,327	46,398
Clean Energy Fuels Corp. (a)(b)	23,709	295,414
CVR Energy, Inc. (a)	41,695	780,947
Delek US Holdings, Inc.	6,993	79,790
Miller Energy Resources, Inc. (a)(b)	14,093	39,320
Western Refining, Inc.	25,158	334,350
World Fuel Services Corp.	33,656	1,412,879
		2,989,098

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	29

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Paints & Coatings — 0.1%
Chase Corp.	2,961	$41,158
Ferro Corp. (a)	41,124	201,096
H.B. Fuller Co.	23,426	541,375
		783,629
Paper — 0.5%
Boise, Inc.	43,378	308,851
Buckeye Technologies, Inc.	18,895	631,849
Clearwater Paper Corp. (a)	10,888	387,722
Kapstone Paper and Packaging Corp. (a)	18,475	290,797
Neenah Paper, Inc. (a)	7,042	157,177
P.H. Glatfelter Co.	20,610	291,013
Schweitzer-Mauduit International, Inc.	7,619	506,359
Verso Paper Corp. (a)	7,798	7,486
Wausau Paper Corp.	23,292	192,392
		2,773,646
Personal Care — 0.1%
Female Health Co.	9,039	40,766
USANA Health Sciences, Inc. (a)	3,094	93,965
WD-40 Co.	7,584	306,469
		441,200
Pharmaceuticals — 2.1%
Achillion Pharmaceuticals, Inc. (a)	22,518	171,587
Acura Pharmaceuticals, Inc. (a)(b)	5,146	17,960
Akorn, Inc. (a)	26,658	296,437
Ampio Pharmaceuticals, Inc. (a)	9,874	42,162
Anacor Pharmaceuticals, Inc. (a)	4,928	30,554
Ardea Biosciences, Inc. (a)(b)	7,990	134,312
Auxilium Pharmaceuticals, Inc. (a)	22,704	452,491
Avanir Pharmaceuticals, Inc. (a)	58,920	120,786
BioCryst Pharmaceuticals, Inc. (a)	13,221	32,656
Biospecifics Technologies (a)	2,290	38,060
Cadence Pharmaceuticals, Inc. (a)	23,966	94,666
Cambrex Corp. (a)	13,881	99,666
Cleveland BioLabs, Inc. (a)	14,174	40,538
Columbia Laboratories, Inc. (a)(b)	18,549	46,373
Corcept Therapeutics, Inc. (a)	19,494	66,669
Depomed, Inc. (a)	25,551	132,354
Durect Corp. (a)	38,471	45,396
Dusa Pharmaceuticals, Inc. (a)	11,325	49,603
Endocyte, Inc. (a)	8,597	32,325
Hi-Tech Pharmacal Co., Inc. (a)	4,926	191,572
Impax Laboratories, Inc. (a)(b)	30,988	625,028
Infinity Pharmaceuticals, Inc. (a)	9,072	80,196
Ironwood Pharmaceuticals, Inc. (a)	23,990	287,160
Isis Pharmaceuticals, Inc. (a)	47,196	340,283
ISTA Pharmaceuticals, Inc. (a)	15,264	107,611
Jazz Pharmaceuticals, Inc. (a)	10,474	404,611
K-V Pharmaceutical Co., Class A (a)	23,470	32,858
Lannett Co., Inc. (a)	8,104	35,820
MAP Pharmaceuticals, Inc. (a)	10,405	137,034
The Medicines Co. (a)	25,557	476,382
Medicis Pharmaceutical Corp., Class A	29,273	973,327
Obagi Medical Products, Inc. (a)	8,902	90,444
Optimer Pharmaceuticals, Inc. (a)(b)	21,947	268,631
Pacira Pharmaceuticals, Inc. (a)	3,318	28,701
Pain Therapeutics, Inc. (a)	18,264	69,403
Par Pharmaceutical Cos., Inc. (a)	17,182	562,367
Pernix Therapeutics Holdings, Inc. (a)	1,687	15,622

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Pharmacyclics, Inc. (a)	21,753	$322,379
Pozen, Inc. (a)	12,270	48,467
Prestige Brands Holdings, Inc. (a)	23,899	269,342
Questcor Pharmaceuticals, Inc. (a)	25,174	1,046,735
Sagent Pharmaceuticals, Inc. (a)	3,074	64,554
Salix Pharmaceuticals Ltd. (a)	27,677	1,324,344
Santarus, Inc. (a)	25,288	83,703
Sciclone Pharmaceuticals, Inc. (a)(b)	16,383	70,283
SIGA Technologies, Inc. (a)(b)	15,618	39,357
Spectrum Pharmaceuticals, Inc. (a)(b)	27,212	398,112
Vical, Inc. (a)	34,062	150,213
Vivus, Inc. (a)	42,154	411,001
Xenoport, Inc. (a)	16,389	62,442
Zogenix, Inc. (a)	9,795	21,941
		10,984,518
Photography — 0.0%
Eastman Kodak Co. (a)(b)	137,534	89,328
Plastics — 0.1%
A. Schulman, Inc.	14,633	309,927
Spartech Corp. (a)	14,719	69,621
		379,548
Power Transmission Equipment — 0.2%
Active Power, Inc. (a)	40,379	26,650
Advanced Energy Industries, Inc. (a)	20,680	221,896
Generac Holdings, Inc. (a)	11,802	330,810
Global Power Equipment Group, Inc. (a)	7,461	177,199
Maxwell Technologies, Inc. (a)	13,224	214,758
Powell Industries, Inc. (a)	4,174	130,563
Power-One, Inc. (a)	32,347	126,477
Vicor Corp.	9,374	74,617
		1,302,970
Precious Metals & Minerals — 0.2%
Golden Minerals Co. (a)	13,345	77,535
Horsehead Holding Corp. (a)	20,743	186,894
Stillwater Mining Co. (a)	54,646	571,597
		836,026
Printing & Copying Services — 0.0%
Casella Waste Systems, Inc. (a)	11,898	76,147
Cenveo, Inc. (a)	25,778	87,645
		163,792
Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	23,010	334,105
Park-Ohio Holdings Corp. (a)(b)	3,889	69,380
		403,485
Production Technology Equipment — 1.3%
ATMI, Inc. (a)(b)(c)	15,023	300,911
Axcelis Technologies, Inc. (a)	50,821	67,592
Brooks Automation, Inc.	31,418	322,663
Cognex Corp.	19,650	703,274
Cohu, Inc.	11,475	130,241
Cymer, Inc. (a)	14,461	719,579
Electro Scientific Industries, Inc.	10,686	154,733
Entegris, Inc. (a)	63,753	556,245
FEI Co. (a)	18,330	747,497
FSI International, Inc. (a)	18,509	67,743
GSI Group, Inc. (a)	12,244	125,256
Intevac, Inc. (a)(b)	10,909	80,727
Kulicke & Soffa Industries, Inc. (a)	34,180	316,165

See Notes to Financial Statements.

30	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Production Technology Equipment (concluded)
LTX-Credence Corp. (a)	23,507	$125,763
MKS Instruments, Inc.	24,760	688,823
Nanometrics, Inc. (a)	9,536	175,653
Photronics, Inc. (a)	27,962	170,009
Rudolph Technologies, Inc. (a)(b)	14,997	138,872
Tessera Technologies, Inc. (a)	24,262	406,389
Ultra Clean Holdings, Inc. (a)	10,712	65,450
Ultratech, Inc. (a)	11,911	292,653
Veeco Instruments, Inc. (a)	19,309	401,627
		6,757,865
Publishing — 0.4%
AH Belo Corp.	8,552	40,622
Courier Corp.	4,851	56,902
The Dolan Co. (a)	14,336	122,143
Journal Communications, Inc., Class A (a)	20,633	90,785
Martha Stewart Living Omnimedia, Inc., Class A	12,937	56,923
McClatchy Co., Class A (a)(b)	27,142	64,869
Meredith Corp.	17,216	562,102
The New York Times Co., Class A (a)	64,963	502,164
Scholastic Corp.	12,577	376,933
Value Line, Inc.	699	7,186
		1,880,629
Radio & TV Broadcasters — 0.2%
Central European Media Enterprises, Ltd. (a)	17,350	113,122
Crown Media Holdings, Inc., Class A (a)(b)	18,488	22,370
Cumulus Media, Inc., Class A (a)	17,291	57,752
Dial Global, Inc. (a)(b)	2,711	8,648
Entercom Communications Corp. (a)	11,465	70,510
Entravision Communications Corp., Class A	25,376	39,587
Fisher Communications, Inc. (a)	4,138	119,299
Gray Television, Inc. (a)	24,582	39,823
Lin TV Corp., Class A (a)	13,877	58,700
Nexstar Broadcasting Group, Inc., Class A (a)	4,924	38,604
Outdoor Channel Holdings, Inc.	6,875	51,287
Saga Communications, Inc. (a)	1,766	66,013
Sinclair Broadcast Group, Inc., Class A	23,901	270,798
		956,513
Railroad Equipment — 0.1%
American Railcar Industries, Inc. (a)	4,644	111,131
Freightcar America, Inc. (a)	5,687	119,142
Greenbrier Cos., Inc. (a)(b)	9,371	227,528
		457,801
Railroads — 0.2%
Genesee & Wyoming, Inc., Class A (a)	18,773	1,137,268
Railamerica, Inc. (a)	10,096	150,330
		1,287,598
Real Estate — 0.2%
Avatar Holdings, Inc. (a)	4,497	32,288
Consolidated-Tomoka Land Co.	1,911	51,731
Forestar Group, Inc. (a)	16,822	254,517
Griffin Land & Nurseries, Inc.	1,164	30,799
HFF, Inc., Class A (a)	13,975	144,362
Kennedy-Wilson Holdings, Inc.	12,531	132,578
Tejon Ranch Co. (a)	6,748	165,191
		811,466

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 8.8%
Acadia Realty Trust	20,137	$405,559
AG Mortgage Investment Trust, Inc.	3,062	61,638
Agree Realty Corp.	4,742	115,610
Alexander’s, Inc.	971	359,299
American Assets Trust, Inc.	15,204	311,834
American Campus Communities, Inc. (b)	32,143	1,348,720
American Capital Mortgage Investment Corp.	3,909	73,567
Anworth Mortgage Asset Corp.	64,052	402,247
Apollo Commercial Real Estate Finance, Inc.	9,499	124,722
ARMOUR Residential REIT, Inc.	43,834	309,030
Ashford Hospitality Trust, Inc.	24,768	198,144
Associated Estates Realty Corp. (b)	19,664	313,641
BioMed Realty Trust, Inc.	72,964	1,319,189
Campus Crest Communities, Inc.	14,513	146,001
CapLease, Inc.	32,521	131,385
Capstead Mortgage Corp.	40,185	499,901
CBL & Associates Properties, Inc.	70,399	1,105,264
Cedar Realty Trust, Inc. (b)	26,860	115,767
Chatham Lodging Trust	6,479	69,844
Chesapeake Lodging Trust	15,357	237,419
Cogdell Spencer, Inc.	21,267	90,385
Colonial Properties Trust	39,605	826,160
Colony Financial, Inc.	15,599	245,060
Coresite Realty Corp.	9,402	167,544
Cousins Properties, Inc.	43,528	279,014
CreXus Investment Corp.	27,378	284,184
CubeSmart	58,198	619,227
CYS Investments, Inc.	39,038	512,959
DCT Industrial Trust, Inc. (b)	116,750	597,760
DiamondRock Hospitality Co. (b)	79,639	767,720
Dupont Fabros Technology, Inc. (b)	27,889	675,472
Dynex Capital Corp. (b)	19,046	173,890
Eastgroup Properties, Inc. (b)	12,823	557,544
Education Realty Trust, Inc.	43,647	446,509
Entertainment Properties Trust	22,142	967,827
Equity Lifestyle Properties, Inc.	14,552	970,473
Equity One, Inc.	25,574	434,247
Excel Trust, Inc.	14,478	173,736
Extra Space Storage, Inc.	44,523	1,078,792
FelCor Lodging Trust, Inc. (a)(b)	59,255	180,728
First Industrial Realty Trust, Inc. (a)	41,078	420,228
First Potomac Realty Trust	23,835	311,047
Franklin Street Properties Corp.	33,899	337,295
Getty Realty Corp.	12,483	174,138
Gladstone Commercial Corp.	5,278	92,629
Glimcher Realty Trust (b)	50,927	468,528
Government Properties Income Trust	16,874	380,509
Hatteras Financial Corp.	35,450	934,817
Healthcare Realty Trust, Inc. (b)	36,970	687,272
Hersha Hospitality Trust (b)	67,135	327,619
Highwoods Properties, Inc.	34,223	1,015,396
Home Properties, Inc.	22,735	1,308,854
Hudson Pacific Properties, Inc.	10,451	147,986
Inland Real Estate Corp.	36,938	281,098
InvesCo. Mortgage Capital, Inc.	54,883	771,106
Investors Real Estate Trust	38,380	279,982
iStar Financial, Inc. (a)	38,768	205,083
Kilroy Realty Corp.	27,727	1,055,567
Kite Realty Group Trust	26,774	120,751
LaSalle Hotel Properties	40,388	977,793
Lexington Corporate Properties Trust	57,057	427,357
LTC Properties, Inc. (b)	14,459	446,205

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	31

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Medical Properties Trust, Inc.	53,322	$526,288
MFA Financial, Inc.	169,299	1,137,689
Mid-America Apartment Communities, Inc.	17,371	1,086,556
Mission West Properties, Inc.	8,317	75,019
Monmouth Real Estate Investment Corp., Class A	18,412	168,470
MPG Office Trust, Inc. (a)	23,522	46,809
National Health Investors, Inc.	11,611	510,652
National Retail Properties, Inc.	49,500	1,305,810
Newcastle Investment Corp.	50,057	232,765
NorthStar Realty Finance Corp.	45,477	216,925
Omega Healthcare Investors, Inc. (b)	48,346	935,495
One Liberty Properties, Inc.	5,342	88,143
Parkway Properties, Inc.	10,326	101,814
Pebblebrook Hotel Trust	24,167	463,523
Pennsylvania Real Estate Investment Trust (b)	26,471	276,357
PennyMac Mortgage Investment Trust (d)	13,158	218,686
Post Properties, Inc.	23,611	1,032,273
Potlatch Corp. (b)	19,111	594,543
PS Business Parks, Inc.	8,838	489,890
RAIT Financial Trust	18,666	88,664
Ramco-Gershenson Properties Trust	18,454	181,403
Redwood Trust, Inc.	37,226	378,961
Resource Capital Corp.	36,793	206,409
Retail Opportunity Investments Corp.	23,410	277,174
RLJ Lodging Trust	13,104	220,540
Sabra Healthcare REIT, Inc.	17,561	212,312
Saul Centers, Inc.	3,471	122,943
Sovran Self Storage, Inc.	13,157	561,409
STAG Industrial, Inc.	7,275	83,444
Starwood Property Trust, Inc.	44,307	820,123
Strategic Hotel Capital, Inc. (a)	82,968	445,538
Summit Hotel Properties, Inc.	13,024	122,947
Sun Communities, Inc.	10,064	367,638
Sunstone Hotel Investors, Inc. (a)	56,088	457,117
Tanger Factory Outlet Centers, Inc.	40,689	1,193,001
Terreno Realty Corp.	4,348	65,829
Two Harbors Investment Corp.	66,738	616,659
UMH Properties, Inc.	5,972	55,599
Universal Health Realty Income Trust	3,196	124,644
Urstadt Biddle Properties, Inc., Class A	11,063	200,019
Walter Investment Management Corp.	12,226	250,755
Washington Real Estate Investment Trust	31,302	856,110
Whitestone REIT	3,393	40,377
Winthrop Realty Trust	13,820	140,549
		46,467,143
Recreational Vehicles & Boats — 0.2%
Arctic Cat, Inc. (a)	5,767	130,046
Brunswick Corp.	42,191	761,970
Drew Industries, Inc. (a)	9,061	222,266
Marine Products Corp. (a)	5,167	25,628
Winnebago Industries, Inc. (a)	13,802	101,859
		1,241,769
Rental & Leasing Services: Consumer — 0.6%
Amerco, Inc. (a)	4,103	362,705
Avis Budget Group, Inc. (a)	49,773	533,567
Dollar Thrifty Automotive Group, Inc. (a)(b)	13,704	962,843
Rent-A-Center, Inc.	27,827	1,029,599
Zipcar, Inc. (a)(b)	4,728	63,450
		2,952,164

Common Stocks	Shares	Value
Restaurants — 1.5%
AFC Enterprises, Inc. (a)	11,748	$172,696
Benihana, Inc.	6,608	67,600
Biglari Holdings, Inc. (a)	574	211,370
BJ’s Restaurants, Inc. (a)	11,392	516,285
Bob Evans Farms, Inc.	14,370	481,970
Bravo Brio Restaurant Group, Inc. (a)	9,141	156,768
Buffalo Wild Wings, Inc. (a)(b)	8,672	585,447
Caribou Coffee Co., Inc. (a)	5,988	83,533
Carrols Restaurant Group, Inc. (a)	6,117	70,774
CEC Entertainment, Inc.	9,405	324,002
The Cheesecake Factory, Inc. (a)	27,375	803,456
Cracker Barrel Old Country Store, Inc.	10,866	547,755
Denny’s Corp. (a)	46,958	176,562
DineEquity, Inc. (a)(b)	7,325	309,188
Domino’s Pizza, Inc. (a)	27,560	935,662
Einstein Noah Restaurant Group, Inc.	2,927	46,305
Ellie Mae, Inc. (a)	4,123	23,295
Jack in the Box, Inc. (a)	20,802	434,762
Jamba, Inc. (a)	30,157	39,506
Krispy Kreme Doughnuts, Inc. (a)	27,765	181,583
Luby’s, Inc. (a)	9,063	40,874
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	6,279	54,878
O’Charleys, Inc. (a)(b)	9,011	49,470
P.F. Chang’s China Bistro, Inc.	10,069	311,233
Papa John’s International, Inc. (a)	8,834	332,865
Red Robin Gourmet Burgers, Inc. (a)	6,146	170,244
Ruby Tuesday, Inc. (a)	30,978	213,748
Ruth’s Hospitality Group, Inc. (a)	16,781	83,402
Sonic Corp. (a)	29,287	197,102
Texas Roadhouse, Inc., Class A	29,859	444,899
		8,067,234
Scientific Instruments: Control & Filter — 0.7%
Brady Corp.	22,505	710,483
CIRCOR International, Inc.	8,163	288,236
Energy Recovery, Inc. (a)	21,246	54,815
ESCO Technologies, Inc.	12,605	362,772
The Gorman-Rupp Co.	7,232	196,349
Mine Safety Appliances Co.	12,901	427,281
PMFG, Inc. (a)	8,340	162,713
Robbins & Myers, Inc.	18,684	907,108
Sun Hydraulics, Inc.	9,550	223,756
Thermon Group Holdings, Inc. (a)	4,742	83,554
Watts Water Technologies, Inc., Class A	14,252	487,561
X-Rite, Inc. (a)	12,373	57,411
		3,962,039
Scientific Instruments: Electrical — 0.6%
A123 Systems, Inc. (a)	41,814	67,321
American Superconductor Corp. (a)(b)	21,173	78,128
A.O. Smith Corp.	18,001	722,200
AZZ, Inc.	5,942	270,005
Broadwind Energy, Inc. (a)	55,821	37,958
Coleman Cable, Inc. (a)	4,183	36,392
EnerSys (a)	22,602	586,974
Franklin Electric Co., Inc.	11,029	480,423
Houston Wire & Cable Co.	8,477	117,152
Littelfuse, Inc.	10,766	462,723
Preformed Line Products Co.	1,130	67,416
SatCon Technology Corp. (a)	25,649	15,392
Taser International, Inc. (a)	26,372	135,025
Valence Technology, Inc. (a)	36,478	35,748
		3,112,857

See Notes to Financial Statements.

32	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	7,144	$210,248
Faro Technologies, Inc. (a)	7,742	356,132
Measurement Specialties, Inc. (a)	7,089	198,209
Vishay Precision Group, Inc. (a)	5,788	92,492
Zygo Corp. (a)	7,548	133,222
		990,303
Scientific Instruments: Pollution Control — 0.6%
Clean Harbors, Inc. (a)(b)	22,189	1,414,105
Darling International, Inc. (a)	55,459	737,050
EnergySolutions, Inc. (a)	37,817	116,855
Fuel Tech, Inc. (a)	8,724	57,404
Heritage-Crystal Clean, Inc. (a)	2,328	38,552
Met-Pro Corp.	6,875	62,150
Metalico, Inc. (a)	18,767	61,743
Team, Inc. (a)(b)	9,223	274,384
TRC Cos., Inc. (a)	8,414	50,568
US Ecology, Inc.	8,742	164,175
WCA Waste Corp. (a)	7,998	52,067
		3,029,053
Securities Brokerage & Services — 0.4%
BGC Partners, Inc.	36,076	214,291
FXCM, Inc.	8,047	78,458
Gain Capital Holdings, Inc.	4,017	26,914
GFI Group, Inc.	33,832	139,388
Gladstone Investment Corp.	10,319	75,019
International FCStone, Inc. (a)	6,258	147,501
Investment Technology Group, Inc. (a)	19,558	211,422
KBW, Inc.	15,670	237,871
Knight Capital Group, Inc., Class A (a)(b)	47,508	561,545
Ladenburg Thalmann Financial Services, Inc. (a)	50,629	125,560
MarketAxess Holdings, Inc.	13,602	409,556
SWS Group, Inc.	13,881	95,362
		2,322,887
Semiconductors & Components — 2.5%
Advanced Analogic Technologies, Inc. (a)	20,241	116,993
Aeroflex Holding Corp. (a)	9,312	95,355
Alpha & Omega Semiconductor, Ltd. (a)	6,712	49,065
Amkor Technology, Inc. (a)	45,952	200,351
Amtech Systems, Inc. (a)	4,791	40,771
Anadigics, Inc. (a)	33,114	72,520
Applied Micro Circuits Corp. (a)	30,106	202,312
AXT, Inc. (a)	15,101	62,971
Cavium, Inc. (a)(b)	22,941	652,213
Ceva, Inc. (a)	10,912	330,197
Cirrus Logic, Inc. (a)(b)	31,390	497,532
Diodes, Inc. (a)	16,767	357,137
DSP Group, Inc. (a)	6,828	35,574
eMagin Corp. (a)	8,794	32,538
Emcore Corp. (a)	45,287	39,051
Entropic Communications, Inc. (a)	40,737	208,166
Exar Corp. (a)	17,246	112,099
Formfactor, Inc. (a)	23,966	121,268
GT Advanced Technologies, Inc. (a)	59,734	432,474
Hittite Microwave Corp. (a)	14,843	732,947
Inphi Corp. (a)	10,151	121,406
Integrated Device Technology, Inc. (a)	70,337	384,040
Integrated Silicon Solutions, Inc. (a)	12,738	116,425
IXYS Corp. (a)(b)	11,502	124,567

Common Stocks	Shares	Value
Semiconductors & Components (concluded)
Kopin Corp. (a)	31,808	$123,415
Lattice Semiconductor Corp. (a)	55,925	332,195
MaxLinear, Inc., Class A (a)	7,258	34,476
Micrel, Inc.	23,977	242,407
Microsemi Corp. (a)	40,967	686,197
Mindspeed Technologies, Inc. (a)	16,376	75,002
MIPS Technologies, Inc. (a)	25,060	111,768
Monolithic Power Systems, Inc. (a)(b)	14,221	214,310
MoSys, Inc. (a)	14,912	62,630
Netlogic Microsystems, Inc. (a)	32,357	1,603,937
Omnivision Technologies, Inc. (a)(b)	27,520	336,707
Pericom Semiconductor Corp. (a)	11,937	90,841
PLX Technology, Inc. (a)	20,997	60,261
Power Integrations, Inc.	13,671	453,330
Rambus, Inc. (a)(b)	46,589	351,747
RF Micro Devices, Inc. (a)	130,895	706,833
Rubicon Technology, Inc. (a)	8,141	76,444
Semtech Corp. (a)(b)	30,919	767,410
Sigma Designs, Inc. (a)	14,969	89,814
Silicon Image, Inc. (a)	37,771	177,524
Spansion, Inc., Class A (a)	23,901	197,900
Standard Microsystems Corp. (a)	10,907	281,073
Supertex, Inc. (a)	4,884	92,210
TriQuint Semiconductor, Inc. (a)	77,968	379,704
Volterra Semiconductor Corp. (a)(b)	11,645	298,228
		12,984,335
Shipping — 0.3%
Baltic Trading Ltd.	7,643	36,304
DHT Holdings, Inc.	32,967	24,396
Eagle Bulk Shipping, Inc. (b)	31,914	30,066
Excel Maritime Carriers Ltd. (a)(b)	23,021	33,381
Frontline, Ltd. (b)	24,303	104,260
Genco Shipping & Trading Ltd. (a)	13,959	94,363
Gulfmark Offshore, Inc., Class A (a)	11,234	471,940
International Shipholding Corp.	2,580	48,220
Knightsbridge Tankers Ltd.	10,484	143,316
Nordic American Tankers Ltd.	22,468	269,391
Overseas Shipholding Group, Inc. (b)	12,618	137,915
Scorpio Tankers, Inc. (a)	14,308	69,966
Ship Finance International Ltd. (b)	21,504	200,847
Teekay Tankers Ltd., Class A	19,801	69,700
Ultrapetrol Bahamas Ltd. (a)(b)	10,220	30,456
		1,764,521
Specialty Retail — 3.5%
1-800-FLOWERS.COM, Inc., Class A (a)	12,405	27,291
Aéropostale, Inc. (a)(b)	38,282	583,800
America’s Car Mart, Inc. (a)	4,050	158,679
ANN, Inc. (a)	24,655	610,951
Asbury Automotive Group, Inc. (a)(b)	13,794	297,399
Ascena Retail Group, Inc. (a)	29,757	884,378
Barnes & Noble, Inc. (b)	13,761	199,259
bebe Stores, Inc.	18,298	152,422
Big 5 Sporting Goods Corp.	10,429	108,879
Blue Nile, Inc. (a)(b)	5,647	230,849
Body Central Corp. (a)	5,569	139,002
Brown Shoe Co., Inc.	19,927	177,350
The Buckle, Inc.	12,770	521,910
Build-A-Bear Workshop, Inc. (a)	6,847	57,926
Cabela’s, Inc., Class A (a)	20,510	521,364
Casual Male Retail Group, Inc. (a)	19,782	67,654

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	33

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail (concluded)
The Cato Corp., Class A	13,131	$317,770
Charming Shoppes, Inc. (a)	55,178	270,372
The Children’s Place Retail Stores, Inc. (a)	12,352	656,138
Christopher & Banks Corp.	16,329	38,210
Citi Trends, Inc. (a)	6,846	60,108
Coldwater Creek, Inc. (a)	34,136	40,280
Collective Brands, Inc. (a)	29,157	418,986
Conn’s, Inc. (a)	6,889	76,468
Cost Plus, Inc. (a)	9,004	87,789
Destination Maternity Corp.	5,091	85,122
Express, Inc. (a)	26,150	521,431
The Finish Line, Inc., Class A	24,573	473,890
Francesca’s Holdings Corp. (a)	4,707	81,431
Genesco, Inc. (a)	11,219	692,661
Group 1 Automotive, Inc.	10,757	557,213
Haverty Furniture Cos., Inc.	8,913	97,865
hhgregg, Inc. (a)(b)	7,977	115,268
Hibbett Sports, Inc. (a)(b)	12,972	586,075
Hot Topic, Inc.	20,091	132,802
Jos. A. Bank Clothiers, Inc. (a)	13,086	638,073
Lithia Motors, Inc., Class A	10,441	228,240
Lumber Liquidators Holdings, Inc. (a)	10,957	193,501
MarineMax, Inc. (a)	11,075	72,209
Mattress Firm Holding Corp. (a)	2,841	65,883
The Men’s Wearhouse, Inc.	24,398	790,739
Monro Muffler, Inc.	14,430	559,740
New York & Co. (a)	13,808	36,729
Nu Skin Enterprises, Inc., Class A	25,970	1,261,363
Office Depot, Inc. (a)	131,668	283,086
OfficeMax, Inc. (a)(b)	40,715	184,846
Pacific Sunwear of California, Inc. (a)	21,866	37,391
Penske Auto Group, Inc.	21,121	406,579
The Pep Boys — Manny, Moe & Jack	24,952	274,472
Pier 1 Imports, Inc. (a)	46,518	647,996
Regis Corp.	27,366	452,907
Rue21, Inc. (a)	7,101	153,382
Shoe Carnival, Inc. (a)	4,340	111,538
Shutterfly, Inc. (a)(b)	14,089	320,666
Sonic Automotive, Inc.	19,073	282,471
Stage Stores, Inc.	14,775	205,225
Stamps.com, Inc. (a)	5,024	131,277
Stein Mart, Inc. (a)	13,130	89,415
Systemax, Inc. (a)	5,123	84,068
The Talbots, Inc. (a)	32,730	87,062
Teavana Holdings, Inc. (a)(b)	3,323	62,406
Vitamin Shoppe, Inc. (a)(b)	11,737	468,072
The Wet Seal, Inc., Class A (a)(b)	42,954	140,030
Zale Corp. (a)	15,179	57,832
Zumiez, Inc. (a)	10,081	279,849
		18,656,039
Steel — 0.1%
Carbonite, Inc. (a)(b)	3,583	39,772
Handy & Harman Ltd. (a)	2,848	28,195
Olympic Steel, Inc.	4,391	102,398
Shiloh Industries, Inc. (a)	2,458	20,598
TMS International Corp. (a)	6,026	59,537
Universal Stainless & Alloy Products, Inc. (a)	3,373	126,015
		376,515

Common Stocks	Shares	Value
Sugar — 0.0%
Imperial Sugar Co., New Shares	6,145	$21,938
Synthetic Fibers & Chemicals — 0.0%
Zoltek Cos., Inc. (a)	13,062	99,532
Technology: Miscellaneous — 0.4%
Benchmark Electronics, Inc. (a)(b)	28,743	387,168
CTS Corp.	16,321	150,153
Fabrinet (a)	9,664	132,204
Pendrell Corp. (a)	72,206	184,847
Plexus Corp. (a)(b)	16,842	461,134
Sanmina-SCI Corp. (a)	38,163	355,298
Vocus, Inc. (a)(b)	8,346	184,363
		1,855,167
Telecommunications Equipment — 0.2%
Arris Group, Inc. (a)	58,618	634,247
Brightpoint, Inc. (a)	32,309	347,645
Communications Systems, Inc.	3,259	45,821
OpNext, Inc. (a)	22,764	18,389
Powerwave Technologies, Inc. (a)	15,092	31,391
Symmetricom, Inc. (a)	20,561	110,824
Ubiquiti Networks, Inc. (a)	4,122	75,144
		1,263,461
Textile Products — 0.1%
Interface, Inc., Class A	25,007	288,581
Unifi, Inc. (a)	6,344	48,214
		336,795
Textiles Apparel & Shoes — 1.5%
Carter’s, Inc. (a)	23,272	926,458
Cherokee, Inc.	3,904	45,560
Columbia Sportswear Co.	5,744	267,383
Crocs, Inc. (a)	42,782	631,890
Delta Apparel, Inc. (a)	3,425	65,383
G-III Apparel Group Ltd. (a)	7,831	195,070
Iconix Brand Group, Inc. (a)	34,558	562,950
The Jones Group, Inc.	38,353	404,624
K-Swiss, Inc., Class A (a)(b)	11,855	34,617
Kenneth Cole Productions, Inc., Class A (a)	3,535	37,436
Liz Claiborne, Inc. (a)(b)	44,833	386,909
Maidenform Brands, Inc. (a)	11,075	202,673
Oxford Industries, Inc.	6,077	274,194
Perry Ellis International, Inc. (a)	5,688	80,883
Quiksilver, Inc. (a)	61,538	222,152
R.G. Barry Corp.	3,978	48,054
Skechers U.S.A., Inc., Class A (a)	17,728	214,863
Steven Madden Ltd. (a)(b)	17,927	618,482
True Religion Apparel, Inc. (a)	12,218	422,498
Vera Bradley, Inc. (a)(b)	9,370	302,183
The Warnaco Group, Inc. (a)	19,167	959,117
Weyco Group, Inc.	3,267	80,205
Wolverine World Wide, Inc.	23,499	837,504
		7,821,088

See Notes to Financial Statements.

34	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Tobacco — 0.2%
Alliance One International, Inc. (a)(b)	41,120	$111,847
Star Scientific, Inc. (a)(b)	51,044	111,276
Universal Corp.	10,967	504,043
Vector Group Ltd.	22,795	404,839
		1,132,005
Toys — 0.1%
Jakks Pacific, Inc.	12,853	181,356
Leapfrog Enterprises, Inc. (a)	19,671	109,961
		291,317
Transportation Miscellaneous — 0.2%
Echo Global Logistics, Inc. (a)	5,322	85,950
HUB Group, Inc., Class A (a)(b)	17,428	565,190
Odyssey Marine Exploration, Inc. (a)(b)	34,442	94,371
Pacer International, Inc. (a)	16,164	86,477
Textainer Group Holdings Ltd.	5,421	157,860
Wesco Aircraft Holdings, Inc. (a)	9,952	139,229
		1,129,077
Truckers — 0.7%
Arkansas Best Corp.	12,031	231,837
Celadon Group, Inc.	9,536	112,620
Covenant Transport Group, Inc., Class A (a)	3,660	10,870
Forward Air Corp.	13,930	446,456
Heartland Express, Inc.	23,892	341,417
Knight Transportation, Inc.	28,925	452,387
Marten Transport Ltd.	7,346	132,155
Old Dominion Freight Line, Inc. (a)(b)	22,472	910,790
Patriot Transportation Holding, Inc. (a)	2,889	62,691
Quality Distribution, Inc. (a)	7,090	79,763
Roadrunner Transportation Systems, Inc. (a)	4,102	57,961
Saia, Inc. (a)	7,443	92,889
Swift Transportation Co. (a)	37,502	309,016
Universal Truckload Services, Inc.	2,617	47,499
Werner Enterprises, Inc.	20,748	500,027
		3,788,378
Utilities: Electrical — 2.2%
Allete, Inc.	15,139	635,535
Atlantic Power Corp. (a)	53,785	769,125
Avista Corp.	27,328	703,696
Black Hills Corp.	18,671	626,972
Central Vermont Public Service Corp.	6,326	222,043
CH Energy Group, Inc.	7,378	430,728
Cleco Corp.	28,897	1,100,976
Dynegy, Inc. (a)	48,545	134,470
El Paso Electric Co.	19,925	690,202
The Empire District Electric Co.	19,884	419,354
Genie Energy Ltd.	7,144	56,652
IDACORP, Inc.	23,481	995,829
MGE Energy, Inc.	10,979	513,488
NorthWestern Corp.	17,208	615,874
Otter Tail Corp.	17,142	377,467
Pike Electric Corp. (a)	7,664	55,104
PNM Resources, Inc.	37,769	688,529
Portland General Electric Co.	35,695	902,726
UIL Holdings Corp.	23,954	847,253
Unisource Energy Corp.	17,369	641,263
Unitil Corp.	5,128	145,533
		11,572,819

Common Stocks	Shares	Value
Utilities: Gas Distributors — 1.2%
Chesapeake Utilities Corp.	4,537	$196,679
The Laclede Group, Inc.	10,659	431,370
New Jersey Resources Corp.	19,639	966,239
Northwest Natural Gas Co.	12,661	606,841
Piedmont Natural Gas Co.	34,111	1,159,092
South Jersey Industries, Inc.	14,215	807,554
Southwest Gas Corp.	21,751	924,200
WGL Holdings, Inc.	24,310	1,074,988
		6,166,963
Utilities: Miscellaneous — 0.0%
Ormat Technologies, Inc.	8,558	154,301
Utilities: Telecommunications — 0.8%
8x8, Inc. (a)	29,090	92,215
Alaska Communications Systems Group, Inc. (b)	21,152	63,668
Atlantic Tele-Network, Inc.	4,449	173,734
Boingo Wireless, Inc. (a)	2,887	24,828
Cbeyond Communications, Inc. (a)	13,294	106,485
Cincinnati Bell, Inc. (a)(b)	94,239	285,544
Cogent Communications Group, Inc. (a)	21,735	367,104
Consolidated Communications Holdings, Inc.	12,421	236,620
Fairpoint Communications, Inc. (a)(b)	9,874	42,754
General Communication, Inc., Class A (a)(b)	19,656	192,432
Globalstar, Inc. (a)(b)	53,210	28,733
HickoryTech Corp.	6,392	70,823
IDT Corp., Class B	6,633	62,218
inContact, Inc. (a)	14,490	64,191
Iridium Communications, Inc. (a)	20,569	158,587
j2 Global, Inc.	21,748	611,989
Leap Wireless International, Inc. (a)	28,860	268,109
Lumos Networks Corp.	7,122	109,252
Neutral Tandem, Inc. (a)	14,905	159,335
NTELOS Holdings Corp.	7,130	145,309
ORBCOMM, Inc. (a)	16,916	50,579
Premiere Global Services, Inc. (a)	24,806	210,107
Shenandoah Telecom Co.	11,346	118,906
SureWest Communications	6,570	79,037
Towerstream Corp. (a)	21,052	44,209
USA Mobility, Inc.	10,601	147,036
Vonage Holdings Corp. (a)	65,884	161,416
		4,075,220
Utilities: Water — 0.3%
American States Water Co.	8,867	309,458
Artesian Resources Corp., Class A	3,370	63,457
California Water Service Group	19,894	363,264
Connecticut Water Service, Inc.	4,126	111,938
Consolidated Water Co., Inc.	6,937	59,520
Middlesex Water Co.	7,501	139,969
Pennichuck Corp.	2,179	62,821
SJW Corp.	6,783	160,350
York Water Co.	6,152	108,521
		1,379,298
Total Common Stocks — 98.7%		522,151,952

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	35

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Investment Companies	Shares	Value
Asset Management & Custodian — 0.2%
BlackRock Kelso Capital Corp. (d)	34,792	$283,903
Gladstone Capital Corp.	10,173	77,620
Hercules Technology Growth Capital, Inc.	20,886	197,164
Pennantpark Investment Corp.	21,738	219,336
Prospect Capital Corp.	51,782	481,055
		1,259,078
Total Investment Companies — 0.2%		1,259,078

Other Interests
Machinery: Industrial — 0.0%
Gerber Scientific, Inc. (a)(e)	12,866	129
Total Other Interests — 0.0%		129

Warrants (f)
Oil: Crude Producers — 0.0%
Magnum Hunter Resources Corp. (Expires 10/14/13)	5,700	—
Total Warrants — 0.0%		—
Total Long-Term Investments (Cost — $474,596,580) — 98.9%		523,411,159

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)(g)	7,771,176	$7,771,176

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (d)(g)(h)	$58,202	58,201,803
Total Short-Term Securities (Cost — $65,972,979) — 12.5%		65,972,979
Total Investments (Cost — $540,569,559*) — 111.4%		589,384,138
Liabilities in Excess of Other Assets — (11.4)%		(60,330,561)
Net Assets — 100.0%		$529,053,577

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$552,096,089
Gross unrealized appreciation	$84,839,369
Gross unrealized depreciation	(47,551,320)
Net unrealized appreciation	$37,288,049

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2010	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at December 31, 2011	Value at December 31, 2011	Realized Gain (Loss)	Income
BlackRock Kelso Capital Corp.	20,122	19,019		(4,349)	34,792	$283,903	$(11,522)	$28,204
BlackRock Liquidity Funds, TempFund, Institutional Class	7,181,244	589,198	[1]	—	7,771,176	$7,771,176	$139	$8,079
BlackRock Liquidity Series, LLC Money Market Series	$8,152,630	$50,049,173	[1]	—	$58,201,803	$58,201,803	—	$639,806
PennyMac Mortgage Investment Trust	5,329	10,221		(2,392)	13,158	$218,686	$(5,810)	$19,341

[1]	Represents net shares/beneficial interest purchased.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

36	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Schedule of Investments (concluded)	Master Small Cap Index Series

•	Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
125	Russell 2000 EMINI	ICE Futures US Indices	March 2012	$9,235,000	$(7,075)

•

For Series compliance purposes, the Series’industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$522,069,421	$82,531	—	$522,151,952
Investment Companies	1,259,078	—	—	1,259,078
Other Interests	—	129	—	129
Short-Term Securities	7,771,176	58,201,803	—	65,972,979
Total	$531,099,675	$58,284,463	—	$589,384,138

[1]	See above Schedule of Investments for values in each industry excluding Level 2, Banks: Diversified, within the table.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity Contracts	$(7,075)	—	—	$(7,075)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	37

Statement of Assets and Liabilities	Master Small Cap Index Series

December 31, 2011
Assets
Investments at value — unaffiliated (including securities loaned of $56,207,758) (cost — $474,050,799)	$522,908,570
Investments at value — affiliated (cost — $66,518,760)	66,475,568
Cash pledged as collateral for financial futures contracts	727,000
Investments sold receivable	26,702,011
Dividends receivable	778,995
Securities lending income receivable — affiliated	129,452
Receivable from advisor	34,365
Prepaid expenses	23,514
Total assets	617,779,475

Liabilities
Bank overdraft	79,371
Collateral on securities loaned at value	58,201,803
Margin variation payable	34,832
Other affiliates payable	2,958
Directors’ fees payable	383
Withdrawals payable to investor	30,303,810
Other accrued expenses payable	102,741
Total liabilities	88,725,898
Net Assets	$529,053,577

Net Assets Consist of
Investors’ capital	$480,246,059
Net unrealized appreciation/depreciation	48,807,518
Net Assets	$529,053,577

See Notes to Financial Statements.

38	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Statement of Operations	Master Small Cap Index Series

Year Ended December 31, 2011
Investment Income
Dividends — unaffiliated	$6,035,188
Foreign taxes withheld	(4,470)
Dividends — affiliated	55,624
Securities lending — affiliated	639,806
Total income	6,726,148

Expenses
Investment advisory	43,820
Custodian	135,602
Accounting services	115,227
Professional	87,054
Directors	12,588
Printing	1,199
Miscellaneous	19,098
Total expenses	414,588
Less fees waived and/or reimbursed by advisor	(93,339)
Total expenses after fees waived and/or reimbursed	321,249
Net investment income	6,404,899

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	8,294,002
Investments — affiliated	(17,193)
Financial futures contracts	(1,236,622)
Foreign currency transactions	78
Short positions	56,001
7,096,266
Net change in unrealized appreciation/depreciation on:
Investments	(46,193,675)
Financial futures contracts	(6,698)
Foreign currency transactions	14
(46,200,359)
Total realized and unrealized loss	(39,104,093)
Net Decrease in Net Assets Resulting from Operations	$(32,699,194)

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	39

Statements of Changes in Net Assets	Master Small Cap Index Series

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2011	2010
Operations
Net investment income	$6,404,899	$3,501,724
Net realized gain (loss)	7,096,266	(9,889,317)
Net change in unrealized appreciation/depreciation	(46,200,359)	60,704,760
Net increase (decrease) in net assets resulting from operations	(32,699,194)	54,317,167

Capital Transactions
Proceeds from contributions	449,939,216	226,075,632
Value of withdrawals	(226,358,426)	(171,857,514)
Net increase in net assets derived from capital transactions	223,580,790	54,218,118

Net Assets
Total increase in net assets	190,881,596	108,535,285
Beginning of year	338,171,981	229,636,696
End of year	$529,053,577	$338,171,981

Financial Highlights	Master Small Cap Index Series

	Year Ended December 31,
	2011	2010	2009	2008	2007
Total Investment Return
Total investment return	(4.30)%	27.19%	27.37%	(33.57)%	(1.46)%

Ratios to Average Net Assets
Total expenses	0.09%	0.12%	0.09%	0.08%	0.06%
Total expenses after fees waived and/or reimbursed and fees paid indirectly	0.07%	0.08%	0.07%	0.07%	0.06%
Net investment income	1.46%	1.27%	1.27%	1.60%	1.69%

Supplemental Data
Net assets, end of year (000)	$529,054	$338,172	$229,637	$344,720	$630,394
Portfolio turnover	31%	42%	43%	42%	26%

See Notes to Financial Statements.

40	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Notes to Financial Statements	Master Small Cap Index Series

1. Organization and Significant Accounting Policies:

Master Small Cap Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue nontransferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	41

Notes to Financial Statements (continued)	Master Small Cap Index Series

Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the year ended December 31, 2011, any securities on loan were collateralized by cash.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

In December 2011, the FASB issued guidance that will enhance current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting agreements or similar agreements and will require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statement of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference

42	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Notes to Financial Statements (continued)	Master Small Cap Index Series

between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of December 31, 2011
	Liability Derivatives
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized depreciation*	$(7,075)

*

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Year Ended December 31, 2011
Net Realized Loss From
Financial Futures Contracts
Equity contracts	$(1,236,622)
Net Change in Unrealized Appreciation/Depreciation on
Financial Futures Contracts
Equity contracts	$ (6,698)

For the year ended December 31, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	102
Average notional value of contracts purchased	$7,600,278

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating expenses incurred by the Series (excluding interest expense, acquired fund fees and certain other Series’ expenses) will not exceed 0.08% of the average daily value of the Series’ net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2012 unless approved by the Board, including a majority of the Independent directors. For the year ended December 31, 2011, the Manager waived and/or reimbursed $88,527, which is included in fees waived and/or reimbursed by advisor in the Statement of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. For the year ended December 31, 2011, the Manager waived $4,812, which is included in fees waived and/or reimbursed by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2011, the Series reimbursed the Manager $5,446 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the year ended December 31, 2011, BIM received $290,249 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	43

Notes to Financial Statements (concluded)	Master Small Cap Index Series

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2011, were $371,105,816 and $139,139,069, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2011. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month London Interbank Offered Rate (“LIBOR”) plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. Effective November 2011, the credit agreement was renewed until November 2012 with the following terms: a commitment fee of 0.065% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2011. The Series did not borrow under the credit agreement during the year ended December 31, 2011.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

As of December 31, 2011, the Series invested a significant portion of its assets in securities in the energy sector. Changes in economic conditions affecting the energy sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

44	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Report of Independent Registered Public Accounting Firm	Master Small Cap Index Series

To the Investors of Master Small Cap Index Series and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Small Cap Index Series, one of the portfolios constituting Quantitative Master Series LLC (the “Master LLC”), as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Small Cap Index Series, one of the portfolios constituting Quantitative Master Series LLC as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
February 22, 2012

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	45

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 107 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2010.

				33 RICs consisting of 107 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				33 RICs consisting of 107 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.

				33 RICs consisting of 107 Portfolios	AIMS Worldwide, Inc. (marketing)
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				33 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 107 Portfolios	None
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				33 RICs consisting of 107 Portfolios	None

46	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1] (concluded)
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				33 RICs consisting of 107 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				33 RICs consisting of 107 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served for the Corporation/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows Directors as joining the Corporation’s/Master LLC’s board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Director	Since 2011

Senior Managing Director, BlackRock and Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.

			159 RICs consisting of 286 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			159 RICs consisting of 286 Portfolios	None

[3]

Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Corporation/Master LLC based on his position with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Corporation/Master LLC based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	47

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009;Vice President of BlackRock from 2005 to 2008.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.

[1]	Officers of the Corporation/Master LLC serve at the pleasure of the Board.
Further information about the Officers and Directors is available in the Corporation’s/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 22, 2011, Richard S. Davis resigned as Director of the Corporation and the Master LLC, and Paul L. Audet became Director of the Corporation and the Master LLC.

48	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Series file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Series use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Series voted proxies relating to securities held in the Fund’s/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	49

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

50	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio†
BlackRock Multi-Sector Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock World Income Fund
US Mortgage Portfolio

Municipal Bond Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios Conservative Prepared Portfolio Moderate Prepared Portfolio Growth Prepared Portfolio Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2011	51

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#Index 3-12/11-AR

Item 2 –

Code of Ethics – Each registrant (or “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock International Index Fund of BlackRock Index Funds, Inc.	$7,000	$6,800	$3,000	$0	$8,600	$6,100	$0	$46
BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc.	$7,000	$6,800	$0	$0	$12,350	$6,100	$0	$329
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.	$7,000	$6,800	$3,000	$0	$10,700	$6,100	$0	$17
Master International Index Series of Quantitative Master Series LLC	$36,800	$35,700	$1,750	$0	$17,000	$17,000	$0	$0
Master S&P 500 Index Series of Quantitative Master Series LLC	$34,500	$33,500	$13,300	$0	$18,600	$17,000	$0	$0
Master Small Cap Index Series of Quantitative Master Series LLC	$38,100	$37,000	$1,750	$0	$17,000	$17,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$3,030,000	$2,950,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrants on an annual basis require specific pre-approval by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to a registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrants, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock International Index Fund of BlackRock Index Funds, Inc.	$11,600	$16,923
BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc.	$12,350	$17,206
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.	$13,700	$16,894
Master International Index Series of Quantitative Master Series LLC	$18,750	$27,777
Master S&P 500 Index Series of Quantitative Master Series LLC	$31,900	$27,777
Master Small Cap Index Series of Quantitative Master Series LLC	$18,750	$27,777

Additionally, SAS No. 70 fees for the current and previous fiscal years of $3,030,000 and $2,950,000, respectively, were billed by D&T to the Investment Adviser.

(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Reports to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: March 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: March 1, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: March 1, 2012